                                 [logo]
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                             COLUMBIA FUNDS
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                        1997 SEMI-ANNUAL REPORT
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                       COLUMBIA COMMON STOCK FUND
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                          COLUMBIA GROWTH FUND
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                   COLUMBIA INTERNATIONAL STOCK FUND
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                          COLUMBIA SPECIAL FUND
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                         COLUMBIA SMALL CAP FUND
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                    COLUMBIA REAL ESTATE EQUITY FUND
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                        COLUMBIA BALANCED FUND
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                      COLUMBIA DAILY INCOME COMPANY
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                COLUMBIA U.S. GOVERNMENT SECURITIES FUND
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                 COLUMBIA FIXED INCOME SECURITIES FUND
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                       COLUMBIA MUNICIPAL BOND FUND
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                         COLUMBIA HIGH YIELD FUND

                             LETTER TO SHAREHOLDERS
           ---------------------------------------------------------

     Dear Columbia Investor,

     We are pleased to present the Columbia Funds 1997 Semi-Annual Report. Inside you will find a discussion of the economy and financial markets, as well as updated performance, investment and financial information on each Columbia Fund for the six months ended June 30, 1997.

     At Columbia, we recognize that the more information you have, the better equipped you will be to make important financial decisions. In an effort to make our shareholder report more meaningful, we have incorporated enhancements such as index charts and portfolio highlights to better illustrate activity in the financial markets and the Funds.

     And for the very latest information from Columbia, we invite you to visit us periodically at WWW.COLUMBIAFUNDS.COM, our site on the World Wide Web. Fund prices are updated daily, and the site itself is in a constant state of evolution. There are interactive worksheets designed to help you plan for retirement, as well as a continually expanded education library, which you may wish to consult for broad investment information. Our most recent improvement includes the addition of a stock market ticker, which monitors the price change of the Dow Jones Industrial Average, the S&P 500 and the NASDAQ. All these information enhancements are made with you, our shareholders, in mind.

     As always, we remain committed to serving your investment needs while tempering your exposure to risk. Thank you for entrusting us with your investment. We look forward to serving you in the months and years to come.

Sincerely,

          [SIGNATURE]                 [SIGNATURE]
J. JERRY INSKEEP, JR.                 JOHN A. KEMP
CHAIRMAN                              PRESIDENT

       FRONT COVER FEATURES A PHOTOGRAPH OF THE 79-YEAR-OLD VISTA HOUSE, PERCHED ATOP CROWN POINT AT THE MOUTH OF THE COLUMBIA RIVER GORGE.
     THE PHOTO WAS TAKEN IN OREGON, LOOKING ACROSS TO WASHINGTON STATE.

                               TABLE OF CONTENTS
       -----------------------------------------------------------------

                       SEMI-ANNUAL REPORT, JUNE 30, 1997

AN OVERVIEW OF THE MARKETS.....................................................1
COLUMBIA COMMON STOCK FUND
  Investment Review............................................................4
  Financial Highlights........................................................16
  Schedule of Investments.....................................................28
  Statement of Assets and Liabilities.........................................61
  Statement of Operations.....................................................64
  Statements of Changes in Net Assets.........................................67
COLUMBIA GROWTH FUND
  Investment Review............................................................5
  Financial Highlights........................................................17
  Schedule of Investments.....................................................30
  Statement of Assets and Liabilities.........................................61
  Statement of Operations.....................................................64
  Statements of Changes in Net Assets.........................................67
COLUMBIA INTERNATIONAL STOCK FUND
  Investment Review............................................................6
  Financial Highlights........................................................18
  Schedule of Investments.....................................................32
  Statement of Assets and Liabilities.........................................61
  Statement of Operations.....................................................64
  Statements of Changes in Net Assets.........................................67
COLUMBIA SPECIAL FUND
  Investment Review............................................................7
  Financial Highlights........................................................19
  Schedule of Investments.....................................................36
  Statement of Assets and Liabilities.........................................61
  Statement of Operations.....................................................64
  Statements of Changes in Net Assets.........................................68
COLUMBIA SMALL CAP FUND
  Investment Review............................................................8
  Financial Highlights........................................................20
  Schedule of Investments.....................................................38
  Statement of Assets and Liabilities.........................................62
  Statement of Operations.....................................................65
  Statement of Changes in Net Assets..........................................68
COLUMBIA REAL ESTATE EQUITY FUND
  Investment Review............................................................9
  Financial Highlights........................................................21
  Schedule of Investments.....................................................40
  Statement of Assets and Liabilities.........................................62
  Statement of Operations.....................................................65
  Statements of Changes in Net Assets.........................................68
COLUMBIA BALANCED FUND
  Investment Review...........................................................10
  Financial Highlights........................................................22
  Schedule of Investments.....................................................41
  Statement of Assets and Liabilities.........................................62
  Statement of Operations.....................................................65
  Statements of Changes in Net Assets.........................................69
COLUMBIA DAILY INCOME COMPANY
  Investment Review...........................................................11
  Financial Highlights........................................................23
  Schedule of Investments.....................................................46
  Statement of Assets and Liabilities.........................................62
  Statement of Operations.....................................................65
  Statements of Changes in Net Assets.........................................69
COLUMBIA U.S. GOVERNMENT SECURITIES FUND
  Investment Review...........................................................12
  Financial Highlights........................................................24
  Schedule of Investments.....................................................48
  Statement of Assets and Liabilities.........................................63
  Statement of Operations.....................................................66
  Statements of Changes in Net Assets.........................................69
COLUMBIA FIXED INCOME SECURITIES FUND
  Investment Review...........................................................13
  Financial Highlights........................................................25
  Schedule of Investments.....................................................49
  Statement of Assets and Liabilities.........................................63
  Statement of Operations.....................................................66
  Statements of Changes in Net Assets.........................................70
COLUMBIA MUNICIPAL BOND FUND
  Investment Review...........................................................14
  Financial Highlights........................................................26
  Schedule of Investments.....................................................52
  Statement of Assets and Liabilities.........................................63
  Statement of Operations.....................................................66
  Statements of Changes in Net Assets.........................................70
COLUMBIA HIGH YIELD FUND
  Investment Review...........................................................15
  Financial Highlights........................................................27
  Schedule of Investments.....................................................58
  Statement of Assets and Liabilities.........................................63
  Statement of Operations.....................................................66
  Statements of Changes in Net Assets.........................................70
NOTES TO FINANCIAL STATEMENTS.................................................71

                                 COLUMBIA FUNDS
                                 P.O. BOX 1350
                            PORTLAND, OR 97207-1350
                                    222-3606
                                 1-800-547-1707

                           AN OVERVIEW OF THE MARKETS
       -----------------------------------------------------------------

A LOOK AT THE FIRST HALF

The first six months of 1997 provided a wild ride for investors. The stage was set on March 25, when the Federal Reserve raised the federal funds rate by .25% (the rate banks charge one another to lend money overnight). This was the first time the Fed had increased interest rates in two years. Immediately after this rate hike, many investors wondered whether this would be a one-time move by the Fed to slow economic growth or the first in a series of hikes to reduce potential inflationary pressures.

While investors' concerns about further Fed moves were short-lived, they had extreme consequences for the market. By mid-April, the S&P 500 had given back all of its gains for the year, and smaller stocks were down by as much as 10%. The market, however, responded with a vengeance, and by mid-June, the S&P 500 had resurged by as much as 20% from its flat yearly performance. Smaller stocks also joined in the stampede, up almost 12% in the month of May alone.

                        SMALL STOCKS VERSUS THE S&P 500

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                YEAR-TO-DATE
                TOTAL RETURNS
             AS OF JUNE 30, 1997

                                                Russell 2000     S&P 500
Jan                                                    2.00%       6.25%
Feb                                                   -0.47%       7.08%
March                                                 -5.17%       2.67%
April                                                 -4.91%       8.80%
May                                                    5.67%      15.42%
June                                                  10.20%      20.59%
The S&P 500 is an unmanaged index generally
considered representative of the U.S. stock
market. The Russell 2000 Index is an
unmanaged
index generally considered representative of
the market for small, domestic stocks.

The shift in market sentiment occurred when investors began to realize that rapid economic growth in the first quarter was not accompanied by higher inflation and that growth was slowing in the second quarter. In fact, inflation rates appeared to be declining. Producer prices, as illustrated below, had fallen for five straight months for the first time since 1952. Accordingly, the Fed had little reason to raise rates again during the second quarter. Corporate earnings continued to exceed expectations, and investors responded enthusiastically.

                     PRODUCER PRICES HAVE STEADILY DECLINED

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                  PRODUCER PRICE INDEX
                  JANUARY - JUNE 1997
1/97                                                            2.5
2/97                                                            2.2
3/97                                                            1.6
4/97                                                            0.8
5/97                                                            0.3
6/97                                                           -0.1
The PPI measures average change in prices received by domestic producers of commodities at all stages of processing and is
generally used as a barometer of change in wholesale prices.

At this point, it's important to note that much of the market's strength has been driven by a narrow set of the largest capitalization stocks. Their rate of appreciation continues to approach record levels, pushing many market valuations beyond their historical parameters. This dramatic stratification of performance is illustrated on page 2.

In the past, such momentum in the stock market has only occurred when the economy has emerged from recession. Performance during the second quarter, however, has occurred on the heels of two years of stellar stock market performance, in the midst of a recovery dating back to 1990.

CURRENT OUTLOOK

Even though many stocks are priced at levels that leave little room for earnings disappointment, this investment environment seems better than any other in memory. Corporate downsizing and falling technology prices continue to contribute to increased productivity.

                                       -

                           AN OVERVIEW OF THE MARKETS
--------------------------------------------------------------------------------

Stock repurchases and industry consolidation have become commonplace, which has led to a cumulative withdrawal of $500 billion in stocks since the secular bull market began in 1982. This reduction of supply has occurred while demographic factors have created a record demand for financial assets.

                         LARGE CAPS HAVE LED THE MARKET

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            S&P 500 YEAR-TO-DATE PERFORMANCE
 BASED ON WEIGHTED MARKET CAPITALIZATION, AS OF JUNE 30,
                          1997
1st Quintile                                                  23.08%
2nd Quintile                                                  13.71%
3rd Quintile                                                  11.75%
4th Quintile                                                   9.73%
5th Quintile                                                  14.26%

Continued tightening of the labor market, however, is likely to put upward pressure on wages, which could trigger fears of future inflation. While the Fed has said that it would move to raise rates if necessary, they seem to be testing the economy's ability to grow without higher inflation. So far, signs indicate that inflation is not a concern; retail sales have fallen for three consecutive months and long-term interest rates have declined modestly from their highs in April, suggesting that economic growth may slow from unsustainable levels earlier in the year.

The fixed income market remains highly susceptible to the latest economic reports. With the most recent news of slowing growth, the bond market has pushed rates close to 1996 year-end levels. But given the recent runup in bond prices, we believe that the fixed income market is vulnerable if economic news becomes more positive.

                     BOND MARKET HAS PUSHED RATES CLOSE TO
                              1996 YEAR-END LEVELS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             30-YEAR TREASURY
                   YIELD
            JANUARY - JUNE 1997
1/3/97                      6.73
1/10/97                     6.84
1/17/97                     6.82
1/24/97                     6.89
1/31/97                     6.79
2/7/97                       6.7
2/14/97                     6.52
2/21/97                     6.64
2/28/97                      6.8
3/7/97                      6.81
3/14/97                     6.94
3/21/97                     6.97
3/28/97                     7.09
4/4/97                      7.12
4/11/97                     7.17
4/18/97                     7.05
4/25/97                     7.14
5/2/97                      6.87
5/9/97                      6.89
5/16/97                      6.9
5/23/97                     6.99
5/30/97                     6.91
6/6/97                      6.77
6/13/97                     6.72
6/20/97                     6.66
6/27/97                     6.74
7/4/97                      6.63

On the international front, economic strength is accelerating and inflation is low. Many foreign stock markets continue to show strength, with Latin America leading the pack. We note that foreign purchases of U.S. equities are increasing, as interest rates worldwide continue to favor investment in the United States. With our economy currently viewed as one of the strongest among major trading partners, the dollar has been strong against European currencies and the Japanese yen.

INVESTMENT STRATEGY

As we look to the second half of 1997, we believe that economic growth may again pick up to levels that could concern the Fed. Rising consumer incomes and confidence could lead to higher spending. Historically, such an increase in consumption has spilled over to the manufacturing sector, resulting in higher production, rising prices and increased interest rates. Under this scenario, the Fed may act to tighten interest rates.

Given the extraordinary heights reached by the stock market, we believe some caution is warranted. Price/earnings ratios (P/Es) are high relative to inflation and interest rates, and equity dividend yields are at all time lows, as shown on page three. At current valuation levels, we believe the stock market is vulnerable to even minor changes in fundamentals or perceptions. Our equity portfolios are positioned, therefore, with a weighted average capitalization that is smaller than the market, intended to reduce portfolio risk in the event of a correction in the price of stocks with the highest

                                       -

                           AN OVERVIEW OF THE MARKETS
--------------------------------------------------------------------------------

valuations. Weightings in small cap stocks, international names and real estate investment trusts also provide a measure of defense, and we continue to maintain a conservative, neutral allocation between stocks and bonds.

                       DIVIDEND YIELD LOWEST IN 46 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            S&P 500-DIVIDEND YIELD
           JANUARY 1950 - JUNE 1997
Jan-50                          6.65
Feb-50                          6.62
Mar-50                          6.53
Apr-50                          6.36
May-50                          6.16
Jun-50                          6.12
Jul-50                          6.63
Aug-50                          6.54
Sep-50                          6.65
Oct-50                          6.39
Nov-50                          6.97
Dec-50                          7.24
Jan-51                          6.34
Feb-51                           6.2
Mar-51                          6.34
Apr-51                          6.27
May-51                          6.23
Jun-51                           6.3
Jul-51                          6.25
Aug-51                          5.96
Sep-51                          5.75
Oct-51                          5.77
Nov-51                          6.18
Dec-51                          5.99
Jan-52                          5.82
Feb-52                          5.99
Mar-52                          5.94
Apr-52                          5.96
May-52                          5.99
Jun-52                          5.83
Jul-52                          5.65
Aug-52                          5.66
Sep-52                          5.74
Oct-52                          5.89
Nov-52                          5.69
Dec-52                          5.47
Jan-53                          5.45
Feb-53                          5.52
Mar-53                          5.48
Apr-53                          5.75
May-53                          5.77
Jun-53                          5.99
Jul-53                           5.9
Aug-53                          5.87
Sep-53                          6.14
Oct-53                          5.99
Nov-53                          5.92
Dec-53                          5.83
Jan-54                          5.69
Feb-54                          5.62
Mar-54                          5.46
Apr-54                          5.24
May-54                          5.02
Jun-54                          4.99
Jul-54                          4.77
Aug-54                          4.63
Sep-54                          4.57
Oct-54                          4.43
Nov-54                          4.52
Dec-54                          4.45
Jan-55                          4.38
Feb-55                          4.32
Mar-55                          4.33
Apr-55                          4.19
May-55                          4.23
Jun-55                          4.01
Jul-55                          3.72
Aug-55                          3.87
Sep-55                          3.72
Oct-55                          3.94
Nov-55                          4.05
Dec-55                          4.15
Jan-56                          4.24
Feb-56                          4.24
Mar-56                          3.97
Apr-56                          3.94
May-56                          4.09
Jun-56                          4.09
Jul-56                          3.89
Aug-56                          3.92
Sep-56                          4.07
Oct-56                          4.12
Nov-56                          4.27
Dec-56                          4.24
Jan-57                          4.31
Feb-57                          4.54
Mar-57                          4.47
Apr-57                          4.36
May-57                          4.18
Jun-57                          4.04
Jul-57                          3.95
Aug-57                          4.17
Sep-57                          4.31
Oct-57                          4.54
Nov-57                          4.67
Dec-57                          4.64
Jan-58                          4.48
Feb-58                          4.47
Mar-58                          4.37
Apr-58                          4.33
May-58                          4.19
Jun-58                          4.08
Jul-58                          3.98
Aug-58                          3.78
Sep-58                          3.69
Oct-58                          3.54
Nov-58                          3.42
Dec-58                          3.33
Jan-59                          3.24
Feb-59                          3.32
Mar-59                          3.25
Apr-59                          3.26
May-59                          3.21
Jun-59                          3.23
Jul-59                          3.11
Aug-59                          3.14
Sep-59                          3.26
Oct-59                          3.26
Nov-59                          3.24
Dec-59                          3.18
Jan-60                          3.27
Feb-60                          3.44
Mar-60                          3.51
Apr-60                          3.47
May-60                          3.51
Jun-60                           3.4
Jul-60                          3.49
Aug-60                          3.43
Sep-60                          3.55
Oct-60                           3.6
Nov-60                          3.51
Dec-60                          3.41
Jan-61                          3.28
Feb-61                          3.13
Mar-61                          3.03
Apr-61                          2.95
May-61                          2.92
Jun-61                          2.99
Jul-61                          2.99
Aug-61                          2.91
Sep-61                          2.93
Oct-61                          2.91
Nov-61                          2.83
Dec-61                          2.85
Jan-62                          2.97
Feb-62                          2.95
Mar-62                          2.95
Apr-62                          3.05
May-62                          3.32
Jun-62                          3.78
Jul-62                          3.68
Aug-62                          3.57
Sep-62                           3.6
Oct-62                          3.71
Nov-62                           3.5
Dec-62                           3.4
Jan-63                          3.31
Feb-63                          3.27
Mar-63                          3.28
Apr-63                          3.15
May-63                          3.13
Jun-63                          3.16
Jul-63                           3.2
Aug-63                          3.13
Sep-63                          3.06
Oct-63                          3.05
Nov-63                          3.14
Dec-63                          3.13
Jan-64                          3.06
Feb-64                          3.05
Mar-64                          3.03
Apr-64                             3
May-64                          3.01
Jun-64                          3.05
Jul-64                          2.96
Aug-64                          3.03
Sep-64                             3
Oct-64                          2.95
Nov-64                          2.96
Dec-64                          3.05
Jan-65                          2.99
Feb-65                          2.99
Mar-65                          2.99
Apr-65                          2.95
May-65                          2.92
Jun-65                          3.07
Jul-65                          3.09
Aug-65                          3.06
Sep-65                          2.98
Oct-65                          2.91
Nov-65                          2.96
Dec-65                          3.06
Jan-66                          3.02
Feb-66                          3.06
Mar-66                          3.23
Apr-66                          3.15
May-66                           3.3
Jun-66                          3.36
Jul-66                          3.37
Aug-66                           3.6
Sep-66                          3.75
Oct-66                          3.76
Nov-66                          3.66
Dec-66                          3.59
Jan-67                          3.51
Feb-67                          3.36
Mar-67                          3.29
Apr-67                          3.24
May-67                          3.19
Jun-67                          3.19
Jul-67                          3.15
Aug-67                          3.11
Sep-67                          3.07
Oct-67                          3.07
Nov-67                          3.18
Dec-67                          3.09
Jan-68                          3.13
Feb-68                          3.28
Mar-68                          3.34
Apr-68                          3.12
May-68                          3.07
Jun-68                             3
Jul-68                             3
Aug-68                          3.06
Sep-68                          3.01
Oct-68                          2.94
Nov-68                          2.92
Dec-68                          2.93
Jan-69                          3.06
Feb-69                           3.1
Mar-69                          3.17
Apr-69                          3.11
May-69                          3.02
Jun-69                          3.18
Jul-69                          3.34
Aug-69                          3.37
Sep-69                          3.33
Oct-69                          3.33
Nov-69                          3.31
Dec-69                          3.52
Jan-70                          3.73
Feb-70                          3.54
Mar-70                          3.55
Apr-70                           3.9
May-70                          4.15
Jun-70                          4.39
Jul-70                          4.09
Aug-70                          3.91
Sep-70                          3.73
Oct-70                          3.77
Nov-70                           3.6
Dec-70                          3.37
Jan-71                          3.24
Feb-71                          3.21
Mar-71                          3.09
Apr-71                          2.98
May-71                          3.11
Jun-71                           3.1
Jul-71                          3.23
Aug-71                          3.12
Sep-71                          3.12
Oct-71                          3.26
Nov-71                          3.27
Dec-71                          3.01
Jan-72                          2.95
Feb-72                          2.88
Mar-72                          2.86
Apr-72                          2.85
May-72                           2.8
Jun-72                          2.87
Jul-72                          2.87
Aug-72                          2.77
Sep-72                          2.85
Oct-72                          2.82
Nov-72                           2.7
Dec-72                          2.69
Jan-73                          2.73
Feb-73                          2.84
Mar-73                          2.89
Apr-73                          3.01
May-73                          3.07
Jun-73                          3.14
Jul-73                          3.02
Aug-73                          3.14
Sep-73                          3.12
Oct-73                          3.12
Nov-73                          3.52
Dec-73                          3.53
Jan-74                          3.56
Feb-74                          3.58
Mar-74                          3.72
Apr-74                          3.88
May-74                          4.01
Jun-74                          4.17
Jul-74                          4.53
Aug-74                          4.98
Sep-74                          5.67
Oct-74                          4.87
Nov-74                          5.15
Dec-74                          5.35
Jan-75                          4.77
Feb-75                           4.5
Mar-75                          4.45
Apr-75                          4.25
May-75                          4.07
Jun-75                           3.9
Jul-75                          4.18
Aug-75                          4.27
Sep-75                          4.39
Oct-75                          4.13
Nov-75                          4.03
Dec-75                          4.09
Jan-76                          3.66
Feb-76                           3.7
Mar-76                          3.66
Apr-76                           3.7
May-76                          3.75
Jun-76                          3.69
Jul-76                          3.72
Aug-76                          3.74
Sep-76                          3.85
Oct-76                          3.94
Nov-76                          3.97
Dec-76                           3.9
Jan-77                          4.11
Feb-77                           4.2
Mar-77                          4.43
Apr-77                          4.43
May-77                          4.54
Jun-77                          4.48
Jul-77                          4.58
Aug-77                          4.63
Sep-77                          4.84
Oct-77                          5.06
Nov-77                          4.92
Dec-77                          5.05
Jan-78                          5.38
Feb-78                          5.51
Mar-78                           5.5
Apr-78                          5.07
May-78                          5.05
Jun-78                          5.25
Jul-78                          4.99
Aug-78                          4.86
Sep-78                          4.94
Oct-78                          5.44
Nov-78                          5.35
Dec-78                          5.41
Jan-79                           5.2
Feb-79                           5.4
Mar-79                          5.26
Apr-79                          5.25
May-79                          5.39
Jun-79                          5.35
Jul-79                          5.31
Aug-79                          5.04
Sep-79                          5.21
Oct-79                           5.6
Nov-79                          5.37
Dec-79                          5.42
Jan-80                          5.12
Feb-80                          5.15
Mar-80                          5.87
Apr-80                          5.64
May-80                          5.38
Jun-80                          5.36
Jul-80                          5.03
Aug-80                             5
Sep-80                          4.91
Oct-80                          4.83
Nov-80                          4.38
Dec-80                          4.57
Jan-81                          4.79
Feb-81                          4.73
Mar-81                          4.82
Apr-81                          4.93
May-81                          4.94
Jun-81                          5.07
Jul-81                          5.09
Aug-81                          5.42
Sep-81                          5.81
Oct-81                          5.54
Nov-81                          5.34
Dec-81                          5.57
Jan-82                          5.66
Feb-82                          6.03
Mar-82                           6.2
Apr-82                          5.96
May-82                           6.2
Jun-82                          6.29
Jul-82                          6.43
Aug-82                          5.77
Sep-82                          5.68
Oct-82                          5.12
Nov-82                          4.94
Dec-82                          4.86
Jan-83                          4.71
Feb-83                          4.62
Mar-83                          4.52
Apr-83                           4.2
May-83                          4.26
Jun-83                          4.11
Jul-83                          4.25
Aug-83                           4.2
Sep-83                          4.22
Oct-83                          4.28
Nov-83                          4.21
Dec-83                          4.14
Jan-84                          4.17
Feb-84                          4.34
Mar-84                          4.52
Apr-84                           4.5
May-84                          4.78
Jun-84                           4.7
Jul-84                          4.92
Aug-84                          4.45
Sep-84                          4.53
Oct-84                          4.53
Nov-84                           4.6
Dec-84                          4.54
Jan-85                          4.23
Feb-85                          4.19
Mar-85                          4.32
Apr-85                          4.34
May-85                          4.12
Jun-85                          4.13
Jul-85                          4.15
Aug-85                           4.2
Sep-85                          4.38
Oct-85                           4.2
Nov-85                          3.94
Dec-85                          3.81
Jan-86                          3.81
Feb-86                          3.55
Mar-86                          3.38
Apr-86                          3.43
May-86                          3.26
Jun-86                          3.26
Jul-86                          3.46
Aug-86                          3.23
Sep-86                          3.57
Oct-86                          3.38
Nov-86                          3.31
Dec-86                          3.44
Jan-87                          3.06
Feb-87                          2.93
Mar-87                          2.92
Apr-87                          2.95
May-87                          2.94
Jun-87                          2.86
Jul-87                          2.73
Aug-87                          2.64
Sep-87                          2.75
Oct-87                          3.51
Nov-87                          3.84
Dec-87                          3.65
Jan-88                          3.51
Feb-88                          3.37
Mar-88                          3.57
Apr-88                          3.54
May-88                          3.52
Jun-88                          3.55
Jul-88                          3.57
Aug-88                          3.71
Sep-88                          3.64
Oct-88                          3.55
Nov-88                          3.61
Dec-88                          3.59
Jan-89                          3.36
Feb-89                          3.46
Mar-89                          3.62
Apr-89                          3.45
May-89                          3.33
Jun-89                           3.5
Jul-89                          3.21
Aug-89                          3.16
Sep-89                          3.26
Oct-89                          3.34
Nov-89                          3.33
Dec-89                          3.28
Jan-90                          3.32
Feb-90                          3.49
Mar-90                          3.26
Apr-90                          3.35
May-90                          3.07
Jun-90                          3.35
Jul-90                          3.41
Aug-90                          3.79
Sep-90                          3.98
Oct-90                          4.04
Nov-90                           3.8
Dec-90                          3.73
Jan-91                          3.61
Feb-91                          3.38
Mar-91                          3.25
Apr-91                          3.25
May-91                          3.13
Jun-91                          3.29
Jul-91                          3.14
Aug-91                          3.08
Sep-91                          3.14
Oct-91                           3.1
Nov-91                          3.23
Dec-91                          2.91
Jan-92                          2.97
Feb-92                          2.95
Mar-92                          3.02
Apr-92                          2.96
May-92                          2.99
Jun-92                          3.04
Jul-92                          2.94
Aug-92                             3
Sep-92                          2.99
Oct-92                          2.96
Nov-92                          2.87
Dec-92                          2.84
Jan-93                          2.82
Feb-93                          2.79
Mar-93                          2.74
Apr-93                          2.84
May-93                          2.79
Jun-93                          2.79
Jul-93                          2.82
Aug-93                          2.73
Sep-93                          2.75
Oct-93                           2.7
Nov-93                          2.72
Dec-93                          2.73
Jan-94                          2.68
Feb-94                          2.75
Mar-94                           2.8
Apr-94                          2.88
May-94                          2.85
Jun-94                          2.92
Jul-94                          2.84
Aug-94                          2.74
Sep-94                          2.83
Oct-94                          2.76
Nov-94                          2.92
Dec-94                           2.9
Jan-95                          2.85
Feb-95                          2.77
Mar-95                           2.7
Apr-95                          2.64
May-95                          2.63
Jun-95                          2.53
Jul-95                          2.47
Aug-95                          2.49
Sep-95                           2.4
Oct-95                          2.43
Nov-95                          2.35
Dec-95                           2.3
Jan-96                          2.29
Feb-96                          2.18
Mar-96                          2.21
Apr-96                          2.21
May-96                          2.16
Jun-96                           2.2
Jul-96                          2.32
Aug-96                          2.25
Sep-96                          2.16
Oct-96                          2.11
Nov-96                             2
Dec-96                          2.01
Jan-97                             2
Feb-97                          1.99
Mar-97                          1.94
Apr-97                          1.99
May-97                          1.82
Jun-97                          1.74

So that you may evaluate how the Columbia Funds have performed given this economic and financial market backdrop, the following pages contain discussions of the Funds' investment activity for the six months ending June 30, 1997, along with graphs illustrating the growth of $10,000 over various time periods. Each Fund compares its performance to a relevant benchmark. Unlike the Funds, however, these benchmark indices are not actively managed and have no operating expenses, portfolio transaction costs or cash flows.

At Columbia, our goal has always been to provide you with the best, long-term returns possible, with an emphasis on managing investment risk. We remain committed to meeting your financial objectives, and we appreciate your continuing trust.

THE INVESTMENT TEAM
COLUMBIA FUNDS MANAGEMENT COMPANY
AUGUST 1997

                                       -

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                        -- COLUMBIA COMMON STOCK FUND --
                        --------------------------------

For the six months ended June 30, 1997, Columbia Common Stock Fund returned 16.38%, following one of the biggest quarterly stock market advances in recent years. Leading groups in the portfolio included drug manufacturers, select technology issues, machinery, paper and finance. A number of individual issues like Sunbeam (2.1% of net assets), Mattel (1.2%), and Fred Meyer (2.3%) were also strong performers. After good performance in the first quarter, energy and real estate investment trusts (REITs) were among the lagging groups in the second quarter.
                                TOP TEN HOLDINGS

                                 % of Net Assets
Champion International Corp.                 2.5
Meyer (Fred), Inc.                           2.3
Aluminum Company of America                  2.2
Sunbeam Corp.                                2.1
ITT Corp.                                    2.0
Royal Dutch Petroleum Co.                    2.0
Willamette Industries, Inc.                  1.7
Texaco, Inc.                                 1.7
American Stores Co.                          1.7
Deere & Co.                                  1.7

As of June 30, 1997

The Fund's primary focus during the period was to manage risk, avoiding high-priced issues we believed were susceptible to disappointment. As part of this effort, we reduced holdings in autos, metals, technology, and health. Although REITs continue to be well represented in the portfolio (6% at the end of the period), we reduced our position late in the period, due to lagging performance in the second quarter. Major additions to the portfolio included consumer staples, such as food retailers and cosmetics, and consumer nondurable names.

With the stock market selling at the higher end of historic valuations, we are mindful of the need to balance growth prospects with investment risk in positioning the portfolio. The Fund continues its top-down, sector rotation approach to investing, where broad indicators such as economic growth, inflation, interest rates and monetary policy are analyzed prior to individual stock selection.
                              SECTORS OF EMPHASIS

                                 % of Net Assets
Consumer Non-Durables                       14.3
Energy & Energy Services                    10.9
Consumer Staples                             9.4
Finance                                      8.2
Technology                                   8.2
Machinery/Capital Spending                   7.7
Real Estate Securities                       6.0
Health                                       5.7
Chemical                                     5.4

As of June 30, 1997

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                   COLUMBIA COMMON STOCK FUND     S&P 500
10/01/91                                                                 10,000      10,000
12/31/91                                                                 11,025      10,838
12/31/92                                                                 12,126      11,664
12/31/93                                                                 14,120      12,840
12/31/94                                                                 14,411      13,009
12/31/95                                                                 18,855      17,898
12/31/96                                                                 22,760      22,007
6/30/97                                                                  26,487      26,538
Average Annual Total Returns as of June 30,
1997
                                                                           CCSF     S&P 500
1 Year                                                                   27.76%      34.69%
5 Years                                                                  19.01%      19.78%
Since Inception                                                          18.29%      18.33%
Past Performance is not predictive of future
results.

                                       -

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                           -- COLUMBIA GROWTH FUND --
                           --------------------------

For the six months ended June 30, 1997, Columbia Growth Fund posted a total return of 14.83%. Sectors that contributed to fund performance during the period included select technology stocks, multinational growth companies, financial stocks and drug stocks. Lagging areas included real estate investment trusts (REITs), entertainment and gaming.

In trading activity, we reduced positions in gaming, REITs and the chemical sector. On the buy side, we added to our position in Mead Corp. (1.4% of net assets) to take advantage of stronger paper fundamentals. We also purchased Avon (.6%), American Stores (1.3%) and Payless Shoe Source (1.3%) because of their favorable expected growth rates.
                                TOP TEN HOLDINGS

                                 % of Net Assets
Warnaco Group, Inc. (Class A)                3.7
Apria Healthcare Group, Inc.                 2.6
Gillette Co.                                 2.4
HFS, Inc.                                    2.4
Rite Aid Corp.                               2.3
Mattel, Inc.                                 2.2
Warner-Lambert Co.                           2.0
Sears, Roebuck & Co.                         2.0
Philip Morris Cos., Inc.                     2.0
Federated Department Stores, Inc.            2.0

As of June 30, 1997

The Fund underperformed the S&P 500 during the period, because investors have recently demonstrated an overwhelming preference for large capitalization stocks. As a result, the valuations of large cap stocks have been driven to record high levels. To minimize investment risk in the portfolio, we have avoided these more expensive stocks, because we believe they are vulnerable to disappointment. Based on independent analyst estimates, the average earnings growth rates for stocks held by Columbia Growth Fund exceed that of the S&P 500 stocks. We also believe that the balance sheets and inherent profitablity of the companies we hold are better, on average, than those of the Index. While one might expect the P/E ratios for companies with strong growth potential and excellent fundamentals to be relatively expensive, they are actually very attractively valued. This combination of favorable growth prospects and attractive valuations, we believe, should reward shareholders of the Fund in the future.
                              SECTORS OF EMPHASIS

                                 % of Net Assets
Consumer Non-Durables                       18.5
Health                                      14.2
Finance                                     14.0
Technology                                  13.4
Consumer Staples                            12.0
Machinery/Capital Spending                   6.7

As of June 30, 1997
                        GROWTH OF $10,000 OVER 20 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                  COLUMBIA GROWTH FUND     S&P 500
6/30/77                                                           10,000      10,000
6/30/78                                                           11,157      10,000
6/30/79                                                           12,587      11,340
6/30/80                                                           15,816      13,285
6/30/81                                                           21,845      16,010
6/30/82                                                           19,726      14,167
6/30/83                                                           38,418      22,793
6/30/84                                                           31,376      21,722
6/30/85                                                           42,273      28,406
6/30/86                                                           54,516      38,552
6/30/87                                                           62,808      48,240
6/30/88                                                           62,230      44,916
6/30/89                                                           72,131      54,120
6/30/90                                                           84,270      63,033
6/30/91                                                           89,158      67,729
6/30/92                                                           98,546      76,805
6/30/93                                                          121,359      87,273
6/30/94                                                          123,714      88,504
6/30/95                                                          152,935     111,577
6/30/96                                                          194,182     140,598
6/30/97                                                          240,706     189,372
Average Annual Total Returns as of June 30,
1997
                                                                     CGF     S&P 500
1 Year                                                            23.97%      34.69%
5 Years                                                           19.56%      19.78%
10 Years                                                          14.38%      14.65%
20 Years                                                          17.24%      15.84%
Past Performance is not predictive of future
results.

                                       -

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                    -- COLUMBIA INTERNATIONAL STOCK FUND --
                    ---------------------------------------

Columbia International Stock Fund posted a total return of 17.68% for the six months ended June 30, 1997. Foreign markets rewarded investors during the period, as many markets posted double-digit returns. Southeast Asia, however, performed generally poorly but our holdings in this area were limited to small positions in Malaysia. The Fund also holds some "red chips" (Mainland China companies that are traded on the Hong Kong stock exchange) that posted extremely strong gains during the period. The largest foreign market, Japan, also had strong gains during the second quarter, after struggling in the first quarter.

                                TOP TEN HOLDINGS

                                 % of Net Assets
Telecommunicacoes Brasileiras SA             2.4
Sony Corp.                                   2.4
Guangnan Holdings (Class H)                  1.8
Novartis AG                                  1.5
COSCO Pacific Ltd. (Class H)                 1.3
Fuji Photo Film Co., Ltd.                    1.2
Fiat S.p.A.                                  1.2
Bombardier, Inc. (Class B)                   1.1
Aegon NV                                     1.1
Glaxo Wellcome plc                           1.0

As of June 30, 1997

We are keeping a significant weighting in Japan, continuing our emphasis in the technology sector with some recent additions to the banking and real estate sectors. The Japanese economy is finally beginning to recover, and we anticipate that consumer and business confidence will return, providing potential strength in coming months.

To capitalize on the opportunities in Latin America, the Fund has invested in Brazil, which benefited performance throughout the period. Other emerging markets we have emphasized include India, Taiwan, and Korea.

Major European markets such as the U.K., France and Germany continue to expand amid signs that economic growth is gaining momentum. Lower interest rates have also contributed to stronger economic growth as well as positive stock market performance.
                               AREAS OF EMPHASIS

                                 % of Net Assets
Japan                                       30.1
United Kingdom                              13.7
Netherlands                                  6.0
Germany                                      5.9
Brazil                                       5.5
France                                       4.7
Hong Kong                                    4.6
Switzerland                                  3.4
India                                        3.0

As of June 30, 1997

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                 COLUMBIA INTERNATIONAL STOCK FUND   S&P 500     FT/S&P EURO-PAC
10/1/92                                                                     10,000      10,000             10,000
12/31/92                                                                    10,060      10,503              9,628
12/31/93                                                                    13,417      11,562             12,665
12/31/94                                                                    13,086      11,714             13,822
12/31/95                                                                    13,760      16,117             15,290
12/31/96                                                                    16,042      19,817             16,180
6/30/97                                                                     18,877      23,897             17,905
Average Annual Total Returns as of June 30,
1997
                                                                              CISF     S&P 500            FT/Euro
1 Year                                                                      21.65%      34.69%             11.68%
Since Inception                                                             14.47%      20.36%             13.19%
Past Performance is not predictive of future
results.

                                       -

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                          -- COLUMBIA SPECIAL FUND --
                          ---------------------------

The Fund was up 7.46% for the six months ended June 30, 1997, as small- to mid-cap stocks recovered from declines posted during the first quarter. Areas that contributed to the Fund's positive results throughout the period included paper stocks, service companies and consumer nondurable stocks, such as those in retail, restaurants, and health care. At the same time, the metals sector lagged, as did a variety of companies whose near-term earnings were disappointing, thus penalizing Fund performance. In the second quarter, we reduced positions in gold stocks, which were underperforming. We also sold energy services companies, transportation and entertainment stocks as they met our price objectives.
                                TOP TEN HOLDINGS

                                 % of Net Assets
Champion International Corp.                 2.9
ITT Corp.                                    2.3
Meyer (Fred), Inc.                           2.2
American Stores Co.                          2.2
Sunbeam Corp.                                2.1
Aluminum Company of America                  2.1
Kroger Co.                                   1.9
Planet Hollywood International, Inc.
  (Class A)                                  1.8
Eagle Hardware & Garden, Inc.                1.6
Boise Cascade Corp.                          1.6

As of June 30, 1997

In preparation for the second half of 1997, we are focusing on opportunities for growth in such areas as business services, retail, restaurants, hotels and health care. To capitalize on solid economic growth and in anticipation of a more balanced approach by investors, we are currently emphasizing paper, cement and aluminum. We remain underweighted in finance, technology, and energy.

With our emphasis on small- to mid-size company stocks, we believe the Fund is well-positioned to benefit from any broadening of the stock market, in contrast to the market's most recent narrow focus on large company stocks. The Fund remains well-diversified with a total of 125 different issues having a median market capitalization of $1.4 billion.
                              SECTORS OF EMPHASIS

                                 % of Net Assets
Consumer Non-Durables                       22.8
Building & Forestry                         11.4
Metal, Mining & Steel                       10.3
Consumer Staples                             9.6
Business & Consumer Services                 8.4
Health                                       8.2
Machinery/Capital Spending                   6.0
Hotels & Gaming                              5.5

As of June 30, 1997

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                 COLUMBIA SPECIAL FUND    S&P 500    RUSSELL 2000
6/30/87                                                          10,000      10,000         10,000
6/30/88                                                           9,687       9,311          9,389
6/30/89                                                          12,873      11,219         10,591
6/30/90                                                          15,297      13,067         10,914
6/30/91                                                          15,366      14,040         11,048
6/30/92                                                          17,891      15,921         12,657
6/30/93                                                          23,068      18,091         15,947
6/30/94                                                          24,964      18,347         16,641
6/30/95                                                          30,042      23,130         19,988
6/30/96                                                          38,385      29,145         24,763
6/30/97                                                          41,672      39,257         28,807
Average Annual Total Returns as of June 30,
1997
                                                                    CSF     S&P 500   Russell 2000
1 Year                                                            8.55%      34.69%         16.33%
5 Years                                                          18.42%      19.78%         17.88%
10 Years                                                         15.34%      14.65%         11.16%
Past Performance is not predictive of future
results.

                                       -

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                         -- COLUMBIA SMALL CAP FUND --
                         -----------------------------

The Fund had a total return of 13.78% for the six months ended June 30, 1997. After surviving a challenging and volatile first quarter, the small cap sector rebounded from its April lows, and posted solid performance for the second quarter.
Although Columbia Small Cap Fund outperformed the broader stock market during the second quarter, small company stocks in general have not kept pace with the rapid appreciation of large company stocks. However, we believe that the market will ultimately recognize the value and growth prospects of the small cap sector, leading to an eventual broadening of market performance.

                                TOP TEN HOLDINGS

                                 % of Net Assets
Williams-Sonoma, Inc.                        2.2
General Nutrition Cos., Inc.                 2.1
Willbros Group, Inc.                         1.8
RF Micro Devices, Inc.                       1.8
FPA Medical Management, Inc.                 1.8
OccuSystems, Inc.                            1.7
North Fork Bancorp, Inc.                     1.7
WMS Industries, Inc.                         1.6
Day Runner, Inc.                             1.5
AccuStaff, Inc.                              1.5

As of June 30, 1997

In trading activity, we reduced holdings in stocks whose valuations we felt were at risk early in the year, and increased positions in stocks expected to perform well in a steady growth environment. We took profits in transportation stocks as they reached our price targets. We increased positions in specialty retailers, which benefited fund performance. Taking profits in the energy sector during the first quarter was well timed, since energy trailed other sectors during the second quarter. Late in the second quarter, however, we added back to energy stocks as they began to outperform and gas prices stabilized.

After penalizing fund performance in the first quarter, technology and health care both performed well later in the half. We reduced holdings in these two sectors in the first quarter, but we are now maintaining overweighted positions, because their earnings growth appears strong and their long-term prospects remain favorable. Areas of relative weakness during the second quarter included gold mining and biotechnology.

The Fund continues to use fundamental research to identify attractively valued, small companies with above-average earnings potential. Our bottom-up approach to stock selection has led us to build a diversified portfolio with over 106 issues at the end of the period, having a median market capitalization of $577 million.
                              SECTORS OF EMPHASIS

                                 % of Net Assets
Technology                                  25.7
Consumer Non-Durables                       18.8
Health                                      15.0
Energy & Energy Services                    10.1

As of June 30, 1997
                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                  COLUMBIA SMALL CAP FUND   RUSSELL 2000
10/1/96                                                            $10,000        $10,000
10/31/96                                                           $10,174         $9,846
11/30/96                                                           $10,488        $10,252
12/31/96                                                           $10,762        $10,520
1/31/97                                                            $11,508        $10,731
2/28/97                                                            $10,820        $10,471
3/31/97                                                            $10,224         $9,977
4/30/97                                                            $10,191        $10,005
5/31/97                                                            $11,475        $11,117
6/30/97                                                            $12,245        $11,594
Total Returns as of June 30, 1997
                                                                      CSCF   Russell 2000
Since Inception                                                     22.45%         15.94%
Past Performance is not predictive of future
results.

                                       -

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                     -- COLUMBIA REAL ESTATE EQUITY FUND --
                     --------------------------------------

For the six months ended June 30, 1997, Columbia Real Estate Equity Fund posted a total return of 8.33%. After a tremendous run during 1996, real estate investment trusts corrected early in the second quarter, along with the rest of the stock market, shortly after the Federal Reserve Board raised the federal funds rate (the rate at which banks loan each other money overnight) on March
25. In the second quarter, investor interest in REITs paused, as attention turned to the powerful rebound displayed by the S&P 500.

Investments in the hotel and residential sectors, as well as the Fund's stake in a large California real estate developer, led performance during the period. After a strong first quarter, our office holdings hindered performance in the second quarter, due to a tempering of investor expectations about future growth.

Consequently, we reduced the Fund's significant overweighting in office REITs. Our outlook for this sector is still positive, however, based on its sound underlying fundamentals.
                                TOP TEN HOLDINGS

                                 % of Net Assets
Cali Realty Corp.                            4.4
Liberty Property Trust                       3.9
Equity Residential Properties Trust          3.9
Camden Property Trust                        3.9
General Growth Properties, Inc.              3.7
Catellus Development Corp.                   3.6
Simon DeBartolo Group, Inc.                  3.6
Manufactured Home Communities, Inc.          3.6
Security Capital Industrial Trust            3.5
Public Storage, Inc.                         3.5

As of June 30, 1997

In an environment where the stock market is trading at historically high levels, we believe that REITs offer attractive yields for investors looking to structure their portfolios more defensively.

The Fund continues to seek capital appreciation and above-average current income by investing in equity securities of companies in the real estate industry. These companies currently include equity REITs, which own commercial income properties as well as real estate brokers and developers.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION
Apartments                 21.4%
Community Centers           6.8%
Industrial                 26.5%
Lodging                     4.6%
Manufactured Homes          3.6%
Office                      9.6%
Shopping Malls             12.5%
Other                       3.6%
Cash                       11.4%
as of June 30, 1997

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                    NATIONAL ASSOCIATION OF REAL ESTATE
                                                 COLUMBIA REAL ESTATE EQUITY FUND                  TRUSTS
4/1/94                                                                    $10,000                                 $10,000
6/30/94                                                                   $10,134                                 $10,184
9/30/94                                                                    $9,907                                  $9,976
12/31/94                                                                  $10,175                                  $9,978
3/31/95                                                                    $9,967                                  $9,961
6/30/95                                                                   $10,560                                 $10,547
9/30/95                                                                   $11,063                                 $11,044
12/31/95                                                                  $11,891                                 $11,501
3/31/96                                                                   $12,143                                 $11,762
6/30/96                                                                   $12,703                                 $12,285
9/30/96                                                                   $13,897                                 $13,089
12/31/96                                                                  $16,446                                 $15,556
3/31/97                                                                   $17,105                                 $15,665
6/30/97                                                                   $17,816                                 $16,444
Average Annual Total Returns as of June 30,
1997
                                                                             CREF                                  NAREIT
1 Year                                                                     40.24%                                  33.85%
Since Inception                                                            19.78%                                  16.82%
Past Performance is not predictive of future
results.

                                       -

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                          -- COLUMBIA BALANCED FUND --
                          ----------------------------

The Fund returned 10.75% for the six months ended June 30, 1997. The first quarter was challenging, due to pressure on bonds from increasing interest rates and a stock market correction in March. Both the stock and bond markets, however, rebounded in the second quarter.

Equity holdings in health care, consumer products and capital goods produced exceptional gains as the stock market surged in the second quarter. In contrast, reduced earnings prospects resulted in sluggish performance from holdings in gaming and energy. We increased our emphasis in the consumer staples sector as it demonstrated consistent earnings growth with many companies trading at attractive prices. To reduce exposure to potential earnings disappointments, we cut back technology holdings late in the period.
                             TOP TEN STOCK HOLDINGS

                                 % of Net Assets
Sunbeam Corp.                                1.4
Federal Home Loan Mortgage Corp.             1.4
Mattel, Inc.                                 1.3
Royal Dutch Petroleum Co.                    1.2
General Electric Co.                         1.2
American Express Co.                         1.1
Service Corp. International                  1.1
PepsiCo, Inc.                                1.1
American Home Products Corp.                 1.0
Philip Morris Cos., Inc.                     1.0

As of June 30, 1997

The predominant feature of the market's performance has been the exceptional strength of the largest capitalization stocks. While the market's overall return has been quite good, the clear stratification of performance, where investors perceive that bigger is better, is reminiscent of the "nifty 50" period in the early 1970s. These circumstances can make it difficult to outperform the S&P Index, but we believe that the market will recognize and seek intrinsic value. Therefore, we are maintaining exposure to financial services providers, reasonably priced consumer products companies, retailers, and REITs.

In the bond portfolio, diminished concerns about stronger economic growth pushed rates lower in the second quarter, and bond prices appreciated substantially. Early in the year, we overweighted mortgage securities relative to the market. Subsequently, the yield differential between mortgage and Treasury bonds narrowed, and we took profits, decreasing the mortgage weighting. Toward the end of the second half, yield spreads widened and we increased the mortgage weighting once again. This strategic altering of the portfolio's holdings enabled us to improve the Fund's fixed income return. The Fund's overweighting in intermediate-term bonds also benefited performance in the second quarter, as rates declined most dramatically in this portion of the yield curve.

In this environment of high stock market valuations, we believe a neutral allocation between stocks and bonds is most appropriate to balance investment risk with return.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PORTFOLIO COMPOSITION
Common Stocks              51.1%
Fixed Income               47.4%
Cash                        1.5%
as of June 30, 1997

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                  COLUMBIA BALANCED FUND    S&P 500     LEHMAN AGGREGATE
10/1/91                                                           $10,000     $10,000             $10,000
12/31/91                                                          $10,780     $10,838             $10,507
12/31/92                                                          $11,738     $11,664             $11,285
12/31/93                                                          $13,337     $12,840             $12,385
12/31/94                                                          $13,350     $13,009             $12,023
12/31/95                                                          $16,699     $17,898             $14,244
12/31/96                                                          $18,666     $22,007             $14,761
6/30/97                                                           $20,670     $26,538             $15,217
Average Annual Total Returns as of June 30,
1997
                                                                      CBF     S&P 500    Lehman Aggregate
1 Year                                                             18.64%      34.69%               8.15%
5 Years                                                            13.54%      19.78%               7.12%
Since Inception                                                    13.34%      18.33%               7.51%
Past Performance is not predictive of future
results.

                                       -

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                      -- COLUMBIA DAILY INCOME COMPANY --
                      -----------------------------------

Columbia Daily Income Company had a total return of 2.46% for the six months ended June 30, 1997, comparing favorably to the rate of inflation, which was 1.00% during the same period, as measured by the Consumer Price Index.

After an exuberant economic growth rate of 5.8% in the first quarter, the Federal Reserve Board hiked the federal funds rate (the rate at which banks lend money to each other overnight) by .25% on March 25 as a pre-emptive strike against inflation. Because monetary policy was limited to one rate hike during the period, however, rates on short-term debt instruments remained relatively stable in the first half, as did the yield of the Fund.


                              PORTFOLIO HIGHLIGHTS

Current Yield                                  5.11%
Compound Yield                                 5.24%

Based on the 7 days ended June 30, 1997

Weighted Average Maturity                 41.8 days

As of June 30, 1997

As always, the Fund invests in high quality, short-term debt instruments with an average maturity of 40 to 50 days. The Fund seeks to provide the highest level of income available consistent with the maintenance of liquidity and preservation of capital by investing in various money market instruments. These include commercial paper, U.S. Treasury Bills, U.S. Government agency discount notes and certificates of deposit.
                INFLATION CONTINUES TO BE LOWER
                THAN EXPECTED, BUT IT IS CLEAR
                THAT THE FED WILL MONITOR ECONOMIC
                INDICATORS CAREFULLY, AND MAY RAISE
                RATES AGAIN IF INFLATION PRESSURES
                APPEAR TO BE BUILDING.

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                                                        CONSUMER PRICE INDEX
                                                  COLUMBIA DAILY INCOME COMPANY              (INFLATION)
6/30/87                                                                   $10,000                          $10,000
6/30/88                                                                   $10,646                          $10,409
6/30/89                                                                   $11,550                          $10,962
6/30/90                                                                   $12,500                          $11,481
6/30/91                                                                   $13,374                          $12,032
6/30/92                                                                   $13,964                          $12,397
6/30/93                                                                   $14,334                          $12,773
6/30/94                                                                   $14,724                          $13,056
6/30/95                                                                   $15,463                          $13,479
6/30/96                                                                   $16,261                          $13,861
6/30/97                                                                   $17,074                          $14,196
Average Annual Total Returns as of June 30,
1997
                                                                             CDIC                              CPI
1 Year                                                                      4.99%                            2.42%
5 Years                                                                     4.10%                            2.75%
10 Years                                                                    5.50%                            3.57%
Past Performance is not predictive of future
results.

                                       -

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                     -- U.S. GOVERNMENT SECURITIES FUND --
                     -------------------------------------

After rising sharply during the first quarter, short-term interest rates fell approximately .20% to .30% during the second quarter, and bond prices in the portfolio appreciated. Columbia U.S. Government Securities Fund's total return for the six months ended June 30 was 2.42%.

On March 25, the Federal Reserve Board raised the federal funds rate (the rate at which banks loan money to one another overnight) in anticipation of rising inflationary pressures. Economic growth subsequently slowed in the second quarter, and the Fed put off any further rate increases. As a result, short-term Treasuries appreciated, benefiting Fund performance. Continued news of low inflation and a shrinking federal deficit also contributed positively to Fund performance in the second quarter.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

   PORTFOLIO COMPOSITION
Treasury/Agency Obligations      96.6%
Cash                              3.4%
as of June 30, 1997

We believe that the economy will remain healthy during the remainder of the year, though this may increase the chance that the Federal Reserve will raise the federal funds rate again late in 1997. Since higher interest rates would penalize Fund performance, we have modestly shortened the portfolio's average maturity.
                              PORTFOLIO HIGHLIGHTS

Current Yield                                  5.24%

Based on the 30 days ended June 30, 1997

Weighted Averages
  Duration                                1.8 years
  Maturity                                1.9 years

As of June 30, 1997

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                   COLUMBIA       MERRILL
                                                     U.S.          LYNCH      CONSUMER
                                                  GOVERNMENT        1-3         PRICE
                                                  SECURITIES     TREASURY       INDEX
                                                     FUND          INDEX     (INFLATION)
6/30/87                                                $10,000      $10,000      $10,000
6/30/88                                                $10,682      $10,750      $10,409
6/30/89                                                $11,467      $11,702      $10,962
6/30/90                                                $12,309      $12,662      $11,481
6/30/91                                                $13,542      $13,960      $12,032
6/30/92                                                $15,074      $15,415      $12,397
6/30/93                                                $16,185      $16,429      $12,773
6/30/94                                                $16,360      $16,693      $13,056
6/30/95                                                $17,443      $17,984      $13,479
6/30/96                                                $18,240      $18,966      $13,861
6/30/97                                                $19,311      $20,209      $14,196
Average Annual Total Returns as of June 30,
1997
                                                          CUSG  Merrill 1-3
1 Year                                                   5.90%        6.56%
5 Years                                                  5.09%        5.57%
10 Years                                                 6.80%        7.29%
Past Performance is not predictive of future
results.

                                       -

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                  -- COLUMBIA FIXED INCOME SECURITIES FUND --
                  -------------------------------------------

The Fund posted a total return of 3.22% for the six months ended June 30. The first quarter was characterized by a robust economy, which caused interest rates to rise and bond prices to fall. In the second quarter, however, investors' reduced concerns about inflation pushed interest rates down along the entire yield curve, and bond values subsequently rose.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      PORTFOLIO COMPOSITION
Collateralized Mortgage
Obligations                            43.4%
Corporate Bonds                        20.2%
Treasury/Agency Obligations            22.5%
Mortgage Pass-Throughs                  3.7%
Asset Backed Securities                 4.4%
Cash                                    5.8%
as of June 30, 1997

In trading activity, we started the year by overweighting (relative to the market) our holdings in mortgage securities. The yield differential between mortgages and Treasuries narrowed, providing us with an opportunity to take profits, and decreasing the Fund's mortgage position. Toward the end of the second half, yield spreads widened, and we increased the mortgage weighting once again. This strategic altering of the portfolio's holdings enabled us to improve Fund performance during the period. The Fund's overweighting in intermediate-term bonds also benefited performance in the second quarter, as rates declined most dramatically in this portion of the yield curve.

The Fund's credit quality remains high. The average maturity and duration of the Fund are 5.9 years and 4.7 years, respectively, which are in line with the Fund's benchmark, the Lehman Aggregate Bond Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

     PORTFOLIO QUALITY
Treasury/Agency Obligations      69.2%
Aaa                               6.7%
Aa                                5.1%
A                                 7.0%
Baa                               9.6%
Other                             2.4%
as of June 30, 1997

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                  COLUMBIA
                                                   FIXED                          CONSUMER
                                                   INCOME                           PRICE
                                                 SECURITIES        LEHMAN           INDEX
                                                    FUND         AGGREGATE       (INFLATION)
6/30/87                                             $10,000             $10,000      $10,000
6/30/88                                             $10,743             $10,805      $10,409
6/30/89                                             $12,056             $12,125      $10,962
6/30/90                                             $12,926             $13,077      $11,481
6/30/91                                             $14,245             $14,476      $12,032
6/30/92                                             $16,465             $16,510      $12,397
6/30/93                                             $18,561             $18,457      $12,773
6/30/94                                             $18,248             $18,217      $13,056
6/30/95                                             $20,516             $20,501      $13,479
6/30/96                                             $21,527             $21,531      $13,861
6/30/97                                             $23,320             $23,282      $14,196
Average Annual Total Returns as of June 30,
1997
                                                       CFIS    Lehman Aggregate
1 Year                                                8.33%               8.15%
5 Years                                               7.21%               7.12%
10 Years                                              8.84%               8.82%
Past Performance is not predictive of future
results.

                                       -

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                       -- COLUMBIA MUNICIPAL BOND FUND --
                       ----------------------------------

Columbia Municipal Bond Fund's total return for the six months ended June 30 was 2.75%. Interest rates paid on municipal securities at the end of the period were virtually unchanged from levels at year-end, despite some volatility in the interim. Economic reports, meanwhile, continue to be mixed. Indications of stronger than expected growth and rising wage pressures may prompt the Federal Reserve to raise short-term rates later this year, which would cause some depreciation in the prices of municipal bonds.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      PORTFOLIO COMPOSITION
State of Oregon General
Obligations                             12.7%
Oregon General Obligation Bonds         21.0%
Oregon Revenue Bonds                    18.9%
Oregon Other Bonds                       2.7%
Other Bonds                              6.3%
Oregon Insured Bonds                    31.8%
Oregon Pre-Refunded Bonds                4.0%
Cash                                     2.6%
as of June 30, 1997

Although Oregon's economy continues to flourish, the State's supply of new issues has been low. We believe that new issues will increase, however, once many municipalities sort out the effects of recent legislation on their future budgets.

The average effective maturity of securities in the Fund is intermediate-term at approximately 8 years. The Fund's duration (a measure of risk) is approximately
6.5 years. As always, the Fund maintains a high average credit quality and is broadly diversified across issuers within the State. We remain committed to providing shareholders with high, after-tax returns and a low level of both volatility and credit risk.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 PORTFOLIO QUALITY
Aaa                      46.6%
Aa                       29.6%
A                        19.1%
Baa                       1.0%
Not Rated                 3.7%
as of June 30, 1997

                        GROWTH OF $10,000 OVER 10 YEARS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                  COLUMBIA        LEHMAN       CONSUMER
                                                  MUNICIPAL      GENERAL         PRICE
                                                    BOND        OBLIGATION       INDEX
                                                    FUND           BOND       (INFLATION)
6/30/87                                              $10,000         $10,000      $10,000
6/30/88                                              $11,009         $10,603      $10,409
6/30/89                                              $12,166         $11,598      $10,962
6/30/90                                              $12,778         $12,373      $11,481
6/30/91                                              $13,909         $13,398      $12,032
6/30/92                                              $15,234         $14,908      $12,397
6/30/93                                              $16,890         $16,648      $12,773
6/30/94                                              $16,796         $16,746      $13,056
6/30/95                                              $18,003         $18,122      $13,479
6/30/96                                              $19,012         $19,291      $13,861
6/30/97                                              $20,362         $20,893      $14,196
Average Annual Total Returns as of June 30,
1997
                                                        CMBF     Lehman G.O.
1 Year                                                 7.11%           8.28%
5 Years                                                5.97%           6.98%
10 Years                                               7.37%           7.65%
Past Performance is not predictive of future
results.

                                       -

                               INVESTMENT REVIEW
--------------------------------------------------------------------------------

----                                                                        ----

                         -- COLUMBIA HIGH YIELD FUND --
                         ------------------------------

                                     [LOGO]

Columbia High Yield Fund provided a total return of 5.83% during the six months ended June 30. The period was characterized by rising interest rates in the first quarter and falling interest rates in the second quarter. The high yield sector outperformed investment-grade securities throughout the period.

The high yield sector of the domestic fixed income market has enjoyed several consecutive years of solid performance. Underlying fundamentals are strong even though, in historical terms, valuations are rich compared to investment-grade instruments. Solid growth in the United States, strong cash flows into mutual funds, very low default rates and broadening demand by institutional investors all have provided strength for this sector.
                              SECTORS OF EMPHASIS

                                 % of Net Assets
Media                                       22.0
Manufacturing                               13.3
Hotels/Gaming                               10.6
Energy                                       8.2
Health                                       7.1

As of June 30, 1997

In trading activity during the period, we added to the chemical, diversified media, forest products and electric utility sectors. We decreased holdings in building materials, cable and energy. The Fund maintains a greater than market weighting in such sectors as automotive, broadcasting, diversified media, and hotels/gaming. The Fund is currently underweighted in high yield bonds of air transportation, cable and forest products companies.

Unlike many other "junk bond" funds, Columbia High Yield Fund focuses on the "upper tier" or "least risky" types of junk bonds. In this way, the Fund provides investors with access to higher yielding bonds without assuming all the risk associated with the broader high yield market.

The Fund's average maturity remains steady at 5.4 years. The Fund's duration, a measure of risk, averaged 4.5 years during the period. On June 30, 41% of the portfolio was rated Ba, 57% was rated B, and 2% was rated Baa by Moody's Investor Services.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 PORTFOLIO QUALITY
Baa                       1.5%
Ba                       41.1%
B                        57.4%
as of June 30, 1997

                       GROWTH OF $10,000 SINCE INCEPTION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                                  COLUMBIA HIGH YIELD FUND    SALOMON BB    LIPPER HIGH YIELD BOND FUND INDEX
10/1/93                                                             $10,000        $10,000                             $10,000
12/31/93                                                            $10,112        $10,185                             $10,498
3/31/94                                                              $9,909         $9,938                             $10,387
6/30/94                                                              $9,845         $9,840                             $10,249
9/30/94                                                             $10,018        $10,007                             $10,246
12/31/94                                                            $10,019        $10,047                             $10,112
3/31/95                                                             $10,521        $10,693                             $10,606
6/30/95                                                             $11,106        $11,454                             $11,165
9/30/95                                                             $11,462        $11,799                             $11,550
12/31/95                                                            $11,935        $12,321                             $11,870
3/31/96                                                             $12,005        $12,346                             $12,173
6/30/96                                                             $12,032        $12,431                             $12,368
9/30/96                                                             $12,564        $12,856                             $12,942
12/31/96                                                            $13,062        $13,428                             $13,372
3/31/97                                                             $13,175        $13,358                             $13,427
6/30/97                                                             $13,820        $13,839                             $14,130
Average Annual Total Returns as of June 30,
1997
                                                                       CHYF     Salomon BB                         Lipper HYBF
1 Year                                                               14.88%         11.33%                              14.24%
Since Inception                                                       9.14%          9.18%                               9.79%
Past Performance is not predictive of future
results.

                                       -

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                     -- COLUMBIA COMMON STOCK FUND, INC. --
                     --------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 1997
                                                          (UNAUDITED)(1)      1996       1995       1994       1993       1992
NET ASSET VALUE, BEGINNING OF PERIOD                           $19.26          $18.59     $15.16     $15.29     $14.04     $13.15
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............................            .14             .25        .26        .27        .22        .24
  Net realized and unrealized gains on investments....           3.01            3.61       4.38        .04       2.08       1.06
---------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations..................           3.15            3.86       4.64        .31       2.30       1.30
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment income)..............           (.13)           (.23)      (.26)      (.25)      (.21)      (.24)
  Distributions (from capital gains)..................                          (2.96)      (.95)      (.19)      (.84)      (.17)
---------------------------------------------------------------------------------------------------------------------------------
    Total distributions...............................           (.13)          (3.19)     (1.21)      (.44)     (1.05)      (.41)
NET ASSET VALUE, END OF PERIOD                                 $22.28          $19.26     $18.59     $15.16     $15.29     $14.04
TOTAL RETURN..........................................         16.38%(2)       20.71%     30.84%      2.06%     16.44%      9.99%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..............       $674,072        $536,760   $358,523   $124,263   $100,715    $51,049
Ratio of expenses to average net assets...............           .76%            .76%       .80%       .84%       .84%       .86%
Ratio of net investment income to average net
 assets...............................................          1.44%           1.32%      1.68%      1.82%      1.48%      1.97%
Portfolio turnover rate...............................         81.05%         111.39%     75.36%     64.21%     90.90%     67.83%
Average commission rate paid on portfolio transactions
 (3)..................................................        $0.0593         $0.0601

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
(3) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                                       -

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                        -- COLUMBIA GROWTH FUND, INC. --
                        --------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 1997
                                                          (UNAUDITED)(1)       1996       1995       1994       1993        1992
NET ASSET VALUE, BEGINNING OF PERIOD                            $30.74          $29.84     $24.84     $26.38     $26.18     $26.26
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............................             .10             .19        .31        .29        .16        .17
  Net realized and unrealized gains (losses) on
   investments........................................            4.46            6.04       7.86       (.46)      3.24       2.93
-----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations..................            4.56            6.23       8.17       (.17)      3.40       3.10
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment income)..............                            (.17)      (.29)      (.26)      (.18)      (.20)
  Distributions (from capital gains)..................                           (5.14)     (2.87)     (1.11)     (2.98)     (2.98)
  Distributions (in excess of capital gains)..........                            (.02)      (.01)                 (.04)
-----------------------------------------------------------------------------------------------------------------------------------
    Total distributions...............................              --           (5.33)     (3.17)     (1.37)     (3.20)     (3.18)
NET ASSET VALUE, END OF PERIOD                                  $35.30          $30.74     $29.84     $24.84     $26.38     $26.18
TOTAL RETURN..........................................          14.83%(2)       20.80%     32.98%      -.63%     13.01%     11.82%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..............      $1,217,391      $1,064,100   $848,731   $591,694   $605,401   $518,366
Ratio of expenses to average net assets...............            .71%            .71%       .75%       .81%       .82%       .86%
Ratio of net investment income to average net
 assets...............................................            .62%            .63%      1.14%      1.12%       .66%       .77%
Portfolio turnover rate...............................          88.61%          75.49%     94.73%     79.28%    105.64%    116.38%
Average commission rate paid on portfolio transactions
 (3)..................................................         $0.0591         $0.0590

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
(3) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                                       -

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                 ---------------------------------------------

                                            SIX MONTHS
                                              ENDED
                                          JUNE 30, 1997
                                          (UNAUDITED)(1)      1996          1995          1994          1993       1992(1)(2)
NET ASSET VALUE, BEGINNING OF PERIOD          $13.86            $13.07        $12.43        $12.96         $9.95   $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)..........         .03               .03           .02          (.02)         (.02)    (.03)
  Net realized and unrealized gains
   (losses) on investments and foreign
   currency transactions................        2.42              2.13           .62          (.30)         3.34      .11
----------------------------------------------------------------------------------------------------------------------------
    Total from investment operations....        2.45              2.16           .64          (.32)         3.32      .08
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment
   income)..............................                          (.03)
  Dividends (in excess of net investment
   income)..............................                          (.20)
  Distributions (from capital gains)....                         (1.14)                       (.21)         (.31)    (.13)(3)
----------------------------------------------------------------------------------------------------------------------------
    Total distributions.................          --             (1.37)           --          (.21)         (.31)    (.13)
NET ASSET VALUE, END OF PERIOD                $16.31            $13.86        $13.07        $12.43        $12.96    $9.95
TOTAL RETURN............................      17.68%(4)         16.59%         5.15%        -2.47%        33.37%     .60%(4)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in
 thousands).............................    $169,230          $125,510      $100,873      $118,484       $73,047   $9,745
Ratio of expenses to average net
 assets.................................       1.58%             1.54%         1.54%         1.52%         1.71%    2.22%
Ratio of net investment income (loss) to
 average net assets.....................        .51%              .22%          .15%        (.21)%        (.62)%     (1.28)%
Portfolio turnover rate.................     120.62%           129.40%       156.09%       138.79%       144.78%   25.75%
Average commission rate paid on
 portfolio transactions (5).............     $0.0031           $0.0011

(1)  Ratios and portfolio turnover rates are annualized.
(2)  From inception of operations on September 10, 1992.
(3) Includes amounts distributed from net realized gains on foreign currency transactions taxable as ordinary income.
(4)  Not annualized.
(5) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                                       -

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                       -- COLUMBIA SPECIAL FUND, INC. --
                       ---------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 1997
                                                          (UNAUDITED)(1)       1996        1995       1994       1993        1992
NET ASSET VALUE, BEGINNING OF PERIOD                            $19.85          $21.44      $18.69     $19.51     $18.79     $17.45
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)........................             .01            (.06)        .03        .08        .01       (.03)
  Net realized and unrealized gains on investments....            1.47            2.85        5.45        .36       4.04       2.41
------------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations..................            1.48            2.79        5.48        .44       4.05       2.38
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment income)..............                                        (.02)      (.07)
  Dividends (in excess of net investment income)......                                                              (.01)
  Distributions (from capital gains)..................                           (4.38)      (2.68)     (1.16)     (3.32)     (1.04)
  Distributions (in excess of capital gains)..........                                        (.03)      (.03)
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions...............................              --           (4.38)      (2.73)     (1.26)     (3.33)     (1.04)
NET ASSET VALUE, END OF PERIOD                                  $21.33          $19.85      $21.44     $18.69     $19.51     $18.79
TOTAL RETURN..........................................           7.46%(2)       13.07%      29.53%      2.29%     21.68%     13.70%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..............      $1,471,155      $1,585,284  $1,384,415   $889,526   $772,741   $470,663
Ratio of expenses to average net assets...............            .96%            .94%        .98%      1.05%      1.12%      1.19%
Ratio of net investment income (loss) to average net
 assets...............................................            .08%          (.29)%        .16%       .40%       .01%     (.25)%
Portfolio turnover rate...............................         189.28%         150.07%     182.99%    178.91%    154.68%    116.75%
Average commission rate paid on portfolio transactions
 (3)..................................................         $0.0577         $0.0553

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
(3) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                                       -

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                      -- COLUMBIA SMALL CAP FUND, INC. --
                      -----------------------------------

                                                                                        SIX MONTHS ENDED
                                                                                         JUNE 30, 1997
                                                                                         (UNAUDITED)(1)     1996(1)(2)
NET ASSET VALUE, BEGINNING OF PERIOD                                                           $12.99           $12.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss................................................................            (.03)
  Net realized and unrealized gains on investments...................................            1.82              .99
-----------------------------------------------------------------------------------------------------------------------
    Total from investment operations.................................................            1.79              .99
NET ASSET VALUE, END OF PERIOD                                                                 $14.78           $12.99
TOTAL RETURN.........................................................................          13.78%(3)         7.62%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands).............................................         $43,380          $21,061
Ratio of expenses to average net assets..............................................           1.49%            1.61%
Ratio of net investment income to average net assets.................................          (.50)%            0.00%
Portfolio turnover rate..............................................................         214.37%           32.57%
Average commission rate paid on portfolio transactions (4)...........................         $0.0556          $0.0546

(1)  Ratios and portfolio turnover rates are annualized.
(2)  From inception of operations on September 11, 1996.
(3)  Not annualized.
(4) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                                       -

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                  -- COLUMBIA REAL ESTATE EQUITY FUND, INC. --
                  --------------------------------------------

                                                                 SIX MONTHS ENDED
                                                                  JUNE 30, 1997
                                                                  (UNAUDITED)(1)      1996       1995      1994(1)(2)
NET ASSET VALUE, BEGINNING OF PERIOD                                   $16.16          $12.71     $11.72      $12.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income.......................................            .32             .77        .78         .49
  Net realized and unrealized gains (losses) on investments...           1.02            3.94       1.12        (.27)
----------------------------------------------------------------------------------------------------------------------
    Total from investment operations..........................           1.34            4.71       1.90         .22
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment income)......................           (.32)           (.52)      (.49)       (.31)
  Dividends (in excess of net investment income)..............                                                  (.01)
  Distributions (from capital gains)..........................                           (.41)
  Distributions (in excess of capital gains)..................                           (.12)      (.14)
  Tax return of capital.......................................                           (.21)      (.28)       (.18)
----------------------------------------------------------------------------------------------------------------------
    Total distributions.......................................           (.32)          (1.26)      (.91)       (.50)
NET ASSET VALUE, END OF PERIOD                                         $17.18          $16.16     $12.71      $11.72
TOTAL RETURN..................................................          8.33%(3)       38.30%     16.86%       1.76%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)......................       $109,098         $68,073    $21,587     $17,402
Ratio of expenses to average net assets.......................          1.01%           1.06%      1.18%       1.14%
Ratio of net investment income to average net assets..........          4.30%           6.23%      6.71%       6.28%
Portfolio turnover rate.......................................         33.76%          45.82%     53.91%       7.61%
Average commission rate paid on portfolio transactions (4)....        $0.0596         $0.0594

(1)  Ratios and portfolio turnover rates are annualized.
(2)  From inception of operations on March 16, 1994.
(3)  Not annualized.
(4) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                                       -

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                       -- COLUMBIA BALANCED FUND, INC. --
                       ----------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 1997
                                                          (UNAUDITED)(1)      1996       1995       1994       1993        1992
NET ASSET VALUE, BEGINNING OF PERIOD                           $20.32          $20.08     $17.28     $17.91     $16.80     $16.05
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............................            .41             .76        .73        .65        .56        .58
  Net realized and unrealized gains (losses) on
   investments........................................           1.76            1.58       3.54       (.64)      1.71        .82
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations..................           2.17            2.34       4.27        .01       2.27       1.40
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment income)..............           (.39)           (.76)      (.73)      (.64)      (.56)      (.57)
  Dividends (in excess of net investment income)......                                                            (.01)
  Distributions (from capital gains)..................                          (1.34)      (.74)                 (.59)      (.08)
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions...............................           (.39)          (2.10)     (1.47)      (.64)     (1.16)      (.65)
NET ASSET VALUE, END OF PERIOD                                 $22.10          $20.32     $20.08     $17.28     $17.91     $16.80
TOTAL RETURN..........................................         10.75%(2)       11.78%     25.08%       .10%     13.62%      8.89%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..............       $762,588        $672,593   $486,767   $249,670   $186,589    $90,230
Ratio of expenses to average net assets...............           .66%            .66%       .69%       .72%       .73%       .81%
Ratio of net investment income to average net
 assets...............................................          3.89%           3.82%      4.05%      3.82%      3.32%      4.08%
Portfolio turnover rate...............................        158.12%         133.21%    108.04%     98.48%    107.60%    138.08%
Average commission rate paid on portfolio transactions
 (3)..................................................        $0.0600         $0.0596

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.
(3) The average commission rate paid by the fund is computed by dividing the dollar amount of commissions paid during the period by the total number of shares purchased and sold during the period for which commissions were charged.

--------------------------------------------------------------------------------

                                       -

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                      -- COLUMBIA DAILY INCOME COMPANY --
                      -----------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 1997
                                                          (UNAUDITED)(1)      1996       1995       1994       1993        1992
NET ASSET VALUE, BEGINNING OF PERIOD                            $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............................           .024            .048       .053       .036       .025       .032
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations..................           .024            .048       .053       .036       .025       .032
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment income)..............          (.024)          (.048)     (.053)     (.036)     (.025)     (.032)
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions...............................          (.024)          (.048)     (.053)     (.036)     (.025)     (.032)
NET ASSET VALUE, END OF PERIOD                                  $1.00           $1.00      $1.00      $1.00      $1.00      $1.00
TOTAL RETURN..........................................          2.46%(2)        4.96%      5.49%      3.68%      2.51%      3.25%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..............       $861,374        $889,800   $800,656   $730,067   $544,500   $591,186
Ratio of expenses to average net assets...............           .63%            .62%       .64%       .70%       .75%       .71%
Ratio of net investment income to average net
 assets...............................................          4.86%           4.84%      5.34%      3.68%      2.49%      3.22%

(1)  Ratios are annualized.
(2)  Not annualized.

--------------------------------------------------------------------------------

                                       -

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

              -- COLUMBIA U.S. GOVERNMENT SECURITIES FUND, INC. --
              ----------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 1997
                                                          (UNAUDITED)(1)       1996        1995        1994        1993
NET ASSET VALUE, BEGINNING OF PERIOD                            $8.24           $8.34       $7.99       $8.36       $8.35
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............................            .21             .41         .45         .37         .32
  Net realized and unrealized gains (losses) on
   investments........................................           (.01)           (.10)        .35        (.37)        .17
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations..................            .20             .31         .80          --         .49
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment income)..............           (.21)           (.41)       (.45)       (.37)       (.32)
  Distributions (from capital gains)..................                                                               (.16)
--------------------------------------------------------------------------------------------------------------------------
    Total distributions...............................           (.21)           (.41)       (.45)       (.37)       (.48)
NET ASSET VALUE, END OF PERIOD                                  $8.23           $8.24       $8.34       $7.99       $8.36
TOTAL RETURN..........................................          2.42%(2)        3.85%      10.21%       -.03%       5.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..............        $39,465         $40,776     $41,842     $33,512     $35,877
Ratio of expenses to average net assets...............           .86%            .80%        .79%        .81%        .75%
Ratio of net investment income to average net
 assets...............................................          5.03%           4.99%       5.45%       4.51%       3.74%
Portfolio turnover rate...............................        144.20%         179.38%     253.17%     253.80%     254.59%


                                                           1992
NET ASSET VALUE, BEGINNING OF PERIOD                        $8.47
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............................        .39
  Net realized and unrealized gains (losses) on
   investments........................................        .09
------------------------------------------------------
    Total from investment operations..................        .48
------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment income)..............       (.39)
  Distributions (from capital gains)..................       (.21)
------------------------------------------------------
    Total distributions...............................       (.60)
NET ASSET VALUE, END OF PERIOD                              $8.35
TOTAL RETURN..........................................      5.81%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..............    $35,479
Ratio of expenses to average net assets...............       .76%
Ratio of net investment income to average net
 assets...............................................      4.60%
Portfolio turnover rate...............................    289.05%

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.

--------------------------------------------------------------------------------

                                       -

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
               -------------------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 1997
                                                          (UNAUDITED)(1)      1996       1995       1994       1993        1992
NET ASSET VALUE, BEGINNING OF PERIOD                           $13.08          $13.51     $12.16     $13.44     $13.28     $13.59
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............................            .42             .85        .88        .83        .85        .95
  Net realized and unrealized gains (losses) on
   investments........................................           (.01)           (.43)      1.35      (1.28)       .52        .09
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations..................           0.41            0.42       2.23       (.45)      1.37       1.04
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment income)..............           (.42)           (.85)      (.88)      (.83)      (.85)      (.95)
  Distributions (from capital gains)..................                                                            (.36)      (.40)
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions...............................           (.42)           (.85)      (.88)      (.83)     (1.21)     (1.35)
NET ASSET VALUE, END OF PERIOD                                 $13.07          $13.08     $13.51     $12.16     $13.44     $13.28
TOTAL RETURN..........................................          3.22%(2)        3.37%     18.91%     -3.36%     10.47%      7.99%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..............       $367,703        $356,421   $316,259   $252,090   $300,532   $262,647
Ratio of expenses to average net assets...............           .66%            .64%       .65%       .66%       .66%       .66%
Ratio of net investment income to average net
 assets...............................................          6.46%           6.53%      6.80%      6.53%      6.14%      7.03%
Portfolio turnover rate...............................        240.93%         178.25%    137.41%    139.81%    118.80%    195.67%

(1)  Ratios and portfolio turnover rate are annualized.
(2)  Not annualized.

--------------------------------------------------------------------------------

                                       -

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                    ----------------------------------------

                                                         SIX MONTHS ENDED
                                                          JUNE 30, 1997
                                                          (UNAUDITED)(1)      1996       1995       1994       1993        1992
NET ASSET VALUE, BEGINNING OF PERIOD                           $12.15          $12.37     $11.48     $12.71     $12.17     $12.22
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...............................            .30             .61        .63        .64        .66        .69
  Net realized and unrealized gains (losses) on
   investments........................................            .03            (.16)       .96      (1.23)       .62        .07
----------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations..................            .33             .45       1.59       (.59)      1.28        .76
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment income) (2)..........           (.30)           (.61)      (.63)      (.64)      (.66)      (.69)
  Distributions (from capital gains)..................                           (.06)      (.07)                 (.08)      (.12)
----------------------------------------------------------------------------------------------------------------------------------
    Total distributions...............................           (.30)           (.67)      (.70)      (.64)      (.74)      (.81)
NET ASSET VALUE, END OF PERIOD                                 $12.18          $12.15     $12.37     $11.48     $12.71     $12.17
TOTAL RETURN..........................................          2.75%(3)        3.77%     14.15%     -4.68%     10.73%      6.46%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..............       $389,673        $375,667   $383,796   $339,817   $430,367   $341,924
Ratio of expenses to average net assets...............           .58%            .56%       .57%       .57%       .58%       .59%
Ratio of net investment income to average net
 assets...............................................          4.93%           5.00%      5.22%      5.36%      5.25%      5.69%
Portfolio turnover rate...............................         12.90%          19.03%     21.45%     19.40%      9.92%     17.82%

(1)  Ratios and portfolio turnover rate are annualized.
(2)  100% exempt from federal taxation.
(3)  Not annualized.

--------------------------------------------------------------------------------

                                       -

                              FINANCIAL HIGHLIGHTS
       -----------------------------------------------------------------
                 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

----                                                                        ----

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                      ------------------------------------

                                                      SIX MONTHS
                                                         ENDED
                                                     JUNE 30, 1997
                                                    (UNAUDITED)(1)       1996          1995          1994       1993(1)(2)
NET ASSET VALUE, BEGINNING OF PERIOD                      $9.94             $9.88         $9.04         $9.94   $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income...........................          .40               .81           .82           .80      .18
  Net realized and unrealized gains (losses) on
   investments....................................          .17               .07           .84          (.90)    (.06)
--------------------------------------------------------------------------------------------------------------------------
    Total from investment operations..............          .57               .88          1.66          (.10)     .12
--------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends (from net investment income)..........         (.40)             (.81)         (.82)         (.80)    (.18)
  Distributions (from capital gains)..............                           (.01)
--------------------------------------------------------------------------------------------------------------------------
    Total distributions...........................         (.40)             (.82)         (.82)         (.80)    (.18)
NET ASSET VALUE, END OF PERIOD                           $10.11             $9.94         $9.88         $9.04    $9.94
TOTAL RETURN......................................        5.83%(3)          9.43%        19.12%         -.92%    1.12%(3)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)..........      $35,562           $28,818       $23,471       $12,834   $5,940
Ratio of expenses to average net assets...........        0.99%             0.93%(4)       1.00%(4)       1.00%(4)  1.00%(4)
Ratio of net investment income to average net
 assets...........................................        7.94%             8.29%         8.62%         8.69%    7.30%
Portfolio turnover rate...........................      167.30%            62.27%        51.60%        36.67%    0.00%

(1)  Ratios and portfolio turnover rates are annualized.
(2)  From inception of operations on September 15, 1993.
(3)  Not annualized.
(4)  The ratio was 1.00% in 1996, 1.06% in 1995, 1.19% in 1994 and 2.03% in
     1993, before voluntary reimbursement of certain expenses by the investment advisor.

--------------------------------------------------------------------------------

                                       -
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---------------------                                      ---------------------

                     -- COLUMBIA COMMON STOCK FUND, INC. --
    ------------------------------------------------------------------------

                                                                                              SHARES OR
June 30, 1997                                                                                 PRINCIPAL
(Unaudited)                                                                                    AMOUNT         VALUE(1)
                                                                                            -------------  --------------
COMMON STOCKS (90.8%)
  FINANCE (8.2%)
    American Express Co. .................................................................        100,900  $    7,517,050
    BankAmerica Corp. ....................................................................         99,600       6,430,425
    Berkley (W.R.) Corp. .................................................................        100,000       5,887,500
    Chase Manhattan Corp. ................................................................         64,400       6,250,825
    *Hartford Life, Inc. (Class A)........................................................         95,100       3,566,250
    Morgan Stanley, Dean Witter,
     Discover & Co. ......................................................................        145,700       6,274,206
    NAC Re Corp. .........................................................................         60,400       2,921,850
    PNC Bank Corp. .......................................................................        127,900       5,323,838
    TIG Holdings, Inc. ...................................................................        181,500       5,671,875
    U.S. Bancorp..........................................................................         88,800       5,694,300
                                                                                                           --------------
                                                                                                               55,538,119
                                                                                                           --------------
  BUILDING & FORESTRY PRODUCTS (4.2%)
    Champion International Corp. .........................................................        300,000      16,575,000
    Willamette Industries, Inc. ..........................................................        167,200      11,704,000
                                                                                                           --------------
                                                                                                               28,279,000
                                                                                                           --------------
  BUSINESS & CONSUMER SERVICES (2.8%)
    *Hertz Corp. (Class A)................................................................        210,000       7,560,000
    Service Corp. Int'l. .................................................................        337,500      11,095,312
                                                                                                           --------------
                                                                                                               18,655,312
                                                                                                           --------------
  CHEMICAL (5.4%)
    du Pont (E.I.) de Nemours & Co. ......................................................        136,000       8,551,000
    Grace (W.R.) & Co. ...................................................................        119,100       6,565,387
    Hercules, Inc. .......................................................................        171,100       8,191,413
    IMC Global, Inc. .....................................................................        183,000       6,405,000
    Monsanto Co. .........................................................................        158,700       6,834,019
                                                                                                           --------------
                                                                                                               36,546,819
                                                                                                           --------------
  CONSUMER NON-DURABLE (14.3%)
    *Circus Circus Enterprises, Inc. .....................................................        297,000       7,313,625
    *Costco Cos., Inc. ...................................................................        200,000       6,575,000
    *Federated Department Stores, Inc. ...................................................        254,500       8,843,875
    *ITT Corp. ...........................................................................        225,400      13,763,487
    Liz Claiborne, Inc. ..................................................................        141,100       6,578,788
    Marriott International, Inc. .........................................................        116,400       7,144,050
    Mattel, Inc. .........................................................................        236,250       8,002,969
    McDonald's Corp. .....................................................................        160,000       7,730,000
    *Meyer (Fred), Inc. ..................................................................        300,000      15,506,250
    Sears, Roebuck & Co. .................................................................        151,100       8,121,625
    Wal-Mart Stores, Inc. ................................................................        192,500       6,508,906
                                                                                                           --------------
                                                                                                               96,088,575
                                                                                                           --------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
  CONSUMER STAPLES (9.4%)
    American Stores Co. ..................................................................        231,000  $   11,405,625
    Avon Products, Inc. ..................................................................        128,300       9,053,169
    Gillette Co. .........................................................................         72,500       6,869,375
    PepsiCo, Inc. ........................................................................        200,000       7,512,500
    Rite Aid Corp. .......................................................................        147,200       7,341,600
    *Safeway, Inc. .......................................................................        156,000       7,195,500
    Sunbeam Corp. ........................................................................        379,400      14,322,350
                                                                                                           --------------
                                                                                                               63,700,119
                                                                                                           --------------
  ENERGY (9.4%)
    Amoco Corp. ..........................................................................        105,100       9,137,131
    Exxon Corp. ..........................................................................        120,000       7,380,000
    Louisiana Land & Exploration Co. .....................................................        118,700       6,780,738
    Mobil Corp. ..........................................................................        141,600       9,894,300
    Royal Dutch Petroleum Co. ............................................................        249,600      13,572,000
    Texaco, Inc. .........................................................................        106,000      11,527,500
    Union Pacific Resources Group, Inc. ..................................................        200,000       4,975,000
                                                                                                           --------------
                                                                                                               63,266,669
                                                                                                           --------------
  ENERGY SERVICES (1.5%)
    Schlumberger Ltd. ....................................................................         80,000      10,000,000
                                                                                                           --------------
  ENTERTAINMENT & MEDIA (1.0%)
    *Viacom, Inc. (Class B)...............................................................        235,500       7,065,000
                                                                                                           --------------
  HEALTH (5.7%)
    American Home Products Corp. .........................................................         86,000       6,579,000
    Baxter International, Inc. ...........................................................        148,400       7,753,900
    Bristol-Myers Squibb Co. .............................................................         90,000       7,290,000
    Pfizer, Inc. .........................................................................         64,000       7,648,000
    *Tenet Healthcare Corp. ..............................................................         49,300       1,457,431
    Warner-Lambert Co. ...................................................................         63,500       7,889,875
                                                                                                           --------------
                                                                                                               38,618,206
                                                                                                           --------------
  MACHINERY & CAPITAL SPENDING (7.7%)
    *ADT Ltd. ............................................................................        203,300       6,708,900
    Case Corp. ...........................................................................        133,000       9,160,375
    Caterpillar, Inc. ....................................................................         88,000       9,449,000
    Deere & Co. ..........................................................................        206,700      11,342,663
    Emerson Electric Co. .................................................................        164,000       9,030,250
    Tyco International Ltd. ..............................................................         91,300       6,351,056
                                                                                                           --------------
                                                                                                               52,042,244
                                                                                                           --------------
  METAL MINING & STEEL (4.2%)
    Aluminum Company of America...........................................................        200,000      15,075,000
    *Getchell Gold Corp. .................................................................        167,000       5,865,875

                                       -

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       -----------------------------------------------------------------

                                     [LOGO]
---------------------                                      ---------------------

                     -- COLUMBIA COMMON STOCK FUND, INC. --
    ------------------------------------------------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMON STOCKS (CONTINUED)

    Newmont Mining Corp. .................................................................        187,500  $    7,312,500
                                                                                                           --------------
                                                                                                               28,253,375
                                                                                                           --------------
  REAL ESTATE SECURITIES (6.0%)
    American Health Properties, Inc. .....................................................        120,000       3,015,000
    Associated Estates Realty Corp. ......................................................        157,400       3,698,900
    Beacon Properties Corp. ..............................................................        124,100       4,141,837
    Cali Realty Corp. ....................................................................         94,000       3,196,000
    Equity Residential Properties Trust...................................................        125,000       5,937,500
    First Industrial Realty Trust, Inc. ..................................................        150,000       4,387,500
    JP Realty, Inc. ......................................................................        106,500       2,888,812
    Liberty Property Trust................................................................        120,000       2,985,000
    Manufactured Home Communities, Inc. ..................................................         49,000       1,130,063
    Simon DeBartolo Group, Inc. ..........................................................        190,400       6,092,800
    Spieker Properties, Inc. .............................................................         79,000       2,779,813
                                                                                                           --------------
                                                                                                               40,253,225
                                                                                                           --------------
  TECHNOLOGY (8.2%)
    Adobe Systems, Inc. ..................................................................        178,000       6,241,125
    *Applied Materials, Inc. .............................................................         68,700       4,864,819
    Autodesk, Inc. .......................................................................        100,000       3,831,250
    Boeing Co. ...........................................................................        138,000       7,322,625
    *Computer Sciences Corp. .............................................................         83,200       6,000,800
    Ericsson (L.M.) Telephone Co. (Class B) ADR...........................................        160,000       6,300,000
    Intel Corp. ..........................................................................         34,400       4,878,350
    *Microsoft Corp. .....................................................................         60,600       7,658,325
    Motorola, Inc. .......................................................................        104,000       7,904,000
                                                                                                           --------------
                                                                                                               55,001,294
                                                                                                           --------------
  UTILITIES/COMMUNICATIONS (1.7%)
    Frontier Corp. .......................................................................        244,300       4,870,731
    SBC Communications, Inc. .............................................................        102,400       6,336,000
                                                                                                           --------------
                                                                                                               11,206,731
                                                                                                           --------------
  UTILITIES/ELECTRIC/GAS (1.1%)
    Idaho Power Co. ......................................................................        236,600       7,423,325
                                                                                                           --------------
    Total Common Stocks
     (Cost $491,243,573) .................................................................                    611,938,013
                                                                                                           --------------
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
REPURCHASE AGREEMENTS (10.6%)
    Goldman Sachs Corp.
     5.891% dated 06/30/1997,
     due 07/01/1997 in the
     amount of $33,894,902.
     Collateralized by U.S. Treasury Bond
     6.250% due 08/15/2023,
     U.S. Treasury Note
     5.750% due 08/15/2003. ..............................................................  $  33,889,432  $   33,889,433
    J.P. Morgan Securities, Inc.
     6.003% dated 06/30/1997,
     due 07/01/1997 in the
     amount of $33,705,543.
     Collateralized by U.S. Treasury Bills due
     11/13/1997 to 11/20/1997,
     U.S. Treasury Note 6.625% due 04/30/2002. ...........................................     33,700,000      33,700,000
    Merrill Lynch
     5.728% dated 06/30/1997
     due 07/01/1997 in the
     amount of $3,700,581.
     Collateralized by U.S. Treasury Bonds
     9.250% to 11.750%
     due 11/15/2014 to 02/15/2016. .......................................................      3,700,000       3,700,000
                                                                                                           --------------
    Total Repurchase Agreements
     (Cost $71,289,433) ..................................................................                     71,289,433
                                                                                                           --------------
TOTAL INVESTMENTS (101.4%)
 (Cost $562,533,006)......................................................................                    683,227,446
RECEIVABLES LESS LIABILITIES (-1.4%)......................................................                     (9,155,483)
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $  674,071,963
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

 *  Non-income producing.

                  The accompanying notes are an integral part
                          of the financial statements.

                                       -

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       -----------------------------------------------------------------

                                     [LOGO]
-------------------------                              -------------------------

                        -- COLUMBIA GROWTH FUND, INC. --
               -------------------------------------------------

                                                                                              SHARES OR
June 30, 1997                                                                                 PRINCIPAL
(Unaudited)                                                                                    AMOUNT         VALUE(1)
                                                                                            -------------  --------------
COMMON STOCKS (95.8%)
  AEROSPACE (0.9%)
    Boeing Co. ...........................................................................        205,960  $   10,928,752
                                                                                                           --------------
  FINANCE (14.0%)
    Allstate Corp. .......................................................................        271,600      19,826,800
    American International Group, Inc. ...................................................         96,150      14,362,406
    BankAmerica Corp. ....................................................................        200,000      12,912,500
    Barnett Banks, Inc. ..................................................................        239,000      12,547,500
    Berkley (W.R.) Corp. .................................................................        187,500      11,039,062
    Chase Manhattan Corp. ................................................................        100,000       9,706,250
    Federal Home Loan Mortgage Corp. .....................................................        500,700      17,211,563
    Federal National Mortgage Assn. ......................................................        456,800      19,927,900
    First Chicago NBD Corp. ..............................................................        181,800      10,998,900
    Morgan Stanley, Dean Witter,
     Discover & Co. ......................................................................        505,080      21,750,008
    NationsBank Corp. ....................................................................        307,000      19,801,500
                                                                                                           --------------
                                                                                                              170,084,389
                                                                                                           --------------
  BUILDING & FORESTRY PRODUCTS (1.6%)
    *Crown Vantage, Inc. .................................................................        335,000       2,512,500
    Mead Corp. ...........................................................................        281,600      17,529,600
                                                                                                           --------------
                                                                                                               20,042,100
                                                                                                           --------------
  BUSINESS & CONSUMER SERVICES (2.2%)
    *FIserv, Inc. ........................................................................        300,500      13,409,812
    Service Corp. Int'l. .................................................................        398,300      13,094,113
                                                                                                           --------------
                                                                                                               26,503,925
                                                                                                           --------------
  CHEMICAL (0.8%)
    du Pont (E.I.) de Nemours & Co. ......................................................        154,000       9,682,750
                                                                                                           --------------
  CONSUMER NON-DURABLE (18.5%)
    *Consolidated Stores Corp. ...........................................................        312,500      10,859,375
    *Federated Department Stores, Inc. ...................................................        682,800      23,727,300
    *HFS, Inc. ...........................................................................        500,000      29,000,000
    Liz Claiborne, Inc. ..................................................................        243,600      11,357,850
    Mattel, Inc. .........................................................................        800,700      27,123,712
    *Neiman-Marcus Group, Inc. ...........................................................        500,000      13,125,000
    *Payless ShoeSource, Inc. ............................................................        300,000      16,406,250
    *Polo Ralph Lauren Corp. (Class A)....................................................        190,000       5,201,250
    Sears, Roebuck & Co. .................................................................        456,300      24,526,125
    Tandy Corp. ..........................................................................        100,000       5,600,000
    TJX Cos., Inc. .......................................................................        197,000       5,195,875
    Unifi, Inc. ..........................................................................        200,000       7,475,000
    Warnaco Group, Inc. (Class A).........................................................      1,424,400      45,402,750
                                                                                                           --------------
                                                                                                              225,000,487
                                                                                                           --------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
  CONSUMER STAPLES (12.0%)
    American Stores Co. ..................................................................        332,200  $   16,402,375
    Avon Products, Inc. ..................................................................        105,100       7,416,119
    Gillette Co. .........................................................................        312,100      29,571,475
    Libbey, Inc. .........................................................................        365,500      12,792,500
    Philip Morris Cos., Inc. .............................................................        544,900      24,179,938
    Rite Aid Corp. .......................................................................        558,925      27,876,384
    *Samsonite Corp. .....................................................................        225,000       9,928,125
    Sunbeam Corp. ........................................................................        488,300      18,433,325
                                                                                                           --------------
                                                                                                              146,600,241
                                                                                                           --------------
  ENERGY (0.9%)
    Anadarko Petroleum Corp. .............................................................        112,000       6,720,000
    Apache Corp. .........................................................................        113,700       3,695,250
                                                                                                           --------------
                                                                                                               10,415,250
                                                                                                           --------------
  ENERGY SERVICES (0.8%)
    Schlumberger Ltd. ....................................................................         75,000       9,375,000
                                                                                                           --------------
  ENTERTAINMENT & MEDIA (1.0%)
    Time Warner, Inc. ....................................................................        250,000      12,062,500
                                                                                                           --------------
  HEALTH (14.2%)
    Aetna, Inc. ..........................................................................        155,000      15,868,125
    *Apria Healthcare Group, Inc. ........................................................      1,778,520      31,568,730
    *BioChem Pharma, Inc. ................................................................        500,000      11,125,000
    Bristol-Myers Squibb Co. .............................................................        200,000      16,200,000
    Cardinal Health, Inc. ................................................................        196,000      11,221,000
    *Ethical Holdings Ltd. ADR............................................................        300,000       1,331,250
    HBO & Co. ............................................................................        180,000      12,397,500
    *Lincare Holdings, Inc. ..............................................................         25,000       1,075,000
    McKesson Corp. .......................................................................        109,400       8,478,500
    Merck & Co., Inc. ....................................................................        155,500      16,094,250
    *Tenet Healthcare Corp. ..............................................................        745,900      22,050,669
    Warner-Lambert Co. ...................................................................        200,000      24,850,000
                                                                                                           --------------
                                                                                                              172,260,024
                                                                                                           --------------
  HOTELS & GAMING (2.7%)
    *Circus Circus Enterprises, Inc. .....................................................        308,600       7,599,275
    *Host Marriott Corp. .................................................................        400,000       7,125,000
    Marriott International, Inc. .........................................................        152,100       9,335,138
    *Station Casinos, Inc. ...............................................................      1,076,600       9,016,525
                                                                                                           --------------
                                                                                                               33,075,938
                                                                                                           --------------
  MACHINERY & CAPITAL SPENDING (6.7%)
    *ADT Ltd. ............................................................................        392,200      12,942,600
    *American Standard Cos., Inc. ........................................................         49,200       2,201,700
    Case Corp. ...........................................................................        175,000      12,053,125
    Emerson Electric Co. .................................................................        350,000      19,271,875

                                       -

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       -----------------------------------------------------------------

                                     [LOGO]
-------------------------                              -------------------------

                        -- COLUMBIA GROWTH FUND, INC. --
               -------------------------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMON STOCKS (CONTINUED)

    General Electric Co. .................................................................        237,800  $   15,546,175
    Tyco International Ltd. ..............................................................        286,400      19,922,700
                                                                                                           --------------
                                                                                                               81,938,175
                                                                                                           --------------
  METAL MINING & STEEL (0.3%)
    Aluminum Company of America...........................................................         50,000       3,768,750
                                                                                                           --------------
  REAL ESTATE SECURITIES (3.8%)
    Amli Residential Properties Trust.....................................................        180,500       4,264,312
    Beacon Properties Corp. ..............................................................         79,500       2,653,313
    Camden Property Trust.................................................................        166,250       5,257,656
    Duke Realty Investments, Inc. ........................................................         84,100       3,406,050
    Equity Residential Properties Trust...................................................        219,900      10,445,250
    JP Realty, Inc. ......................................................................        350,000       9,493,750
    Public Storage, Inc. .................................................................         50,000       1,462,500
    Simon DeBartolo Group, Inc. ..........................................................        144,300       4,617,600
    TriNet Corporate Realty Trust, Inc. ..................................................        146,000       4,827,125
                                                                                                           --------------
                                                                                                               46,427,556
                                                                                                           --------------
  TECHNOLOGY (13.4%)
    Adobe Systems, Inc. ..................................................................        144,000       5,049,000
    *Applied Materials, Inc. .............................................................        171,600      12,151,425
    Autodesk, Inc. .......................................................................        198,000       7,585,875
    *Cisco Systems, Inc. .................................................................        229,100      15,378,337
    Computer Associates International, Inc. ..............................................        100,000       5,568,750
    *Computer Sciences Corp. .............................................................        207,000      14,929,875
    Ericsson (L.M.) Telephone Co.
     (Class B) ADR........................................................................        350,000      13,781,250
    Intel Corp. ..........................................................................        103,200      14,635,050
    *KLA-Tencor Corp. ....................................................................        157,800       7,692,750
    *Microsoft Corp. .....................................................................        151,500      19,145,813
    Motorola, Inc. .......................................................................        213,100      16,195,600
    *Oracle Corp. ........................................................................        274,350      13,820,381
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    *Tellabs, Inc. .......................................................................        200,000  $   11,175,000
    Texas Instruments, Inc. ..............................................................         75,600       6,355,125
                                                                                                           --------------
                                                                                                              163,464,231
                                                                                                           --------------
  UTILITIES/COMMUNICATIONS (2.0%)
    *Paging Network, Inc. ................................................................        622,100       5,462,816
    SBC Communications, Inc. .............................................................        300,000      18,562,500
                                                                                                           --------------
                                                                                                               24,025,316
                                                                                                           --------------
    Total Common Stocks
     (Cost $910,273,825) .................................................................                  1,165,655,384
                                                                                                           --------------
REPURCHASE AGREEMENT (3.3%)
    Goldman Sachs Corp.
     5.891% dated 6/30/1997,
     due 07/01/1997 in the
     amount of $40,845,651
     Collateralized by U.S. Treasury Note
     5.750% due 08/15/2003,
     U.S. Treasury Bond
     6.250% due 08/15/2023
     (Cost $40,839,060)...................................................................  $  40,839,060      40,839,060
                                                                                                           --------------
TOTAL INVESTMENTS (99.1%)
 (Cost $951,112,885)......................................................................                  1,206,494,444
RECEIVABLES LESS LIABILITIES (0.9%).......................................................                     10,896,624
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $1,217,391,068
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

 *  Non-income producing.

                  The accompanying notes are an integral part
                          of the financial statements.

                                       -

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       -----------------------------------------------------------------

                                     [LOGO]
------------------                                            ------------------

                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                 ---------------------------------------------

                                                                                              SHARES OR
June 30, 1997                                                                                 PRINCIPAL
(Unaudited)                                                                                    AMOUNT         VALUE(1)
                                                                                            -------------  --------------
COMMON STOCKS (86.4%)
  ARGENTINA (0.6%)
    *Disco SA, ADR (Retail)...............................................................         26,000  $    1,030,250
                                                                                                           --------------
  BRAZIL (0.5%)
    *Latas de Aluminino SA, GDR
     (Containers).........................................................................         20,000         315,000
    Usinas Siderurgicas de Minas Gerais SA, ADR (Metals, Mining & Steel)..................         45,000         497,813
                                                                                                           --------------
                                                                                                                  812,813
                                                                                                           --------------
  CANADA (2.6%)
    Bank of Nova Scotia (Banking).........................................................         20,000         877,320
    Bombardier, Inc. (Class B)
     (Manufacturing - Diversified Inds.)..................................................         80,000       1,815,545
    Northern Telecom Ltd. (Electronics)...................................................         15,000       1,353,502
    Thomson Corp. (Publishing)............................................................         16,000         368,910
                                                                                                           --------------
                                                                                                                4,415,277
                                                                                                           --------------
  DENMARK (0.4%)
    *Inwear Group AS (Retail).............................................................         13,500         667,903
                                                                                                           --------------
  FINLAND (1.2%)
    Finnlines Oy (Transportation).........................................................         34,000       1,041,338
    Merita Ltd. (Class A) (Banking).......................................................        280,000         916,901
                                                                                                           --------------
                                                                                                                1,958,239
                                                                                                           --------------
  FRANCE (4.6%)
    Alcatel Alsthom SA (Electrical Equipment).............................................         10,000       1,254,260
    BIC SA (Consumer Products)............................................................          3,000         491,309
    Carrefour SA (Retail).................................................................          1,200         872,802
    Cie de Saint Gobain SA (Building Materials)...........................................          3,600         525,767
    Cie Francaise d'Etudes et de Construction Technip (Construction)......................          3,700         430,027
    Cie Generale des Etablissements Michelin (Class B) (Tire & Rubber Goods)..............         11,000         661,537
    Cipe France SA (Business Services)....................................................          1,800         233,129
    Elf-Aquitaine SA (Oil Exploration & Production).......................................          6,000         648,262
    Lafarge SA (Building Materials).......................................................          7,200         448,466
    L'Oreal SA (Consumer Products)........................................................          1,300         548,535
    Sodexho Alliance SA (Food & Beverages)................................................          1,000         512,781
    Schneider SA (Electrical Equipment)...................................................         13,000         692,979
    Synthelabo SA (Pharmaceuticals).......................................................          3,600         469,325
                                                                                                           --------------
                                                                                                                7,789,179
                                                                                                           --------------
  GERMANY (4.8%)
    Bayer AG (Chemicals)..................................................................         35,000       1,346,710

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Daimler-Benz AG
     (Motor Vehicles & Parts).............................................................          9,000  $      731,140
    Deutsche Bank AG (Banking)............................................................         25,000       1,462,567
    Gehe AG (Wholesale Distributor).......................................................         20,000       1,366,403
    Heidelberger Zement AG (Building Materials)...........................................          3,500         331,554
    Mannesmann AG (Machinery & Capital Spending)..........................................          2,400       1,070,617
    Thyssen AG (Metals, Mining & Steel)...................................................          3,000         711,333
    Volkswagen AG (Motor Vehicles & Parts)................................................          1,500       1,151,395
                                                                                                           --------------
                                                                                                                8,171,719
                                                                                                           --------------
  HUNGARY (0.1%)
    *Gedeon Richter Ltd., GDS (Pharmaceuticals)...........................................          2,700         248,400
                                                                                                           --------------
  HONG KONG (4.6%)
    China Resources Beijing Land Ltd. (Real Estate).......................................        822,000         610,123
    COSCO Pacific Ltd. (Class H) (Container Leasing)......................................        920,000       2,131,719
    Guangnan Holdings (Class H) (Wholesale Distributor)...................................      1,942,857       3,034,617
    HSBC Holdings plc (Banking)...........................................................         56,000       1,684,308
    Qingling Motors Co., Ltd. (Class H) (Motor Vehicles & Parts)..........................        650,000         335,622
                                                                                                           --------------
                                                                                                                7,796,389
                                                                                                           --------------
  INDIA (3.0%)
    Bajaj Auto Ltd., GDR (Motor Vehicles & Parts).........................................         20,000         698,500
    Indian Hotels Co., Ltd., The, GDR (Entertainment & Leisure)...........................         37,000         878,750
    *Industrial Credit & Investment Corp. of India Ltd., The, GDR
     (Financial Services).................................................................         30,000         435,000
    Larsen & Toubro Ltd., GDR (Engineering & Construction)................................         40,000         685,000
    Mahindra & Mahindra Ltd. (Motor Vehicles & Parts).....................................         70,000         855,066
    Tata Engineering & Locomotive Co., Ltd., GDS (Motor Vehicles & Parts).................         50,000         768,750
    *Videsh Sanchar Nigam Ltd., GDR (Utilities - Communication)...........................         40,000         833,000
                                                                                                           --------------
                                                                                                                5,154,066
                                                                                                           --------------
  ITALY (1.2%)
    Fiat S.p.A (Motor Vehicles & Parts)...................................................        550,000       1,977,928
                                                                                                           --------------

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
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMON STOCKS (CONTINUED)

  JAPAN (30.1%)
    Banyu Pharmaceutical Co., Ltd. (Pharmaceuticals)......................................         22,000  $      386,572
    Bellsystem 24, Inc. (Business Services)...............................................          6,000         891,686
    BRIDGESTONE CORP. (Motor Vehicles & Parts)............................................         32,000         744,121
    CANON, INC. (Electronics).............................................................         28,000         763,703
    DENSO CORP. (Motor Vehicles & Parts)..................................................         23,000         550,922
    East Japan Railway Co. (Transportation)...............................................            148         760,766
    Fuji Bank Ltd., The (Banking).........................................................        110,000       1,653,991
    Fuji Heavy Industries Ltd. (Machinery & Capital Spending).............................         91,000         475,723
    Fuji Photo Film Co., Ltd. (Entertainment & Leisure)...................................         50,000       2,015,036
    FUJITSU LTD. (Electronics)............................................................         47,000         653,291
    Hitachi Maxell Ltd. (Electronics).....................................................         36,000         893,785
    HOYA Corp. (Manufacturing)............................................................         23,000       1,025,439
    Ishikawajima-Harima Heavy Industries Co., Ltd. (Machinery & Capital Spending).........        310,000       1,219,512
    KEYENCE CORP. (Electronics)...........................................................          6,600         980,855
    KOMATSU LTD. (Machinery & Capital Spending)...........................................        143,000       1,162,602
    MABUCHI MOTOR CO., LTD. (Electrical Equipment)........................................         16,000         930,151
    Matsushita-Kotobuki Electronics Inds., Ltd. (Electronics).............................         21,000         697,614
    Mitsubishi Corp. (Wholesale Distributor)..............................................         65,000         812,571
    Mitsubishi Estate Co., Ltd. (Real Estate).............................................         70,000       1,015,823
    Mitsubishi Heavy Inds., Ltd. (Machinery & Capital Spending)...........................        149,000       1,144,952
    Mitsubishi Trust & Banking Corp., The (Banking).......................................         55,000         870,268
    MITSUI & CO., LTD. (Wholesale Distributor)............................................         90,000         865,460
    Mitsui Fudosan Co., Ltd. (Real Estate)................................................         61,000         842,556
    NIDEC CORP. (Electronics).............................................................         20,000         979,107
    Nintendo Co., Ltd. (Entertainment & Leisure)..........................................         18,000       1,507,475
    NIPPON STEEL CORP. (Metals, Mining & Steel)...........................................        529,000       1,692,578
    NIPPON TELEGRAPH & TELEPHONE CORP. (Utilities - Communication)........................            100         961,623
    Nomura Securities Co., Ltd., The (Financial Services).................................         38,000         524,871
    NTT Data Communications Systems Corp. (Business Services).............................             35       1,355,451
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    ROHM CO., LTD. (Electronics)..........................................................         17,000  $    1,753,650
    SANKYO CO., LTD. (Pharmaceuticals)....................................................         36,000       1,211,644
    Sanwa Bank Ltd., The (Banking)........................................................        110,000       1,634,758
    SEVEN-ELEVEN JAPAN CO., LTD. (Retail).................................................          3,000         227,118
    SHIMAMURA CO., LTD. (Retail)..........................................................         23,200         827,485
    Shiseido Co., Ltd. (Consumer Products)................................................        107,000       1,767,899
    SHOWA CORP. (Motor Vehicles & Parts)..................................................        100,000         848,851
    SONY CORP. (Electronics)..............................................................         46,000       4,017,309
    Sumitomo Bank Ltd., The (Banking).....................................................        100,000       1,643,500
    Sumitomo Trust & Banking Co., Ltd., The (Banking).....................................         75,000         806,452
    TDK CORP. (Electronics)...............................................................         15,000       1,102,806
    Takeda Chemical Inds., Ltd. (Pharmaceuticals).........................................         41,000       1,154,122
    Tokio Marine & Fire Insurance Co., Ltd., The (Insurance)..............................        130,000       1,704,695
    Tokyo Electron Ltd. (Electronics).....................................................         22,000       1,053,938
    TOKYO STEEL MANUFACTURING CO., LTD. (Metals, Mining & Steel)..........................         60,000         671,387
    TOYOTA MOTOR CORP. (Motor Vehicles & Parts)...........................................         50,000       1,477,402
    TRANS COSMOS, INC. (Business Services)................................................         18,000         659,323
                                                                                                           --------------
                                                                                                               50,940,843
                                                                                                           --------------
  KOREA (1.0%)
    *CITC Seoul Excel Trust, IDR (Investment Trust).......................................        130,000         963,300
    Daehan Blue-Chip Index Trust, IDR (Investment Trust)..................................         45,000         760,500
                                                                                                           --------------
                                                                                                                1,723,800
                                                                                                           --------------
  MALAYSIA (2.1%)
    Konsortium Perkapalan Berhad (Transportation).........................................        115,000         679,071
    Malayan Banking Berhad (Banking)......................................................        116,000       1,218,246
    Tenaga Nasional Berhad (Utilities - Electric).........................................        211,000       1,028,534
    United Engineers of Malaysia Ltd., Berhad (Construction)..............................         80,000         577,022
                                                                                                           --------------
                                                                                                                3,502,873
                                                                                                           --------------
  MEXICO (0.8%)
    Fomento Economico Mexicano SA de CV (Series B) (Brewers)..............................        240,000       1,427,565
                                                                                                           --------------

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                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
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
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMON STOCKS (CONTINUED)

  NETHERLANDS (6.0%)
    ABN Amro Holding NV (Banking).........................................................         32,524  $      607,832
    Aegon NV (Insurance)..................................................................         25,764       1,802,322
    Akzo Nobel NV (Chemicals).............................................................          4,800         659,314
    Elsevier NV (Publishing)..............................................................         80,000       1,339,869
    Koninklijke Pakhoed NV (Certificates)
     (Oil Equipment & Services)...........................................................         16,484         582,462
    NV Verenidge Bedrijven Nutricia (Certificates) (Food & Beverages).....................          4,856         768,668
    Philips Electronics NV (Electronics)..................................................         10,000         717,933
    Royal Dutch Petroleum Co. (Oil Exploration & Production)..............................         32,000       1,668,301
    *Vedior Holdings NV, BDR (Certificates) (Business Services)...........................         50,000       1,325,061
    Vendex International NV (Certificates) (Retail).......................................         13,105         719,357
                                                                                                           --------------
                                                                                                               10,191,119
                                                                                                           --------------
  NORWAY (0.5%)
    Smedvig ASA (Class A) (Oil Equipment & Services)......................................         32,000         800,602
                                                                                                           --------------
  SPAIN (2.2%)
    Banco Bilbao Vizcaya SA (Banking).....................................................         16,000       1,302,680
    Dragados & Construcciones, SA (Construction)..........................................         39,000         811,726
    Repsol SA, ADR (Oil Exploration & Production).........................................         16,000         679,000
    Telefonica de Espana SA, ADR (Utilities - Communication)..............................         10,000         862,500
                                                                                                           --------------
                                                                                                                3,655,906
                                                                                                           --------------
  SWEDEN (1.5%)
    Assa Abloy AB (Series B) (Manufacturing - Diversified Inds.)..........................         33,000         675,188
    *Scandic Hotels AB (Entertainment & Leisure)..........................................         38,000         600,339
    SSAB Svenskt Stal AB (Series B) (Metals, Mining & Steel)..............................         25,000         508,268
    Telefonaktiebolaget LM Ericsson, ADR (Electronics)....................................         20,000         787,500
                                                                                                           --------------
                                                                                                                2,571,295
                                                                                                           --------------
  SWITZERLAND (3.4%)
    ABB AG (Bearer) (Electrical Equipment)................................................            750       1,137,612
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    *Ciba Spezialitatenchemie AG (Bearer) (Chemicals).....................................          6,400  $      592,999
    Credit Suisse Group (Registered) (Financial Services).................................          6,500         836,479
    Forbo Holding AG (Registered) (Manufacturing).........................................          1,300         562,114
    Novartis AG (Bearer) (Pharmaceuticals)................................................          1,600       2,560,878
                                                                                                           --------------
                                                                                                                5,690,082
                                                                                                           --------------
  TAIWAN (1.5%)
    Cathay Life Insurance Co., Ltd. (Insurance)...........................................         30,000         171,706
    China Development Corp. (Banking).....................................................        129,000         666,361
    Far Eastern Department Stores Ltd. (Retail)...........................................        280,000         445,501
    First CommercialBank (Banking)........................................................         55,500         226,755
    Formosa Plastic Corp. (Chemicals).....................................................        174,400         420,619
    President Enterprises Corp. (Food & Beverages)........................................        295,000         584,053
                                                                                                           --------------
                                                                                                                2,514,995
                                                                                                           --------------
  UNITED KINGDOM (13.7%)
    Associated British Foods plc (Food & Beverages).......................................         62,000         534,926
    Bank of Scotland (Banking)............................................................         86,000         549,519
    Barclays plc (Banking)................................................................         50,639       1,004,419
    British Aerospace plc (Aircraft & Aerospace)..........................................         76,000       1,690,191
    British Petroleum Co., plc (Oil Exploration & Production).............................        108,930       1,353,102
    British Sky Broadcasting Group plc (Media)............................................         30,000         219,648
    British Telecommunications plc (Utilities - Communication)............................        230,000       1,706,931
    Compass Group plc (Restaurants).......................................................         78,000         874,798
    *Dr. Solomon's Group plc (Business Services)..........................................         22,500         570,937
    Electrocomponents plc (Electronics)...................................................         86,469         645,322
    Glaxo Wellcome plc (Pharmaceuticals)..................................................         86,000       1,774,490
    Granada Group plc (Entertainment & Leisure)...........................................         60,616         796,834
    Hays plc (Business Services)..........................................................        120,000       1,140,173
    Imperial Chemical Industries plc (Chemical)...........................................         98,000       1,362,467
    National Westminster Bank plc (Banking)...............................................         93,000       1,249,622
    Next plc (Retail).....................................................................         80,000         903,219
    *Norwich Union plc (Insurance)........................................................        150,000         797,472
    PizzaExpress plc (Restaurants)........................................................         37,400         391,449
    *Railtrack Group plc (Transportation).................................................        100,000       1,040,832
    Siebe plc (Machinery & Capital Spending)..............................................         72,295       1,223,440
    Smithkline Beecham plc (Pharmaceuticals)..............................................         50,241         924,209

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                 -- COLUMBIA INTERNATIONAL STOCK FUND, INC. --
                 ---------------------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMON STOCKS (CONTINUED)

    Smiths Industries plc (Manufacturing - Diversified Inds.).............................         28,000  $      358,525
    Wetherspoon, J.D. plc (Restaurants)...................................................         28,000         634,816
    WPP Group plc (Business Services).....................................................        160,000         656,282
    Zeneca Group plc (Pharmaceuticals)....................................................         24,000         793,129
                                                                                                           --------------
                                                                                                               23,196,752
                                                                                                           --------------
    Total Common Stocks
     (Cost $117,363,182) .................................................................                    146,237,995
                                                                                                           --------------
PREFERRED STOCKS (5.6%)
  BRAZIL (5.1%)
    Bardella Industrias Mecanicas SA (Manufacturing - Diversified Inds.)..................          4,000         587,088
    Cia Cervejaria Brahma SA (Food & Beverages)...........................................      1,740,000       1,325,406
    Cia Paranaense de EnergiSA (Class B) (Utilities - Electric)...........................     73,000,000       1,356,247
    Cia Tecidos do Norte de Minas SA (Textiles)...........................................      1,195,000         466,233
    DIXIE TOGA SA (Containers)............................................................        437,500         235,718
    Petroleo Brasileiro SA (Oil Exploration & Production).................................      1,000,000         277,761
    Telecommunicacoes Brasileiras SA
     (Utilities - Communication)..........................................................     27,000,000       4,095,773
    Wentex Textil SA (Textiles)...........................................................         50,000         204,366
                                                                                                           --------------
                                                                                                                8,548,592
                                                                                                           --------------
  GERMANY (0.5%)
    Porsche AG (Motor Vehicles & Parts)...................................................            700         932,369
                                                                                                           --------------
    Total Preferred Stocks
     (Cost $6,463,570) ...................................................................                      9,480,961
                                                                                                           --------------
WARRANTS (0.1%)
  FRANCE (0.1%)
    *Cie Generale des Eaux (05/02/2001) (Utilities).......................................        220,000         131,970
                                                                                                           --------------
  JAPAN (0.0%)
    *Mr. Max Corp. (02/17/1998) (Retail)..................................................          5,000           3,432
                                                                                                           --------------
    Total Warrants
     (Cost $692,496) .....................................................................                        135,402
                                                                                                           --------------
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
CONVERTIBLE BOND (0.5%)
  GERMANY (0.5%)
    Daimler-Benz AG (Motor Vehicles & Parts)
     5.750% 06/14/2002
     (Cost $819,929)......................................................................  $   1,285,827  $      837,343
                                                                                                           --------------
    Total investments, excluding temporary cash investments
     (Cost $125,339,177) .................................................................                    156,691,701
                                                                                                           --------------
REPURCHASE AGREEMENTS (6.9%)
    Goldman Sachs Corp.
     5.891% dated 6/30/1997,
     due 07/01/1997 in the
     amount of $8,634,853.
     Collateralized by U.S. Treasury Note
     5.750% due 08/15/2003,
     U.S. Treasury Bond
     6.250% due 08/15/2023. ..............................................................      8,633,460       8,633,460
    J.P. Morgan Securities, Inc.
     6.003% dated 6/30/1997,
     due 07/01/1997 in the
     amount of $3,000,493.
     Collateralized by U.S. Treasury Note
     6.625% due 04/30/2002,
     U.S. Treasury Bill
     due 11/13/1997 to 11/20/1997. .......................................................      3,000,000       3,000,000
                                                                                                           --------------
    Total Repurchase Agreements
     (Cost $11,633,460) ..................................................................                     11,633,460
                                                                                                           --------------
TOTAL INVESTMENTS (99.5%)
 (Cost $136,972,637)......................................................................                    168,325,161
CASH AND RECEIVABLES LESS LIABILITIES (0.5%)..............................................                        905,204
                                                                                                           --------------
NET ASSETS (100%).........................................................................                 $  169,230,365
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

 *  Non-income producing.

                  The accompanying notes are an integral part
                          of the financial statements.

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                       -- COLUMBIA SPECIAL FUND, INC. --
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
                                                                                              SHARES OR
June 30, 1997                                                                                 PRINCIPAL
(Unaudited)                                                                                    AMOUNT         VALUE(1)
                                                                                            -------------  --------------
COMMON STOCKS (92.7%)
  FINANCE (0.5%)
    *Hartford Life, Inc. (Class A)........................................................        214,300  $    8,036,250
                                                                                                           --------------
  BUILDING & FORESTRY PRODUCTS (11.4%)
    Boise Cascade Corp. ..................................................................        660,000      23,306,250
    Champion International Corp. .........................................................        770,000      42,542,500
    Georgia-Pacific Corp. ................................................................        245,000      20,916,875
    *Giant Cement Holdings, Inc. .........................................................        200,000       3,750,000
    Lafarge Corp. ........................................................................        420,000      10,290,000
    Lone Star Industries, Inc. ...........................................................        150,000       6,796,875
    Martin Marietta Materials, Inc. ......................................................        275,000       8,903,125
    Southdown, Inc. ......................................................................        145,000       6,325,625
    Stone Container Corp. ................................................................        700,000      10,018,750
    Temple-Inland, Inc. ..................................................................        285,000      15,390,000
    Willamette Industries, Inc. ..........................................................        275,000      19,250,000
                                                                                                           --------------
                                                                                                              167,490,000
                                                                                                           --------------
  BUSINESS & CONSUMER SERVICES (8.4%)
    *AccuStaff, Inc. .....................................................................        550,000      13,028,125
    Danka Business Systems plc ADR........................................................        505,000      20,641,875
    DENTSPLY International, Inc. .........................................................        275,000      13,475,000
    *FIserv, Inc. ........................................................................        425,000      18,965,625
    *Hertz Corp. (Class A)................................................................        484,000      17,424,000
    *Romac International, Inc. ...........................................................        300,000       9,825,000
    Service Corp. Int'l. .................................................................        600,000      19,725,000
    Unitog Co. ...........................................................................        381,450      10,299,150
                                                                                                           --------------
                                                                                                              123,383,775
                                                                                                           --------------
  CHEMICAL (2.1%)
    IMC Global, Inc. .....................................................................        475,000      16,625,000
    Potash Corp. of Saskatchewan, Inc. ...................................................        183,000      13,736,437
                                                                                                           --------------
                                                                                                               30,361,437
                                                                                                           --------------
  CONSUMER DURABLE (0.8%)
    *Furniture Brands International, Inc. ................................................        600,000      11,625,000
                                                                                                           --------------
  CONSUMER NON-DURABLE (22.8%)
    +*Abercrombie & Fitch Co. (Class A)...................................................        725,000      13,412,500
    *AnnTaylor Stores Corp. ..............................................................        681,000      13,279,500
    Apple South, Inc. ....................................................................        583,200       8,893,800
    *BMC West Corp. ......................................................................        500,000       6,125,000
    *Borders Group, Inc. .................................................................        600,000      14,475,000
    *Consolidated Stores Corp. ...........................................................        450,000      15,637,500
    *Eagle Hardware & Garden, Inc. .......................................................      1,020,000      23,332,500
    +*Gadzooks, Inc. .....................................................................        589,500      11,495,250
    *General Nutrition Cos., Inc. ........................................................        400,000      11,200,000
    *Helen of Troy Ltd. ..................................................................        400,000      10,250,000

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    *Landry's Seafood Restaurants, Inc. ..................................................        950,000  $   21,850,000
    Liz Claiborne, Inc. ..................................................................        450,000      20,981,250
    *Meyer (Fred), Inc. ..................................................................        630,000      32,563,125
    Nordstrom, Inc. ......................................................................        300,000      14,718,750
    *Papa John's International, Inc. .....................................................        450,000      16,537,500
    *Planet Hollywood International, Inc. (Class A).......................................      1,135,000      26,105,000
    St. John Knits, Inc. .................................................................        425,000      22,950,000
    *Sports Authority, Inc. (The).........................................................        725,000      14,092,188
    +*Vans, Inc. .........................................................................        835,000      12,629,375
    Warnaco Group, Inc. (Class A).........................................................        300,000       9,562,500
    *Zale Corp. ..........................................................................        800,000      15,850,000
                                                                                                           --------------
                                                                                                              335,940,738
                                                                                                           --------------
  CONSUMER STAPLES (9.6%)
    American Stores Co. ..................................................................        651,000      32,143,125
    *Kroger Co. ..........................................................................        950,000      27,550,000
    Libbey, Inc. .........................................................................        200,000       7,000,000
    Newell Co. ...........................................................................        380,000      15,057,500
    *Quality Food Centers, Inc. ..........................................................        300,000      11,400,000
    *Safeway, Inc. .......................................................................        400,000      18,450,000
    Sunbeam Corp. ........................................................................        800,000      30,200,000
                                                                                                           --------------
                                                                                                              141,800,625
                                                                                                           --------------
  ENERGY (1.3%)
    Tosco Corp. ..........................................................................        351,000      10,508,063
    *Triton Energy Ltd. ..................................................................        196,000       8,979,250
                                                                                                           --------------
                                                                                                               19,487,313
                                                                                                           --------------
  ENERGY SERVICES (1.1%)
    Camco International, Inc. ............................................................        300,000      16,425,000
                                                                                                           --------------
  ENTERTAINMENT & MEDIA (0.8%)
    *WMS Industries, Inc. ................................................................        500,000      12,531,250
                                                                                                           --------------
  HEALTH (8.2%)
    *American Oncology Resources, Inc. ...................................................        225,400       3,803,625
    *Apria Healthcare Group, Inc. ........................................................        830,000      14,732,500
    Cardinal Health, Inc. ................................................................        200,000      11,450,000
    *Dura Pharmaceuticals, Inc. ..........................................................        355,000      14,155,625
    *ESC Medical Systems Ltd. ............................................................        571,500      14,573,250
    *Gilead Sciences, Inc. ...............................................................        450,000      12,431,250
    HBO & Co. ............................................................................        105,317       7,253,708
    McKesson Corp. .......................................................................        166,000      12,865,000
    *Quintiles Transnational Corp. .......................................................        203,000      14,133,875
    +*ResMed, Inc. .......................................................................        605,000      14,671,250
                                                                                                           --------------
                                                                                                              120,070,083
                                                                                                           --------------

                                       -

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
--------------------------                            --------------------------

                       -- COLUMBIA SPECIAL FUND, INC. --
               --------------------------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMON STOCKS (CONTINUED)

  HOTELS & GAMING (5.5%)
    *Circus Circus Enterprises, Inc. .....................................................        600,000  $   14,775,000
    Hilton Hotels Corp. ..................................................................        500,000      13,281,250
    *ITT Corp. ...........................................................................        550,000      33,584,375
    La Quinta Inns, Inc. .................................................................        500,000      10,937,500
    *Station Casinos, Inc. ...............................................................        950,000       7,956,250
                                                                                                           --------------
                                                                                                               80,534,375
                                                                                                           --------------
  MACHINERY & CAPITAL SPENDING (6.0%)
    Albany International Corp. (Class A)..................................................        588,500      13,241,250
    Applied Power, Inc. (Class A).........................................................        355,000      18,326,875
    *Avondale Industries, Inc. ...........................................................        450,000       9,450,000
    *Jacobs Engineering Group, Inc. ......................................................        500,000      13,437,500
    Parker-Hannifin Corp. ................................................................        378,900      22,994,494
    Stewart & Stevenson Services, Inc. ...................................................        394,000      10,244,000
                                                                                                           --------------
                                                                                                               87,694,119
                                                                                                           --------------
  METAL MINING & STEEL (10.3%)
    *Alumax, Inc. ........................................................................        320,000      12,140,000
    Aluminum Company of America...........................................................        400,000      30,150,000
    *Bethlehem Steel Corp. ...............................................................      1,900,000      19,831,250
    Freeport-McMoRan Copper & Gold, Inc. (Class A)........................................        500,000      14,625,000
    *Getchell Gold Corp. .................................................................        450,000      15,806,250
    *Kaiser Aluminum Corp. ...............................................................        550,000       6,737,500
    Newmont Mining Corp. .................................................................        550,000      21,450,000
    Reynolds Metals Co. ..................................................................        200,000      14,250,000
    +Schnitzer Steel Industries, Inc. (Class A)...........................................        550,000      16,362,500
                                                                                                           --------------
                                                                                                              151,352,500
                                                                                                           --------------
  POLLUTION CONTROL (1.0%)
    *Air & Water Technologies Corp. (Class A).............................................      1,150,100       3,450,300
    *Osmonics, Inc. ......................................................................        600,000      11,062,500
                                                                                                           --------------
                                                                                                               14,512,800
                                                                                                           --------------
  TECHNOLOGY (1.7%)
    *Integrated Measurement Systems, Inc. ................................................        360,000       5,332,500
    *Iomega Corp. ........................................................................        800,000      15,900,000
    *Loral Space & Communications Corp. ..................................................        300,000       4,500,000
                                                                                                           --------------
                                                                                                               25,732,500
                                                                                                           --------------
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
  TRANSPORTATION (0.5%)
    +*Celadon Group, Inc. ................................................................        580,000  $    6,670,000
                                                                                                           --------------
  UTILITIES/ELECTRIC/GAS (0.7%)
    United Water Resources, Inc. .........................................................        525,000      10,171,875
                                                                                                           --------------
    Total Common Stocks
     (Cost $1,237,360,211) ...............................................................                  1,363,819,640
                                                                                                           --------------
REPURCHASE AGREEMENTS (7.9%)
    Goldman Sachs Corp.
     5.891% dated 06/30/1997,
     due 07/01/1997 in the
     amount of $76,304,412.
     Collateralized by U.S. Treasury Bond
     6.250% due 08/15/2023,
     U.S. Treasury Note
     5.750% due 08/15/2003. ..............................................................  $  76,292,100      76,292,100
    J.P. Morgan Securities, Inc.
     6.003% dated 06/30/1997,
     due 07/01/1997 in the
     amount of $40,506,661.
     Collateralized by U.S. Treasury Bills
     due 11/13/1997 to 11/20/1997,
     U.S. Treasury Note
     6.625% due 04/30/2002................................................................     40,500,000      40,500,000
                                                                                                           --------------
    Total Repurchase Agreements
     (Cost $116,792,100)..................................................................                    116,792,100
                                                                                                           --------------
TOTAL INVESTMENTS (100.6%)
 (Cost $1,354,152,311)....................................................................                  1,480,611,740
RECEIVABLES LESS LIABILITIES (-0.6%)......................................................                     (9,457,057)
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $1,471,154,683
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

 *  Non-income producing.

 +  Affiliated issuers (Note 1).

                  The accompanying notes are an integral part
                          of the financial statements.

                                       -

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA SMALL CAP FUND, INC. --
                      -----------------------------------

                                                                                              SHARES OR
June 30, 1997                                                                                 PRINCIPAL
(Unaudited)                                                                                    AMOUNT         VALUE(1)
                                                                                            -------------  --------------
COMMON STOCKS (100.5%)
  AEROSPACE (0.9%)
    *Orbital Sciences Corp. ..............................................................         25,000  $      396,875
                                                                                                           --------------
  FINANCE (5.8%)
    *Glendale Federal Bank FSB............................................................         19,000         496,375
    *Insignia Financial Group, Inc. (Class A).............................................         20,000         362,500
    North Fork Bancorp, Inc. .............................................................         33,600         718,200
    PennCorp Financial Group, Inc. .......................................................         14,300         550,550
    TCF Financial Corp. ..................................................................          8,200         404,875
                                                                                                           --------------
                                                                                                                2,532,500
                                                                                                           --------------
  BUILDING & FORESTRY PRODUCTS (1.2%)
    Martin Marietta Materials, Inc. ......................................................         16,000         518,000
                                                                                                           --------------
  BUSINESS & CONSUMER SERVICES (8.6%)
    AccuStaff, Inc. ......................................................................         28,000         663,250
    *Billing Information Concepts Corp. ..................................................         18,000         627,750
    *CorVel Corp. ........................................................................          6,000         172,500
    *DST Systems, Inc. ...................................................................         13,000         433,062
    G & K Services, Inc. (Class A)........................................................         13,800         514,050
    *JLK Direct Distribution, Inc. (Class A)..............................................          6,000         153,750
    *National TechTeam, Inc. .............................................................         30,000         641,250
    *Romac International, Inc. ...........................................................          5,700         186,675
    *Walsh International, Inc. ...........................................................         40,300         337,513
                                                                                                           --------------
                                                                                                                3,729,800
                                                                                                           --------------
  CHEMICAL (1.4%)
    *TETRA Technologies, Inc. ............................................................         25,000         618,750
                                                                                                           --------------
  CONSUMER DURABLE (1.0%)
    *Tower Automotive, Inc. ..............................................................         10,000         430,000
                                                                                                           --------------
  CONSUMER NON-DURABLE (18.8%)
    *ACX Technologies, Inc. ..............................................................         19,000         427,500
    *Bed, Bath & Beyond, Inc. ............................................................         13,000         394,875
    *Borders Group, Inc. .................................................................         26,000         627,250
    CKE Restaurants, Inc. ................................................................         18,000         569,250
    Claire's Stores, Inc. ................................................................         20,000         350,000
    Cooker Restaurant Corp. ..............................................................         20,000         213,750
    *Cost Plus, Inc. .....................................................................         25,000         656,250
    *Day Runner, Inc. ....................................................................         20,000         665,000
    *Foodmaker, Inc. .....................................................................         34,000         556,750
    *General Nutrition Cos., Inc. ........................................................         32,000         896,000
    Harman International Industries, Inc. ................................................          2,900         122,162
    K2, Inc. .............................................................................         18,200         576,713
    *Nine West Group, Inc. ...............................................................          5,500         210,031
    +*PETsMART, Inc. .....................................................................         28,500         327,750
    Pier 1 Imports, Inc. .................................................................         24,000         636,000
    *Williams-Sonoma, Inc. ...............................................................         22,000         940,500
                                                                                                           --------------
                                                                                                                8,169,781
                                                                                                           --------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
  ENERGY (5.0%)
    *Cairn Energy USA, Inc. ..............................................................         35,500  $      465,937
    Enron Global Power & Pipelines L.L.C. ................................................         11,000         366,438
    *Ocean Energy, Inc. ..................................................................          6,000         277,500
    *Patterson Energy, Inc. ..............................................................         10,800         490,050
    *Swift Energy Co. ....................................................................         24,000         573,000
                                                                                                           --------------
                                                                                                                2,172,925
                                                                                                           --------------
  ENERGY SERVICES (5.1%)
    *Nabors Industries, Inc. .............................................................         22,000         550,000
    *Pride International, Inc. ...........................................................         20,000         480,000
    *Veritas DGC, Inc. ...................................................................         16,400         369,000
    *Willbros Group, Inc. ................................................................         50,000         793,750
                                                                                                           --------------
                                                                                                                2,192,750
                                                                                                           --------------
  ENTERTAINMENT & MEDIA (2.2%)
    *Golden Books Family Entertainment, Inc. .............................................         17,600         220,000
    *WMS Industries, Inc. ................................................................         28,400         711,775
                                                                                                           --------------
                                                                                                                  931,775
                                                                                                           --------------
  HEALTH (14.8%)
    *Allergan Ligand Retinoid Therapeutics, Inc. .........................................          4,000          69,000
    *Assisted Living Concepts, Inc. ......................................................         15,000         414,375
    *Axogen Ltd. - Units (each unit consists of 1 common share of Axogen & 1 warrant of
     Elan)................................................................................         12,500         400,000
    *Cardiac Pathways Corp. ..............................................................         30,000         270,000
    *Dura Pharmaceuticals, Inc. ..........................................................          9,700         386,787
    *FPA Medical Management, Inc. ........................................................         32,600         772,212
    *HealthCare COMPARE Corp. ............................................................          9,300         487,088
    *Ligand Pharmaceuticals, Inc. (Class B)...............................................         30,000         386,250
    *Living Centers of America, Inc. .....................................................         10,000         395,000
    *Medic Computer Systems, Inc. ........................................................         11,600         258,100
    *MedPartners, Inc. ...................................................................         14,000         302,750
    *OccuSystems, Inc. ...................................................................         26,000         754,000
    *Phamis, Inc. ........................................................................         17,000         420,750
    *Protein Design Labs, Inc. ...........................................................          2,000          57,000
    *Thermedics, Inc. ....................................................................         18,500         290,219
    *Universal Health Services, Inc. (Class B)............................................          9,000         346,500
    *Watson Pharmaceuticals, Inc. ........................................................         10,000         422,500
                                                                                                           --------------
                                                                                                                6,432,531
                                                                                                           --------------
  HOTELS & GAMING (1.2%)
    Hilton Hotels Corp. ..................................................................         15,000         398,437
    +*Suburban Lodges of America, Inc. ...................................................          5,000         105,000
                                                                                                           --------------
                                                                                                                  503,437
                                                                                                           --------------
  MACHINERY & CAPITAL SPENDING (0.9%)
    Robbins & Myers, Inc. ................................................................         12,000         390,000
                                                                                                           --------------

                                       -

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA SMALL CAP FUND, INC. --
                      -----------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMON STOCKS (CONTINUED)

  METAL MINING & STEEL (1.2%)
    *Getchell Gold Corp. .................................................................          9,000  $      316,125
    Oregon Steel Mills, Inc. .............................................................         11,000         219,313
                                                                                                           --------------
                                                                                                                  535,438
                                                                                                           --------------
  POLLUTION CONTROL (2.8%)
    *Cuno, Inc. ..........................................................................         27,500         460,625
    Memtec Ltd. ADR.......................................................................         15,000         405,000
    *United Waste Systems, Inc. ..........................................................          8,900         364,900
                                                                                                           --------------
                                                                                                                1,230,525
                                                                                                           --------------
  REAL ESTATE SECURITIES (1.5%)
    Kilroy Realty Corp. ..................................................................         25,000         631,250
                                                                                                           --------------
  TECHNOLOGY (25.7%)
    *Actel Corp. .........................................................................         25,100         428,269
    *Acxiom Corp. ........................................................................         30,000         615,000
    *ADC Telecommunications, Inc. ........................................................         13,000         433,875
    *American Management Systems, Inc. ...................................................         10,200         272,850
    *American Power Conversion Corp. .....................................................         19,000         361,000
    +*Ascend Communications, Inc. ........................................................          5,500         216,562
    *AXENT Technologies, Inc. ............................................................         30,000         457,500
    *CIBER, Inc. .........................................................................         12,000         410,250
    *Computer Products, Inc. .............................................................         14,900         372,500
    *Eltron International, Inc. ..........................................................         13,400         398,650
    *Engineering Animation, Inc. .........................................................         11,700         394,875
    +*FORE Systems, Inc. .................................................................         10,000         136,250
    +*Great Plains Software, Inc. ........................................................          2,000          54,000
    *Integrated Process Equipment Corp. ..................................................         13,000         329,063
    *JDA Software Group, Inc. ............................................................          3,000         102,375
    +*LHS Group, Inc. ....................................................................          1,350          59,147
    *Melita International Corp. ..........................................................         40,000         500,000
    *Metro Information Services, Inc. ....................................................         33,000         651,750
    *MICROS Systems, Inc. ................................................................         15,600         655,200
    *New Era of Networks, Inc. ...........................................................         39,000         643,500
    *P-COM, Inc. .........................................................................         17,000         561,000
    *Platinum Software Corp. .............................................................         20,000         207,500
    *Proxim, Inc. ........................................................................         19,000         460,750
    *RadiSys Corp. .......................................................................          5,000         198,750
    +*Rambus, Inc. .......................................................................          1,050          48,825
    +*RF Micro Devices, Inc. .............................................................         41,000         784,125
    *SPSS, Inc. ..........................................................................          7,900         229,100
    *Tech Data Corp. .....................................................................         12,000         377,250
    *Transition Systems, Inc. ............................................................         30,000         545,625
    *Trident Microsystems, Inc. ..........................................................          6,400          72,000
    *Veritas Software Corp. ..............................................................          3,300         165,825
                                                                                                           --------------
                                                                                                               11,143,366
                                                                                                           --------------
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

  TRANSPORTATION (0.7%)
    Werner Enterprises, Inc. .............................................................         15,200  $      294,500
                                                                                                           --------------
  UTILITIES/COMMUNICATIONS (1.7%)
    *Anicom, Inc. ........................................................................         33,400         400,800
    +*Qwest Communications International, Inc. ...........................................         12,000         327,000
                                                                                                           --------------
                                                                                                                  727,800
                                                                                                           --------------
    Total Common Stocks
     (Cost $37,240,468) ..................................................................                     43,582,003
                                                                                                           --------------
WARRANT (0.1%)
  HEALTH (0.1%)
    *Ligand Pharmaceuticals, Inc. (06/03/2000)
     (Cost $44,517).......................................................................          8,000          60,000
                                                                                                           --------------
    Total investments, excluding temporary cash investment
     (Cost $37,284,985) ..................................................................                     43,642,003
                                                                                                           --------------
REPURCHASE AGREEMENT (2.4%)
    Goldman Sachs Corp.
     5.891% dated 06/30/1997,
     due 07/01/1997 in the
     amount of $1,035,842.
     Collateralized by U.S. Treasury Bond
     6.250% due 08/15/2023,
     U.S. Treasury Note
     5.750% due 8/15/2003.
     (Cost $1,035,675) ...................................................................  $   1,035,675       1,035,675
                                                                                                           --------------
TOTAL INVESTMENTS (103.0%)
 (Cost $38,320,660).......................................................................                     44,677,678
RECEIVABLES LESS LIABILITIES (-3.0%)......................................................                     (1,298,077)
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $   43,379,601
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

 *  Non-income producing.

 + All or a portion of these investments are hedged by short sales against the box (Note 1).

                  The accompanying notes are an integral part
                          of the financial statements.

                                       -

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
-------------------                                          -------------------

                  -- COLUMBIA REAL ESTATE EQUITY FUND, INC. --
                  --------------------------------------------

                                                                                              SHARES OR
June 30, 1997                                                                                 PRINCIPAL
(Unaudited)                                                                                    AMOUNT         VALUE(1)
                                                                                            -------------  --------------
COMMON STOCKS (88.6%)
REAL ESTATE
  APARTMENTS (21.4%)
    Amli Residential Properties Trust.....................................................         83,000  $    1,960,875
    Associated Estates Realty Corp. ......................................................        146,700       3,447,450
    Camden Property Trust.................................................................        133,600       4,225,100
    Colonial Properties Trust.............................................................        123,900       3,639,562
    Equity Residential Properties Trust...................................................         89,703       4,260,892
    Oasis Residential, Inc. ..............................................................         74,900       1,760,150
    Security Capital Pacific Trust........................................................        161,500       3,694,313
    *Wellsford Real Properties, Inc. .....................................................         26,481         291,291
                                                                                                           --------------
                                                                                                               23,279,633
                                                                                                           --------------
  OFFICE (9.6%)
    Beacon Properties Corp. ..............................................................         63,300       2,112,638
    Cali Realty Corp. ....................................................................        141,700       4,817,800
    Reckson Associates Realty Corp. ......................................................        154,600       3,555,800
                                                                                                           --------------
                                                                                                               10,486,238
                                                                                                           --------------
  INDUSTRIAL (26.5%)
    Alexandria Real Estate Equities, Inc. ................................................         75,000       1,645,312
    First Industrial Realty Trust, Inc. ..................................................        120,600       3,527,550
    Liberty Property Trust................................................................        171,700       4,271,038
    Public Storage, Inc. .................................................................        128,800       3,767,400
    Security Capital Industrial Trust.....................................................        175,400       3,771,100
    Shurgard Storage Centers, Inc. (Class A)..............................................        122,100       3,418,800
    Spieker Properties, Inc. .............................................................        102,000       3,589,125
    Storage Trust Realty..................................................................         50,500       1,338,250
    TriNet Corporate Realty Trust, Inc. ..................................................        108,300       3,580,669
                                                                                                           --------------
                                                                                                               28,909,244
                                                                                                           --------------
  MANUFACTURED HOMES (3.6%)
    Manufactured Home Communities, Inc. ..................................................        168,000       3,874,500
                                                                                                           --------------
  COMMUNITY CENTERS (6.8%)
    Excel Realty Trust, Inc. .............................................................        140,100       3,695,137
    JP Realty, Inc. ......................................................................        138,100       3,745,963
                                                                                                           --------------
                                                                                                                7,441,100
                                                                                                           --------------
  SHOPPING MALLS (12.5%)
    General Growth Properties, Inc. ......................................................        121,000       4,053,500
    Macerich Co. .........................................................................         82,100       2,278,275
    Rouse Co. ............................................................................        116,000       3,422,000
    Simon DeBartolo Group, Inc. ..........................................................        121,656       3,892,992
                                                                                                           --------------
                                                                                                               13,646,767
                                                                                                           --------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
  LODGING (4.6%)
    *CapStar Hotel Co. ...................................................................         50,000  $    1,600,000
    Patriot American Hospitality, Inc. ...................................................         69,200       1,764,600
    Starwood Lodging Trust................................................................         39,600       1,690,425
                                                                                                           --------------
                                                                                                                5,055,025
                                                                                                           --------------
  OTHER (3.6%)
    *Catellus Development Corp. ..........................................................        218,200       3,954,875
                                                                                                           --------------
    Total Common Stocks
     (Cost $82,512,362) ..................................................................                     96,647,382
                                                                                                           --------------
REPURCHASE AGREEMENTS (9.4%)
    Goldman Sachs Corp.
     5.891% dated 06/30/1997,
     due 07/01/1997 in the
     amount of $5,290,644.
     Collateralized by U.S. Treasury Bond
     6.250% due 08/15/2023,
     U.S. Treasury Note
     5.750% due 08/15/2003. ..............................................................  $   5,289,790       5,289,790
    J.P. Morgan Securities, Inc.
     6.003% dated 06/30/1997,
     due 07/01/1997 in the
     amount of $5,000,822.
     Collateralized by U.S. Treasury Note
     6.625% due 04/30/2002,
     U.S. Treasury Bills
     due 11/13/1997 to 11/20/1997. .......................................................      5,000,000       5,000,000
                                                                                                           --------------
    Total Repurchase Agreements
     (Cost $10,289,790) ..................................................................                     10,289,790
                                                                                                           --------------
TOTAL INVESTMENTS (98.0%)
 (Cost $92,802,152).......................................................................                    106,937,172
RECEIVABLES LESS LIABILITIES (2.0%).......................................................                      2,160,968
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $  109,098,140
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

 *  Non-income producing.

                  The accompanying notes are an integral part
                          of the financial statements.

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
                                                                                              SHARES OR
June 30, 1997                                                                                 PRINCIPAL
(Unaudited)                                                                                    AMOUNT         VALUE(1)
                                                                                            -------------  --------------
COMMON STOCKS (51.1%)
  FINANCE (8.6%)
    American Express Co. .................................................................        113,900  $    8,485,550
    BankAmerica Corp. ....................................................................         99,800       6,443,337
    Berkley (W.R.) Corp. .................................................................         71,000       4,180,125
    Chase Manhattan Corp. ................................................................         39,100       3,795,144
    Federal Home Loan Mortgage Corp. .....................................................        301,000      10,346,875
    General Re Corp. .....................................................................         20,400       3,712,800
    *Hartford Life, Inc. (Class A)........................................................         10,900         408,750
    Morgan (J.P.) & Co., Inc. ............................................................         54,500       5,688,437
    Morgan Stanley, Dean Witter, Discover & Co. ..........................................         89,100       3,836,869
    NAC Re Corp. .........................................................................         45,800       2,215,575
    NationsBank Corp. ....................................................................         34,200       2,205,900
    PNC Bank Corp. .......................................................................        143,700       5,981,512
    TIG Holdings, Inc. ...................................................................        130,000       4,062,500
    U.S. Bancorp..........................................................................         61,100       3,918,038
                                                                                                           --------------
                                                                                                               65,281,412
                                                                                                           --------------
  BUILDING & FORESTRY PRODUCTS (1.8%)
    Champion International Corp. .........................................................        115,000       6,353,750
    Weyerhaeuser Co. .....................................................................         70,000       3,640,000
    Willamette Industries, Inc. ..........................................................         53,000       3,710,000
                                                                                                           --------------
                                                                                                               13,703,750
                                                                                                           --------------
  BUSINESS & CONSUMER SERVICES (1.1%)
    Service Corp. Int'l. .................................................................        256,400       8,429,150
                                                                                                           --------------
  CHEMICAL (2.3%)
    du Pont (E.I.) de Nemours & Co. ......................................................         64,000       4,024,000
    Grace (W.R.) & Co. ...................................................................         68,200       3,759,525
    Hercules, Inc. .......................................................................        119,100       5,701,912
    Monsanto Co. .........................................................................         98,200       4,228,738
                                                                                                           --------------
                                                                                                               17,714,175
                                                                                                           --------------
  CONSUMER NON-DURABLE (6.6%)
    *Circus Circus Enterprises, Inc. .....................................................         67,600       1,664,650
    *Costco Cos., Inc. ...................................................................        200,000       6,575,000
    *Federated Department Stores, Inc. ...................................................        207,300       7,203,675
    Marriott International, Inc. .........................................................         69,700       4,277,837
    Mattel, Inc. .........................................................................        292,350       9,903,356
    McDonald's Corp. .....................................................................        103,800       5,014,838
    *Meyer (Fred), Inc. ..................................................................         80,000       4,135,000
    Sears, Roebuck & Co. .................................................................        137,000       7,363,750
    Wal-Mart Stores, Inc. ................................................................        123,900       4,189,369
                                                                                                           --------------
                                                                                                               50,327,475
                                                                                                           --------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
  CONSUMER STAPLES (6.3%)
    American Stores Co. ..................................................................        111,800  $    5,520,125
    Avon Products, Inc. ..................................................................         50,200       3,542,237
    Gillette Co. .........................................................................         49,000       4,642,750
    Nabisco Holdings Corp. (Class A)......................................................         90,100       3,592,738
    PepsiCo, Inc. ........................................................................        215,700       8,102,231
    Philip Morris Cos., Inc. .............................................................        175,200       7,774,500
    Rite Aid Corp. .......................................................................         90,000       4,488,750
    Sunbeam Corp. ........................................................................        276,400      10,434,100
                                                                                                           --------------
                                                                                                               48,097,431
                                                                                                           --------------
  ENERGY (4.4%)
    Amoco Corp. ..........................................................................         84,800       7,372,300
    Louisiana Land & Exploration Co. .....................................................         72,400       4,135,850
    Mobil Corp. ..........................................................................        109,400       7,644,325
    Royal Dutch Petroleum Co. ............................................................        173,800       9,450,375
    Texaco, Inc. .........................................................................         32,200       3,501,750
    Union Pacific Resources Group, Inc. ..................................................         59,800       1,487,525
                                                                                                           --------------
                                                                                                               33,592,125
                                                                                                           --------------
  ENERGY SERVICES (0.3%)
    Schlumberger Ltd. ....................................................................         17,000       2,125,000
                                                                                                           --------------
  ENTERTAINMENT & MEDIA (1.4%)
    Gannett, Inc. ........................................................................         45,000       4,443,750
    Time Warner, Inc. ....................................................................         63,800       3,078,350
    *Viacom, Inc. (Class B)...............................................................        106,600       3,198,000
                                                                                                           --------------
                                                                                                               10,720,100
                                                                                                           --------------
  HEALTH (4.9%)
    American Home Products Corp. .........................................................        102,300       7,825,950
    Baxter International, Inc. ...........................................................        112,200       5,862,450
    Johnson & Johnson.....................................................................        116,000       7,467,500
    Merck & Co., Inc. ....................................................................         45,700       4,729,950
    Pfizer, Inc. .........................................................................         40,000       4,780,000
    *Tenet Healthcare Corp. ..............................................................         29,900         883,919
    Warner-Lambert Co. ...................................................................         47,500       5,901,875
                                                                                                           --------------
                                                                                                               37,451,644
                                                                                                           --------------
  MACHINERY & CAPITAL SPENDING (5.1%)
    *ADT Ltd. ............................................................................        130,500       4,306,500
    Case Corp. ...........................................................................         58,000       3,994,750
    Caterpillar, Inc. ....................................................................         17,000       1,825,375
    Deere & Co. ..........................................................................        111,300       6,107,587
    Emerson Electric Co. .................................................................        105,600       5,814,600
    General Electric Co. .................................................................        136,000       8,891,000
    Honeywell, Inc. ......................................................................         55,100       4,180,713

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
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMON STOCKS (CONTINUED)

    Tyco International Ltd. ..............................................................         59,300  $    4,125,056
                                                                                                           --------------
                                                                                                               39,245,581
                                                                                                           --------------
  METAL MINING & STEEL (0.9%)
    Aluminum Company of America...........................................................         86,400       6,512,400
                                                                                                           --------------
  REAL ESTATE SECURITIES (2.0%)
    American Health Properties, Inc. .....................................................         73,600       1,849,200
    Associated Estates Realty Corp. ......................................................         76,200       1,790,700
    Beacon Properties Corp. ..............................................................         45,000       1,501,875
    Equity Residential Properties Trust...................................................         48,500       2,303,750
    JP Realty, Inc. ......................................................................         97,500       2,644,687
    Manufactured Home Communities, Inc. ..................................................         78,000       1,798,875
    Simon DeBartolo Group, Inc. ..........................................................         52,500       1,680,000
    Spieker Properties, Inc. .............................................................         53,000       1,864,938
                                                                                                           --------------
                                                                                                               15,434,025
                                                                                                           --------------
  TECHNOLOGY (4.7%)
    Adobe Systems, Inc. ..................................................................        155,000       5,434,687
    *Applied Materials, Inc. .............................................................         42,800       3,030,775
    Boeing Co. ...........................................................................        104,800       5,560,950
    Ericsson (L.M.) Telephone Co. (Class B) ADR...........................................        135,900       5,351,063
    Hewlett-Packard Co. ..................................................................         76,000       4,256,000
    Intel Corp. ..........................................................................         36,700       5,204,519
    Motorola, Inc. .......................................................................         91,300       6,938,800
                                                                                                           --------------
                                                                                                               35,776,794
                                                                                                           --------------
  UTILITIES/COMMUNICATIONS (0.3%)
    Frontier Corp. .......................................................................        122,100       2,434,369
                                                                                                           --------------
  UTILITIES/ELECTRIC/GAS (0.4%)
    Idaho Power Co. ......................................................................         99,300       3,115,538
                                                                                                           --------------
    Total Common Stocks
     (Cost $284,105,115) .................................................................                    389,960,969
                                                                                                           --------------
U.S. GOVERNMENT, FEDERAL AGENCY OBLIGATIONS (34.0%)
  U.S. TREASURY BONDS & NOTES (13.1%)
    U.S. Treasury Bonds
     12.000% 05/15/2005...................................................................  $  17,070,000      22,724,438
      8.875% 08/15/2017...................................................................      4,620,000       5,624,850
      8.125% 08/15/2019...................................................................      6,680,000       7,614,131
    U.S. Treasury Notes
      6.125% 05/15/1998...................................................................     13,980,000      14,017,047
      8.875% 02/15/1999...................................................................     39,475,000      41,202,031
      6.375% 04/30/1999...................................................................      8,865,000       8,914,910
                                                                                                           --------------
                                                                                                              100,097,407
                                                                                                           --------------
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (3.1%)
      8.000% 08/15/2026 - 07/15/2027......................................................  $  23,034,495  $   23,573,503
                                                                                                           --------------
  FEDERAL HOUSING ADMINISTRATION (FHA) (0.6%)
    FHA Insured Project Pool #23-11059
      7.700% 08/01/2028...................................................................      1,615,682       1,613,662
    FHA Insured Project Pool #55
      7.430% 04/01/2022...................................................................      1,911,591       1,862,310
    FHA Insured Project Pool #53-43077
      9.125% 07/25/2033...................................................................      1,100,565       1,169,780
                                                                                                           --------------
                                                                                                                4,645,752
                                                                                                           --------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (17.2%)
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1233 Cl. H
      7.000% 04/15/2007...................................................................        600,000         600,558
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1543 Cl. XN
      7.000% 07/15/2023...................................................................      5,585,000       5,416,221
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1572A Cl. DB
      7.000% 04/15/2022...................................................................      1,930,000       1,877,523
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1627 Cl. EA
      6.000% 05/15/2023...................................................................      1,817,000       1,522,646
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1632 Cl. B
      6.000% 11/15/2023...................................................................      1,780,000       1,620,334
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1763 Cl. H
      8.250% 07/15/2023...................................................................        130,000         136,500
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1897 Cl. E
      7.000% 07/15/2024...................................................................      1,812,000       1,770,650
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1904 Cl. C
      7.250% 08/15/2024...................................................................      3,490,000       3,431,089
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1910 Cl. D
      8.000% 11/15/2024...................................................................      1,883,000       1,936,779
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1933 Cl. C
      7.000% 03/15/2025...................................................................      2,440,000       2,386,344
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1933 Cl. VC
      7.550% 03/15/2012...................................................................      2,950,000       2,998,764

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
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

U.S. GOVERNMENT, FEDERAL AGENCY OBLIGATIONS (CONTINUED)

    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1944 Cl. HC
      7.000% 01/15/2025...................................................................  $   4,235,778  $    4,081,426
    FHLMC Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 1971 Cl TBA2
      7.500% 07/15/2017...................................................................     13,840,000      13,976,186
    FHLMC GNMA Multiclass Mtg. Partn. Ctfs.
     Gtd. Series 40 Cl. N
      6.500% 05/17/2021...................................................................      7,090,000       6,614,119
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1996-51 Cl. AL
      7.000% 12/18/2024...................................................................      3,400,000       3,293,852
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-G1 Cl. B
      7.500% 06/20/2024...................................................................      3,910,000       3,911,329
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-G4 Cl. C
      7.500% 06/17/2024...................................................................      6,650,000       6,651,330
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-10 Cl. D
      7.000% 03/18/2025...................................................................        160,000         154,901
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-15 Cl. TC
      7.000% 05/18/2025...................................................................      1,925,000       1,898,897
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-26 Cl. A
      7.000% 01/18/2027...................................................................      4,648,505       4,605,135
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-27 Cl. B
      7.000% 02/18/2025...................................................................      2,900,000       2,812,623
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-28 Cl. H
      7.500% 10/20/2022...................................................................     11,240,000      11,371,508
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-38 Cl. L
      7.500% 02/17/2012...................................................................      1,760,000       1,772,478
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-39 Cl. B
      7.500% 05/17/2027...................................................................      1,530,000       1,507,953
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-42 Cl. K
      7.000% 07/18/2012...................................................................      5,380,000       5,306,832
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-46 Cl. B
      7.500% 03/17/2025...................................................................      3,900,000       3,894,501
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    GNMA Gtd. REMIC Pass Thru Secs.
     REMIC Tr. 1997-4 Cl. B
      7.000% 08/16/2026...................................................................  $   4,334,884  $    4,293,529
    GNMA Gtd. REMIC Pass Thru Secs.
     REMIC Tr. 1997-4 Cl. C
      7.000% 03/20/2027...................................................................      3,877,000       3,665,975
    GNMA Gtd. REMIC Pass Thru Secs.
     REMIC Tr. 1997-4 Cl. E
      7.500% 01/16/2023...................................................................     14,940,000      15,140,644
    GNMA Gtd. REMIC Pass Thru Secs.
     REMIC Tr. 1997-4 Cl. M
      7.500% 02/16/2012...................................................................      3,530,000       3,577,973
    GNMA Gtd. REMIC Pass Thru Secs.
     REMIC Tr. 1997-4 Cl. N
      7.500% 02/16/2027...................................................................      3,492,957       3,525,162
    GNMA Gtd. REMIC Pass Thru Secs.
     REMIC Tr. 1997-11 Cl. M
      8.000% 07/15/2017...................................................................      4,890,000       4,997,727
    Puerto Rico Housing Finance Corp.
     Series A Cl. 4
      9.000% 07/20/2017...................................................................        533,239         533,239
                                                                                                           --------------
                                                                                                              131,284,727
                                                                                                           --------------
    Total U.S. Government,
     Federal Agency Obligations
     (Cost $259,040,110) .................................................................                    259,601,389
                                                                                                           --------------
OTHER SECURITIZED LOANS (3.9%)
  COLLATERALIZED MORTGAGE OBLIGATIONS (2.9%)
    Bear Stearns Mortgage Securities, Inc.
     Series 1996-2 Cl. A1
      6.868% 01/25/2025...................................................................        932,121         889,616
    Bear Stearns Mortgage Securities, Inc.
     Series 1996-8 Cl. A9
      7.600% 11/25/2027...................................................................      4,337,000       4,336,653
    CWMBS, Inc. Mtg. Pass Thru Ctf.
     Series 1993-7 Cl. A5
      7.000% 11/25/2023...................................................................      2,799,157       2,607,415
    CWMBS, Inc. Mtg. Pass Thru Ctf.
     Series 1997-3 Cl. A10
      7.500% 06/25/2027...................................................................      4,833,612       4,822,495
    Residential Asset Securitization Trust
     Series 1996-A7 Cl. A3
      9.500% 10/25/2026...................................................................      1,782,694       1,838,671
    Mortgage Obligation Structured Trust (144A)
     Series 1993-1 Cl. B1
     10.670 %10/25/2018...................................................................      4,322,722       4,546,638

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------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                       ----------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

OTHER SECURITIZED LOANS (CONTINUED)

    PNC Mortgage Securities Corp.
     Series 1997-4 Cl. 2PP1
      7.500% 07/25/2027...................................................................  $   2,790,000  $    2,799,486
                                                                                                           --------------
                                                                                                               21,840,974
                                                                                                           --------------
  ASSET BACKED SECURITIES (1.0%)
    Green Tree Financial Corp.
     Series 1995-8 Cl. A2
      6.150% 12/15/2026...................................................................      4,115,894       4,118,446
    Green Tree Financial Corp.
     Series 1996-7 Cl. A2
      6.300% 10/15/2027...................................................................      3,320,000       3,324,150
                                                                                                           --------------
                                                                                                                7,442,596
                                                                                                           --------------
    Total Other Securitized Loans
     (Cost $29,153,826) ..................................................................                     29,283,570
                                                                                                           --------------
CORPORATE BONDS (9.5%)
  INDUSTRIAL (3.2%)
    Amgen, Inc.
      8.125% 04/01/2097...................................................................      2,425,000       2,535,628
    Eckerd Corp.
      9.250% 02/15/2004...................................................................      4,000,000       4,240,000
    Emerson Electric Co. Euro
      7.875% 06/05/1998...................................................................        380,000         385,282
    Ethan Allen, Inc.
      8.750% 03/15/2001...................................................................      1,800,000       1,854,000
    Federal Express Corp.
     Pass Thru Tr. Series 1997-1C
      7.650% 01/15/2014...................................................................      2,200,000       2,236,894
    Freeport-McMoRan Resource Partners L.P.
      8.750% 02/15/2004...................................................................        900,000         915,750
    Hilton Hotels Corp.
      7.375% 06/01/2002...................................................................      3,500,000       3,525,095
    Jones Intercable, Inc.
      8.875% 04/01/2007...................................................................        300,000         306,000
    Lenfest Communications, Inc.
      8.375% 11/01/2005...................................................................      1,400,000       1,379,000
    Nabisco, Inc.
      6.700% 06/15/2002...................................................................      2,000,000       1,973,160
    Owens-Illinois, Inc.
      7.850% 05/15/2004...................................................................        500,000         507,795
    Time Warner Entertainment Co. L.P.
      9.625% 05/01/2002...................................................................      1,900,000       2,099,842
      8.375% 03/15/2023...................................................................      1,320,000       1,355,627
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Viacom, Inc.
      8.000% 07/07/2006...................................................................  $   1,100,000  $    1,067,000
                                                                                                           --------------
                                                                                                               24,381,073
                                                                                                           --------------
  FINANCIAL (5.3%)
    Abn Amro Bank N. V. Chicago
      7.125% 06/18/2007...................................................................      3,690,000       3,698,376
    Aetna Services, Inc.
      7.625% 08/15/2026...................................................................      3,500,000       3,485,300
    Caterpillar Financial Services Corp.
     Medium Term Note
      6.350% 12/01/1998...................................................................      1,590,000       1,594,611
    Commercial Credit Group, Inc.
      6.625% 06/01/2015...................................................................      1,250,000       1,247,350
    ERP Operating Limited Parnership (144A)
      8.500% 05/15/1999...................................................................      2,700,000       2,785,320
    First Security Corp.
      7.875% 10/15/1999...................................................................      1,325,000       1,359,000
    Fleet Mortgage Group, Inc.
      6.500% 09/15/1999...................................................................        550,000         550,484
    Goldman Sachs Group L.P (144A)
     Medium Term Note
      7.200% 03/01/2007...................................................................      2,800,000       2,788,492
    Hartford Life, Inc.
      7.650% 06/15/2027...................................................................      2,555,000       2,546,236
    Lehman Brothers Holdings, Inc.
      7.375% 05/15/2004...................................................................      2,325,000       2,339,229
    Morgan Stanley Group, Inc.
     Medium Term Note
      5.750% 02/15/2001...................................................................      2,100,000       2,036,055
    Salomon, Inc.
      7.250% 05/01/2001...................................................................      2,875,000       2,908,350
    Security Capital Industrial
     Medium Term Note
      7.810% 02/01/2015...................................................................      3,250,000       3,283,800
    Simon DeBartolo Group L.P.
      6.875% 11/15/2006...................................................................      2,300,000       2,228,194
    Spieker Properties L.P.
      6.900% 01/15/2004...................................................................      2,450,000       2,407,762
    United Dominion Realty Trust
     Series A Medium Term Note
      7.020% 11/15/2005...................................................................      5,050,000       4,957,282
                                                                                                           --------------
                                                                                                               40,215,841
                                                                                                           --------------
  UTILITY (0.4%)
    GTE North, Inc.
      5.500% 02/15/1999...................................................................      2,905,000       2,870,256
                                                                                                           --------------

                                       -

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                       -- COLUMBIA BALANCED FUND, INC. --
                       ----------------------------------

                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

CORPORATE BONDS (CONTINUED)

  YANKEE (0.6%)
    Hydro-Quebec
      8.400% 01/15/2022...................................................................  $   2,155,000  $    2,331,667
    Ontario Province CDA
      6.000% 02/21/2006...................................................................      1,725,000       1,623,794
    Teekay Shipping Corp.
     Gtd. 1st Pfd. Ship. Mtg. Notes
      8.320% 02/01/2008...................................................................      1,000,000       1,005,000
                                                                                                           --------------
                                                                                                                4,960,461
                                                                                                           --------------
    Total Corporate Bonds
     (Cost $72,382,677) ..................................................................                     72,427,631
                                                                                                           --------------
    Total investments, excluding temporary
     cash investments
     (Cost $644,681,728) .................................................................                    751,273,559
                                                                                                           --------------
                                                                                              SHARES OR
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

REPURCHASE AGREEMENT (1.9%)
    Goldman Sachs Corp.
     5.891% dated 06/30/1997,
     due 07/01/1997 in the
     amount of $14,249,733.
     Collateralized by U.S. Treasury Bond
     6.250% due 08/15/2023,
     U.S. Treasury Note
     5.750% due 08/15/2003.
     (Cost $14,247,434) ..................................................................  $  14,247,434  $   14,247,434
                                                                                                           --------------
TOTAL INVESTMENTS (100.4%)
 (Cost $658,929,162)......................................................................                    765,520,993
RECEIVABLES LESS LIABILITIES (-0.4%)......................................................                     (2,932,780)
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $  762,588,213
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

 *  Non-income producing.

                  The accompanying notes are an integral part
                          of the financial statements.

                                       -

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
-----------------------                                  -----------------------

                      -- COLUMBIA DAILY INCOME COMPANY --
                      -----------------------------------

June 30, 1997                                                                                 PRINCIPAL
(Unaudited)                                                                                    AMOUNT         VALUE(1)
                                                                                            -------------  --------------
COMMERCIAL PAPER (99.6%)
    A. I. Credit Corp.
      5.590% 07/01/1997...................................................................  $   5,000,000  $    4,999,224
      5.570% 07/01/1997...................................................................      5,000,000       4,999,226
      5.600% 07/15/1997...................................................................     10,000,000       9,976,667
      5.640% 07/21/1997...................................................................      3,376,000       3,364,893
      5.640% 07/22/1997...................................................................      4,600,000       4,584,145
    Alabama Power Co.
      5.620% 07/15/1997...................................................................     10,000,000       9,976,583
      5.550% 09/17/1997...................................................................      5,217,000       5,153,462
    American Express Credit Corp.
      5.520% 07/25/1997...................................................................     10,000,000       9,961,667
      5.540% 09/15/1997...................................................................     15,000,000      14,822,259
    American General Finance Corp.
      5.620% 07/21/1997...................................................................      5,000,000       4,983,608
      5.620% 08/21/1997...................................................................     10,000,000       9,918,822
    Ameritech Corp.
      5.610% 08/14/1997...................................................................      5,000,000       4,964,938
    Ameritech Capital Funding Corp.
      5.530% 07/18/1997...................................................................      5,200,000       5,185,622
    Associates Corp. of North America
      6.100% 07/01/1997...................................................................     23,100,000      23,096,086
    Avco Financial Services, Inc.
      5.630% 08/11/1997...................................................................      8,000,000       7,947,453
      5.610% 08/15/1997...................................................................     10,000,000       9,928,317
      5.620% 08/19/1997...................................................................     10,000,000       9,921,944
    Bank of America, FSB
      5.550% 09/18/1997...................................................................     10,000,000       9,876,667
    BankAmerica Corp.
      5.630% 08/01/1997...................................................................      5,000,000       4,974,978
      5.550% 09/12/1997...................................................................     10,000,000       9,885,917
    Barclays U.S. Funding Corp.
      5.560% 07/11/1997...................................................................      5,000,000       4,991,506
      5.610% 08/05/1997...................................................................     10,000,000       9,943,900
      5.670% 08/22/1997...................................................................     10,000,000       9,916,525
    BellSouth Capital Funding Corp.
      5.600% 08/13/1997...................................................................     10,000,000       9,931,556
      5.600% 08/14/1997...................................................................     10,000,000       9,930,000
      5.540% 09/18/1997...................................................................      8,000,000       7,901,511
    Beneficial Corp.
      5.620% 08/04/1997...................................................................      5,000,000       4,972,681
      5.590% 09/05/1997...................................................................     10,000,000       9,895,964
      5.570% 09/10/1997...................................................................     10,000,000       9,888,600
    CIT Group Holdings, Inc.
      5.570% 07/03/1997...................................................................     10,000,000       9,995,358
      5.610% 07/21/1997...................................................................      5,000,000       4,983,638
      5.590% 09/04/1997...................................................................      5,000,000       4,948,759
      5.560% 09/16/1997...................................................................      5,000,000       4,939,767

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    CPC International, Inc.
      5.550% 09/25/1997...................................................................  $   5,000,000  $    4,932,938
    Cargill, Inc.
      5.530% 09/24/1997...................................................................     10,000,000       9,867,895
    Cargill Financial Services Corp.
      5.570% 08/20/1997...................................................................     10,000,000       9,921,092
    Chevron Transport Co.
      5.590% 07/11/1997...................................................................      7,000,000       6,988,044
      5.610% 08/12/1997...................................................................      5,000,000       4,966,496
      5.570% 09/17/1997...................................................................     15,000,000      14,816,654
    Clorox Co.
      5.590% 07/09/1997...................................................................     10,000,000       9,986,025
      5.560% 09/12/1997...................................................................     11,000,000      10,874,283
      5.560% 09/23/1997...................................................................      5,000,000       4,934,361
    Commercial Credit Co.
      5.620% 07/09/1997...................................................................     10,000,000       9,985,950
      5.610% 07/14/1997...................................................................      5,000,000       4,989,092
      5.610% 07/16/1997...................................................................      5,000,000       4,987,533
      5.610% 07/18/1997...................................................................      5,000,000       4,985,975
    Deere (John) Capital Corp.
      5.600% 07/28/1997...................................................................      5,000,000       4,978,222
      5.650% 08/21/1997...................................................................     10,000,000       9,918,389
      5.570% 08/28/1997...................................................................     10,000,000       9,908,714
    duPont (E.I.) de Nemours & Co.
      5.540% 09/03/1997...................................................................      4,775,000       4,727,237
    Ford Motor Credit Co.
      5.610% 07/16/1997...................................................................     10,000,000       9,975,067
      5.610% 07/17/1997...................................................................     15,000,000      14,960,262
    General Electric Capital Corp.
      5.610% 07/18/1997...................................................................      5,000,000       4,985,975
      5.640% 07/22/1997...................................................................     12,000,000      11,958,640
      5.630% 08/01/1997...................................................................      5,000,000       4,974,978
      5.570% 08/22/1997...................................................................      5,000,000       4,958,999
    Glaxo Wellcome plc
      5.610% 07/01/1997...................................................................      2,000,000       1,999,688
      5.600% 07/02/1997...................................................................     11,000,000      10,996,578
      5.610% 07/24/1997...................................................................      9,000,000       8,966,340
    Goldman Sachs Group L.P.
      5.620% 09/02/1997...................................................................     10,000,000       9,900,089
      5.600% 09/03/1997...................................................................      8,000,000       7,919,111
      5.620% 09/11/1997...................................................................     10,000,000       9,886,039
    Household Finance Corp.
      5.600% 07/31/1997...................................................................      5,000,000       4,975,889
      5.600% 08/12/1997...................................................................      5,000,000       4,966,556
      5.580% 08/25/1997...................................................................      5,000,000       4,956,600
      5.590% 08/27/1997...................................................................     10,000,000       9,909,939
    Lincoln National Corp.
      5.580% 08/15/1997...................................................................     10,000,000       9,928,700

                                       -

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
-----------------------                                  -----------------------

                      -- COLUMBIA DAILY INCOME COMPANY --
                      -----------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

COMMERCIAL PAPER (CONTINUED)

    Merrill Lynch & Co., Inc.
      5.650% 07/25/1997...................................................................  $   5,000,000  $    4,980,382
      5.630% 07/30/1997...................................................................      5,000,000       4,976,542
      5.620% 08/06/1997...................................................................      5,000,000       4,971,120
      5.650% 08/08/1997...................................................................      5,000,000       4,969,396
      5.620% 08/13/1997...................................................................      5,000,000       4,965,656
    MetLife Funding, Inc.
      5.550% 08/07/1997...................................................................     10,000,000       9,941,417
      5.530% 08/26/1997...................................................................      3,188,000       3,160,087
    Monsanto Co.
      5.600% 07/08/1997...................................................................     15,000,000      14,981,333
      5.600% 07/18/1997...................................................................      5,000,000       4,986,000
      5.620% 08/12/1997...................................................................      3,500,000       3,476,506
      5.590% 09/04/1997...................................................................      5,000,000       4,948,759
    Morgan (J.P.) & Co., Inc.
      5.550% 09/08/1997...................................................................     10,000,000       9,892,084
      5.550% 09/15/1997...................................................................      5,000,000       4,940,646
      5.550% 09/16/1997...................................................................     10,000,000       9,879,751
    Morgan Stanley Group, Inc.
      5.620% 07/11/1997...................................................................      5,000,000       4,991,414
      5.570% 07/23/1997...................................................................     10,000,000       9,964,414
      5.630% 07/24/1997...................................................................      5,000,000       4,981,233
      5.620% 07/25/1997...................................................................      5,000,000       4,980,486
    National Rural Utilities Cooperative Finance Corp.
      5.550% 08/11/1997...................................................................     10,000,000       9,935,250
      5.610% 08/18/1997...................................................................      5,000,000       4,961,821
      5.610% 08/20/1997...................................................................     10,000,000       9,920,525
    Norwest Corp.
      5.540% 08/15/1997...................................................................      5,000,000       4,964,606
    Norwest Financial, Inc.
      5.620% 08/04/1997...................................................................      5,000,000       4,972,681
      5.580% 08/26/1997...................................................................     10,000,000       9,911,650
      5.560% 09/09/1997...................................................................      8,000,000       7,912,276
    Pitney Bowes Credit Corp.
      5.570% 07/10/1997...................................................................     10,000,000       9,984,528
      5.610% 08/19/1997...................................................................      3,985,000       3,953,951
    Prudential Funding Corp.
      5.590% 07/07/1997...................................................................     10,000,000       9,989,131
      5.600% 07/14/1997...................................................................      5,000,000       4,989,111
      5.590% 07/30/1997...................................................................      5,000,000       4,976,709
      5.600% 08/06/1997...................................................................      5,000,000       4,971,223
    SAFECO Credit Co., Inc.
      5.650% 07/23/1997...................................................................     10,000,000       9,963,903
      5.610% 07/29/1997...................................................................     10,000,000       9,954,808
      5.610% 08/07/1997...................................................................      5,000,000       4,970,392
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Sonoco Products Co.
      5.560% 09/22/1997...................................................................  $  15,000,000  $   14,805,401
    Southern California Gas Co.
      5.600% 07/08/1997...................................................................      3,200,000       3,196,018
      5.580% 08/27/1997...................................................................     17,320,000      17,164,293
    USAA Capital Corp.
      5.640% 08/25/1997...................................................................     10,000,000       9,912,267
      5.540% 09/05/1997...................................................................     10,000,000       9,896,895
    Weyerhaeuser Co.
      5.540% 08/06/1997...................................................................      5,000,000       4,971,531
    Xerox Credit Corp.
      5.540% 08/08/1997...................................................................     10,000,000       9,939,984
      5.600% 08/18/1997...................................................................      7,000,000       6,946,645
      5.530% 08/29/1997...................................................................     10,000,000       9,907,833
                                                                                                           --------------
    Total Commercial Paper
     (Cost $857,811,251) .................................................................                    857,811,251
                                                                                                           --------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTE (1.1%)
    Federal National Mortgage Assn.
      5.540% 07/10/1997
      (Cost $9,984,611)...................................................................     10,000,000       9,984,611
                                                                                                           --------------
    Total investments, excluding temporary cash investment
     (Cost $867,795,862)..................................................................                    867,795,862
                                                                                                           --------------
REPURCHASE AGREEMENT (0.3%)
    Goldman Sachs Corp.
     5.891% dated 06/30/1997,
     due 07/01/1997 in the
     amount of $2,414,614.
     Collateralized by U.S. Treasury Note
     5.750% due 08/15/2003,
     U.S. Treasury Bond
     6.250% due 08/15/2023
     (Cost $2,414,224) ...................................................................      2,414,224       2,414,224
                                                                                                           --------------
TOTAL INVESTMENTS (101.0%)
 (Cost $870,210,086, including $5,943,861  accrued interest receivable)...................                    870,210,086
CASH AND RECEIVABLES LESS LIABILITIES (-1.0%).............................................                     (8,836,359)
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $  861,373,727
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

                  The accompanying notes are an integral part
                          of the financial statements.

                                       -

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
--------------                                                    --------------

              -- COLUMBIA U.S. GOVERNMENT SECURITIES FUND, INC. --
              ----------------------------------------------------

June 30, 1997                                                                                 PRINCIPAL
(Unaudited)                                                                                    AMOUNT         VALUE(1)
                                                                                            -------------  --------------
U.S. TREASURY NOTES (96.6%)
      8.875% 02/15/1999...................................................................  $  17,600,000  $   18,370,000
      6.375% 04/30/1999...................................................................      1,250,000       1,257,037
      6.875% 08/31/1999...................................................................      2,325,000       2,360,247
      5.875% 11/15/1999...................................................................     16,225,000      16,126,190
                                                                                                           --------------
    Total U.S. Treasury Notes
     (Cost $38,152,679) ..................................................................                     38,113,474
REPURCHASE AGREEMENT (2.2%)
    Goldman Sachs Corp.
     5.891% dated 06/30/1997,
     due 07/01/1997 in the
     amount of $882,941.
     Collateralized by U.S. Treasury Bond
     6.250% due 08/15/2023,
     U.S. Treasury Note
     5.750% due 08/15/2003.
     (Cost $882,798) .....................................................................        882,798         882,798
                                                                                                           --------------
TOTAL INVESTMENTS (98.8%)
 (Cost $39,035,477).......................................................................                     38,996,272
RECEIVABLES LESS LIABILITIES (1.2%).......................................................                        468,690
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $   39,464,962
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

                  The accompanying notes are an integral part
                          of the financial statements.

                                       -

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
               -------------------------------------------------

June 30, 1997                                                                                 PRINCIPAL
(Unaudited)                                                                                    AMOUNT         VALUE(1)
                                                                                            -------------  --------------
U.S. GOVERNMENT, FEDERAL AGENCY OBLIGATIONS (65.1%)
  U.S. TREASURY BONDS & NOTES (21.1%)
    U.S. Treasury Bond
     12.000% 05/15/2005...................................................................  $   1,460,000  $    1,943,625
     12.000% 08/15/2013...................................................................      5,245,000       7,379,059
      8.875% 08/15/2017...................................................................     17,135,000      20,861,863
      8.125% 08/15/2019...................................................................      5,075,000       5,784,688
    U.S. Treasury Note
      6.125% 05/15/1998...................................................................     41,339,000      41,448,548
                                                                                                           --------------
                                                                                                               77,417,783
                                                                                                           --------------
  OTHER GOVERNMENT AGENCY OBLIGATIONS (1.4%)
    Farm Credit Systems Financial Assistance Corp. Series A
      9.375% 07/21/2003...................................................................      4,660,000       5,303,639
                                                                                                           --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (2.4%)
      8.000% 07/15/2027...................................................................      8,750,000       8,954,750
                                                                                                           --------------
  FEDERAL HOUSING ADMINISTRATION (FHA) (1.3%)
    FHA Insured Project Pool #2022
      7.430% 12/01/2020...................................................................      1,403,791       1,416,958
    FHA Insured Project Pool #1984-D
      9.680% 02/01/2024...................................................................        272,384         284,641
    FHA Insured Project Pool #051-11078
      8.350% 04/01/2030...................................................................      2,223,512       2,295,354
    FHA Insured Project Pool #092-35499
      8.450% 11/15/2031...................................................................        791,507         820,943
                                                                                                           --------------
                                                                                                                4,817,896
                                                                                                           --------------
  AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (38.9%)
    FHLMC Multiclass Mtg. Partn.
     Ctfs. Gtd. Series 1558 Cl. C
      6.500% 07/15/2023...................................................................      2,050,000       1,926,487
    FHLMC Multiclass Mtg. Partn.
     Ctfs. Gtd. Series 1632 Cl. B
      6.000% 11/15/2023...................................................................      2,716,704       2,473,016
    FHLMC GNMA Multiclass Mtg.
     Partn. Ctfs. Gtd. Series 31 Cl. D
      0.000% 01/25/2006...................................................................      3,618,977       2,507,263
    FHLMC GNMA Multiclass Mtg.
     Partn. Ctfs. Gtd. Series 40 Cl. N
      6.500% 05/17/2021...................................................................      4,370,000       4,076,686
    FHLMC Multiclass Mtg. Partn.
     Ctfs. Gtd. Series 1763 Cl. H
      8.250% 07/15/2023...................................................................        692,000         726,600
    FHLMC Multiclass Mtg. Partn.
     Ctfs. Gtd. Series 1897 Cl. E
      7.000% 07/15/2024...................................................................      1,761,000       1,720,814

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    FHLMC Multiclass Mtg. Partn.
     Ctfs. Gtd. Series 1910 Cl. D
      8.000% 11/15/2024...................................................................  $   1,850,000  $    1,902,836
    FHLMC Multiclass Mtg. Partn.
     Ctfs. Gtd. Series 1920 Cl. N
      7.000% 02/15/2026...................................................................      3,110,000       2,976,830
    FHLMC Multiclass Mtg. Partn.
     Ctfs. Gtd. Series 1933 Cl. C
      7.000% 03/15/2025...................................................................      3,316,818       3,243,881
    FHLMC Multiclass Mtg. Partn.
     Ctfs. Gtd. Series 1944 Cl. HC
      7.000% 01/15/2025...................................................................      1,800,000       1,734,408
    FHLMC Multiclass Mtg. Partn.
     Ctfs. Gtd. Series 1971 Cl TBA2
      7.500% 07/15/2017...................................................................     16,646,000      16,809,797
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1991-94 Cl. C
      0.000% 01/25/1999...................................................................      2,684,599       2,564,625
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-G1 Cl. B
      7.500% 06/20/2024...................................................................      7,760,000       7,762,638
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-10 Cl. D
      7.000% 03/18/2025...................................................................      2,680,000       2,594,588
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-G4 Cl. C
      7.500% 06/17/2024...................................................................      7,223,000       7,224,445
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-24 Cl. YL
      7.000% 04/18/2027...................................................................      3,486,000       3,285,137
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-26 Cl. A
      7.000% 01/18/2027...................................................................     13,208,439      13,085,204
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-28 Cl. H
      7.500% 10/20/2022...................................................................     17,888,000      18,097,290
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-38 Cl. G
      7.500% 05/17/2026...................................................................      1,993,138       2,009,402
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-38 Cl. H
      7.500% 05/17/2027...................................................................      1,636,000       1,615,305
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-38 Cl. L
      7.500% 02/17/2012...................................................................      4,100,000       4,129,069
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-39 Cl. B
      7.500% 05/17/2027...................................................................      2,643,000       2,604,914

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----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
               -------------------------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

U.S. GOVERNMENT, FEDERAL AGENCY OBLIGATIONS (CONTINUED)

    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-42 Cl. K
      7.000% 07/18/2012...................................................................  $   2,617,428  $    2,581,831
    FNMA Gtd. REMIC Pass Thru Ctf.
     REMIC Tr. 1997-43 Cl. B
      7.500% 08/18/2025...................................................................      9,480,000       9,443,976
    GNMA Gtd. REMIC Pass Thru
     Secs. REMIC Tr. 1996-23 Cl. C
      7.500% 12/20/2022...................................................................      3,577,000       3,576,857
    GNMA Gtd. REMIC Pass Thru
     Secs. REMIC Tr. 1997-2 Cl. K
      7.500% 01/20/2024...................................................................      2,410,000       2,411,084
    GNMA Gtd. REMIC Pass Thru
     Secs. REMIC Tr. 1997-4 Cl. E
      7.500% 01/16/2023...................................................................      8,880,000       8,999,258
    GNMA Gtd. REMIC Pass Thru
     Secs. REMIC Tr. 1997-4 Cl. M
      7.500% 02/16/2012...................................................................      4,357,000       4,416,212
    GNMA Gtd. REMIC Pass Thru
     Secs. REMIC Tr. 1997-4 Cl. N
      7.500% 02/16/2027...................................................................      4,314,248       4,354,025
    GNMA Gtd. REMIC Pass Thru
     Secs. REMIC Tr. 1997-11 Cl. M
      8.000% 07/15/2017...................................................................      1,190,000       1,216,216
    Puerto Rico Housing Finance Corp.
     Series A Cl. 4
      9.000% 07/20/2017...................................................................        965,594         965,594
                                                                                                           --------------
                                                                                                              143,036,288
                                                                                                           --------------
    Total U.S. Government,
     Federal Agency Obligations
     (Cost $237,687,738) .................................................................                    239,530,356
                                                                                                           --------------
OTHER SECURITIZED LOANS (8.9%)
  COLLATERALIZED MORTGAGE OBLIGATIONS (4.5%)
    Bear Stearns Mortgage Securities, Inc.
     Series 1996-2 Cl. A1
      6.910% 01/25/2025...................................................................      2,795,764       2,668,277
    CMC Securities Corp. II
     Series 1993-2E2 Cl. E2E
      7.000% 10/25/2023...................................................................      1,107,669       1,108,013
    CWMBS, Inc. Mtg. Pass Thru Ctf.
     Series 1993-7 Cl. A5
      7.000% 11/25/2023...................................................................      5,629,062       5,243,471
    Mortgage Obligation Structured Trust (144A)
     Series 1993-1 Cl.B1
     10.670% 10/25/2018...................................................................      3,295,896       3,466,623
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    PNC Mortgage Securities Corp.
     Series 1997-4 Cl. 2PP1
      7.500% 07/25/2027...................................................................  $   1,230,000  $    1,234,182
    Residential Funding Mtg. Sec., Inc.
     Series 1993-S45 Cl. A10
      8.000% 12/25/2023...................................................................      1,250,000       1,272,900
    Residential Asset Securitization Trust
     Series 1996-A7 Cl. A3
      9.500% 10/25/2026...................................................................      1,628,221       1,679,347
                                                                                                           --------------
                                                                                                               16,672,813
                                                                                                           --------------
  ASSET BACKED SECURITIES (4.4%)
    Green Tree Financial Corp.
     Series 1994-5 Cl. A2
      7.300% 11/15/2019...................................................................      9,553,314       9,615,984
    Saxon Asset Securities Co.
     Series 1996-1 Cl. A2
      8.060% 09/25/2027...................................................................      6,265,000       6,455,456
                                                                                                           --------------
                                                                                                               16,071,440
                                                                                                           --------------
    Total Other Securitized Loans
     (Cost $32,363,324) ..................................................................                     32,744,253
                                                                                                           --------------
CORPORATE BONDS (20.2%)
  INDUSTRIAL (8.8%)
    American Health Properties, Inc.
      7.050% 01/15/2002...................................................................        475,000         473,347
      7.500% 01/15/2007...................................................................        650,000         651,001
    Ethan Allen, Inc.
      8.750% 03/15/2001...................................................................        975,000       1,004,250
    Federal Express Corp. Pass Thru Tr.
     Series 1997-1C
      7.650% 01/15/2014...................................................................      2,300,000       2,338,571
    Foster Wheeler Corp.
      6.750% 11/15/2005...................................................................      2,925,000       2,832,950
    Freeport-McMoRan Resource Partners L.P.
      8.750% 02/15/2004...................................................................        500,000         508,750
    Heritage Media Corp.
      8.750% 02/15/2006...................................................................      1,250,000       1,281,250
    Hilton Hotels Corp.
      7.375% 06/01/2002...................................................................      4,000,000       4,028,680
    La Quinta Inns, Inc.
      9.250% 05/15/2003...................................................................        375,000         389,062
    Lenfest Communications, Inc.
      8.375% 11/01/2005...................................................................      2,100,000       2,068,500
    Marriott International, Inc.
      6.750% 12/01/2009...................................................................      2,750,000       2,626,278
    Nabisco, Inc.
      6.700% 06/15/2002...................................................................      3,750,000       3,699,675

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----------------                                                ----------------

               -- COLUMBIA FIXED INCOME SECURITIES FUND, INC. --
               -------------------------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

CORPORATE BONDS (CONTINUED)

    Occidental Petroleum Corp.
     10.125% 11/15/2001...................................................................  $   1,285,000  $    1,441,320
    Owens-Illinois, Inc.
      7.850% 05/15/2004...................................................................      1,000,000       1,015,590
    Sears, Roebuck Acceptance Corp.
      6.400% 10/11/2000...................................................................      4,525,000       4,489,615
    Time Warner Entertainment Co. L.P.
      8.375% 03/15/2023...................................................................      2,600,000       2,670,174
    Time Warner, Inc.
      9.125% 01/15/2013...................................................................        800,000         884,576
                                                                                                           --------------
                                                                                                               32,403,589
                                                                                                           --------------
  FINANCIAL (10.1%)
    Aetna Services, Inc.
      7.625% 08/15/2026...................................................................      5,000,000       4,979,000
    Deutsche Bank Financial, Inc.
      7.500% 04/25/2009...................................................................      2,700,000       2,761,911
    Ford Motor Credit Co.
      7.000% 09/25/2001...................................................................      4,000,000       4,033,760
    Goldman Sachs Group L.P. (144A)
      7.200% 03/01/2007...................................................................      3,700,000       3,684,793
    Health Care Properties, Inc.
      6.500% 02/15/2006...................................................................      6,400,000       6,054,080
    Merrill Lynch & Co., Inc.
      6.450% 06/20/2000...................................................................      3,650,000       3,642,663
    Salomon, Inc.
      7.250% 05/01/2001...................................................................      2,925,000       2,958,930
    Swiss Bank Corp.
      7.250% 09/01/2006...................................................................      1,825,000       1,845,842
    USL Capital Corp.
      6.500% 12/01/2003...................................................................      3,350,000       3,269,835
    United Dominion Realty Trust
     Series A
      7.020% 11/15/2005...................................................................      3,725,000       3,656,609
                                                                                                           --------------
                                                                                                               36,887,423
                                                                                                           --------------
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

  UTILITY (1.3%)
    California Energy, Inc.
      9.875% 06/30/2003...................................................................  $   1,000,000  $    1,064,170
    Northern Indiana Public Service Co.
      6.900% 06/01/2000...................................................................      1,250,000       1,257,888
      6.750% 06/01/2000...................................................................      2,500,000       2,504,675
                                                                                                           --------------
                                                                                                                4,826,733
                                                                                                           --------------
    Total Corporate Bonds
     (Cost $74,503,139) ..................................................................                     74,117,745
                                                                                                           --------------
    Total investments, excluding temporary cash investments
     (Cost $344,554,201) .................................................................                    346,392,354
                                                                                                           --------------
REPURCHASE AGREEMENTS (5.5%)
    Goldman Sachs Corp.
     5.891% dated 06/30/1997,
     due 07/01/1997 in the
     amount of $10,170,647.
     Collateralized by U.S. Treasury Bond
     6.250% due 08/15/2023,
     U.S. Treasury Note
     5.750% due 08/15/2003. ..............................................................     10,169,006      10,169,006
    J.P. Morgan Securities, Inc.
     6.003% dated 06/30/1997,
     due 07/01/1997 in the
     amount of $10,001,645.
     Collateralized by U.S. Treasury Note
     6.625% due 04/30/2002,
     U.S. Treasury Bills
     due 11/13/1997 to 11/20/1997. .......................................................     10,000,000      10,000,000
                                                                                                           --------------
    Total Repurchase Agreements
     (Cost $20,169,006) ..................................................................                     20,169,006
                                                                                                           --------------
TOTAL INVESTMENTS (99.7%)
 (Cost $364,723,207)......................................................................                    366,561,360
RECEIVABLES LESS LIABILITIES (0.3%).......................................................                      1,141,160
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $  367,702,520
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

                  The accompanying notes are an integral part
                          of the financial statements.

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                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
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
June 30, 1997                                                                                 PRINCIPAL
(Unaudited)                                                                                    AMOUNT         VALUE(1)
                                                                                            -------------  --------------
STATE OF OREGON GENERAL OBLIGATION BONDS (12.7%)
    Board of Higher Education Refunding Series B
      6.250% 10/15/2012...................................................................  $     740,000  $      784,400
    Board of Higher Education Series A
      6.350% 08/01/2014...................................................................      1,535,000       1,663,556
      0.000% 08/01/2014...................................................................        450,000         174,937
      5.900% 08/01/2018...................................................................      1,000,000       1,028,750
    Elderly & Disabled Housing Refunding Series B
      6.250% 08/01/2013...................................................................      1,000,000       1,071,250
    Pollution Control Series C
      5.625% 06/01/2013...................................................................      3,060,000       3,067,650
      5.900% 06/01/2014...................................................................      3,880,000       3,904,250
    Veterans' Welfare
      11.250% 10/01/1998..................................................................      2,885,000       3,137,437
      9.000% 04/01/1999...................................................................      1,800,000       1,944,000
      11.000% 06/01/1999..................................................................        865,000         972,044
      7.000% 07/01/2000...................................................................      1,350,000       1,454,625
      9.000% 10/01/2000...................................................................      1,010,000       1,151,400
      11.000% 12/01/2000..................................................................        865,000       1,044,487
      0.000% 07/01/2001...................................................................      1,200,000       1,000,500
      6.000% 08/01/2002...................................................................      2,000,000       2,135,000
      6.000% 02/01/2004...................................................................        695,000         745,388
      9.000% 04/01/2004...................................................................        260,000         323,050
      9.000% 04/01/2005...................................................................      1,010,000       1,281,438
      6.750% 05/01/2005...................................................................      2,080,000       2,342,600
      9.000% 10/01/2005...................................................................      1,595,000       2,041,600
      7.250% 01/01/2007...................................................................      1,485,000       1,754,156
      9.200% 04/01/2007...................................................................      1,095,000       1,456,350
      8.250% 07/01/2007...................................................................        540,000         681,750
      9.200% 10/01/2007...................................................................      1,200,000       1,612,500
      8.000% 01/01/2008...................................................................      1,190,000       1,480,063
      7.300% 07/01/2008...................................................................        630,000         754,425
      8.000% 07/01/2008...................................................................        480,000         601,200
      6.875% 12/01/2013...................................................................      3,420,000       3,573,900
      5.850% 10/01/2015...................................................................      1,105,000       1,140,912
      7.000% 12/01/2015...................................................................      2,790,000       2,953,913
      0.000% 12/01/2017...................................................................      2,000,000       2,000,000
                                                                                                           --------------
    Total State of Oregon General Obligation Bonds
     (Cost $47,132,083) ..................................................................                     49,277,531
                                                                                                           --------------
OREGON GENERAL OBLIGATION BONDS (21.0%)
    Clackamas & Washington Counties
     School District #3JT
     West Linn-Wilsonville
      5.875% 08/01/2009...................................................................      1,000,000       1,046,250
      5.875% 10/01/2009...................................................................      2,550,000       2,677,500

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Clackamas County School District #7J
     Lake Oswego Series A
      5.300% 06/15/2005...................................................................  $   1,000,000  $    1,036,250
      5.500% 06/15/2006...................................................................      1,000,000       1,042,500
      5.700% 06/15/2010...................................................................      2,735,000       2,823,887
    Clackamas Community College District
      5.250% 12/01/2009...................................................................      1,270,000       1,290,637
    Deschutes County Administrative School District #1 Bend-Lapine
      0.000% 02/01/2000...................................................................      1,175,000       1,050,156
      0.000% 02/01/2001...................................................................      1,135,000         970,425
      0.000% 02/01/2002...................................................................      1,445,000       1,175,869
      5.800% 02/01/2004...................................................................        780,000         818,025
      5.900% 02/01/2005...................................................................        980,000       1,029,000
    Eugene Public Safety Facilities
      6.000% 06/01/2005...................................................................        850,000         916,937
      5.625% 06/01/2013...................................................................      1,295,000       1,317,662
    Jackson County School District #549C Medford
      5.375% 06/01/2012...................................................................      1,200,000       1,197,000
    Lane County Area Education District
     Lane Community College
      5.300% 06/01/2007...................................................................      1,000,000       1,023,750
      4.850% 06/01/2008...................................................................      4,080,000       4,013,700
      5.000% 06/01/2009...................................................................      1,000,000         991,250
    Lane County School District #1 Pleasant Hill
      5.350% 12/01/2012...................................................................        650,000         650,000
      5.450% 12/01/2013...................................................................        725,000         726,812
    Lane County School District #4J Eugene
      0.000% 07/01/2001...................................................................      2,015,000       1,682,525
      0.000% 01/01/2003...................................................................      1,345,000       1,039,013
      0.000% 07/01/2003...................................................................      1,480,000       1,117,400
      0.000% 01/01/2005...................................................................      1,395,000         973,012
      0.000% 07/01/2005...................................................................      2,325,000       1,572,281
      5.250% 07/01/2008...................................................................        590,000         595,900
    Lane County School District #19 Springfield Refunding
      0.000% 02/01/1999...................................................................        470,000         440,038
    Metro Open Spaces Program Series C
      5.100% 09/01/2009...................................................................      2,375,000       2,354,219
    Metro Washington Park Zoo Series A
      5.250% 01/15/2009...................................................................      1,040,000       1,053,000
      5.300% 01/15/2011...................................................................      1,000,000       1,003,750
    Multnomah-Clackamas Counties
     School District No. 10JT Gresham
      5.250% 06/01/2017...................................................................      1,620,000       1,563,300

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                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
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
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

OREGON GENERAL OBLIGATION BONDS (CONTINUED)

    Multnomah-Clackamas Counties
     School District #51JT Riverdale
      5.750% 06/01/2016...................................................................  $   2,270,000  $    2,304,050
    Multnomah County Public Improvements
      5.250% 10/01/2013...................................................................      1,800,000       1,788,750
    Multnomah County School District #1J Portland
      4.250% 06/01/2003...................................................................        500,000         493,125
      5.000% 06/01/2004...................................................................      1,590,000       1,615,838
    Multnomah County School District #4 Gresham
      6.100% 01/01/2008...................................................................      3,000,000       3,168,750
      6.100% 01/01/2009...................................................................        200,000         210,500
    Multnomah County School District #7 Reynolds
      5.250% 06/01/2011...................................................................      1,500,000       1,494,375
    Multnomah County School District #40 David Douglas
      7.100% 06/01/2002...................................................................        880,000         975,700
    Port of Portland Series A
      0.000% 03/01/2007...................................................................      3,000,000       1,841,250
    Portland Public Improvements Series A
      5.750% 06/01/2014...................................................................      2,420,000       2,444,200
    Portland Public Improvements Series B
      4.625% 12/01/2010...................................................................        905,000         910,656
    Portland Recreational Facilities Improvements Series A
      5.750% 06/01/2012...................................................................      1,370,000       1,419,663
      5.750% 06/01/2013...................................................................      1,345,000       1,388,713
      5.750% 06/01/2015...................................................................      1,155,000       1,189,650
    Portland Recreational Facilities Improvements Series B
      5.500% 06/01/2009...................................................................      2,115,000       2,178,450
      5.750% 06/01/2014...................................................................      1,750,000       1,806,875
      5.750% 06/01/2015...................................................................      2,955,000       3,032,569
    Portland Community College District
      0.000% 07/01/2007...................................................................      2,025,000       1,225,125
      6.000% 07/01/2012...................................................................      1,500,000       1,558,125
    Tri-County Metropolitan Transportation District Light Rail Extension Series A
      6.000% 07/01/2012...................................................................      3,495,000       3,656,644
    Tualatin Hills Park & Recreation District
      5.700% 03/01/2009...................................................................      1,340,000       1,383,550
      5.750% 03/01/2010...................................................................        730,000         751,900
    Washington County Refunding
      6.200% 12/01/2007...................................................................      1,500,000       1,590,000
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Washington & Clackamas Counties
     School District #23J
     Tigard Refunding
      5.400% 01/01/2010...................................................................  $   1,720,000  $    1,735,050
    Washington County School District #48J Beaverton Series B
      6.150% 06/01/2008...................................................................      1,010,000       1,055,450
    Washington County School District #48J Beaverton Series C
      7.800% 06/01/2003...................................................................      1,200,000       1,390,500
                                                                                                           --------------
    Total Oregon General Obligation Bonds
     (Cost $79,453,688) ..................................................................                     81,801,506
                                                                                                           --------------
OREGON REVENUE BONDS (18.9%)
    Clackamas County Hospital Facility Authority Robison Jewish Home Project
      6.250% 10/01/2021...................................................................      2,000,000       2,002,500
    Clackamas County Hospital Facility Authority GNMA Collateral Jennings Lodge
      7.500% 10/20/2031...................................................................      1,030,000       1,108,537
    Clackamas County Housing Authority Multifamily Housing Easton Ridge Series A
      5.800% 12/01/2016...................................................................      2,255,000       2,260,637
    Deschutes County Hospital Facility Authority
      5.750% 01/01/2009...................................................................      1,670,000       1,713,837
    Deschutes Valley Water District
      5.875% 09/01/2005...................................................................      3,200,000       3,352,000
    Eugene Electric Utility
      5.800% 08/01/2008...................................................................      1,435,000       1,488,812
      5.800% 08/01/2009...................................................................      1,300,000       1,342,250
      5.750% 08/01/2011...................................................................        715,000         740,025
      6.000% 08/01/2011...................................................................      1,375,000       1,436,875
      5.750% 08/01/2016...................................................................      1,055,000       1,070,825
      5.000% 08/01/2017...................................................................      1,480,000       1,376,400
    Eugene Trojan Nuclear Project
      5.750% 09/01/1997...................................................................      1,500,000       1,505,040
      5.750% 09/01/1998...................................................................      1,500,000       1,503,810
    Gresham Sewer
      5.350% 06/01/2006...................................................................        860,000         886,875
    Gresham Stormwater
      6.100% 10/01/2009...................................................................      1,115,000       1,190,262
    Hillsboro Hospital Facility Authority
     Tuality Healthcare
      5.750% 10/01/2012...................................................................      2,375,000       2,357,187
    Lebanon Wastewater Refunding
      5.750% 06/01/2011...................................................................      1,225,000       1,234,188

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---------------------                                      ---------------------

                    -- COLUMBIA MUNICIPAL BOND FUND, INC. --
                    ----------------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

OREGON REVENUE BONDS (CONTINUED)

    Multnomah County Educational Facilities University Portland Project
      6.000% 04/01/2014...................................................................  $   1,375,000  $    1,419,688
    North Clackamas Parks & Recreation District Recreational Facilities
      5.700% 04/01/2013...................................................................      2,840,000       2,857,750
    Northern Wasco County
     People's Utility District Electric
      0.000% 02/01/2006...................................................................        610,000         385,825
      0.000% 02/01/2007...................................................................        585,000         344,419
      0.000% 02/01/2008...................................................................        610,000         332,450
      0.000% 02/01/2011...................................................................        500,000         220,000
    Oregon City Sewer
      6.500% 10/01/2007...................................................................        500,000         542,500
    Oregon Health, Housing, Educational & Cultural Facilities Authority
     Reed College Project Series A
      5.300% 07/01/2011...................................................................        500,000         492,500
    Oregon Housing Agency Mortgage
     Single-Family Mortgage Program Series A
      7.375% 07/01/2010...................................................................         35,000          36,138
    Oregon Housing & Community Services Department Housing Finance Assisted
     Insured Multi-Unit B
      6.800% 07/01/2013...................................................................      8,270,000       8,673,163
    Oregon Housing & Community Services Department Mortgage Single-Family
     Mortgage Program Series A
      6.800% 07/01/2016...................................................................      2,185,000       2,305,175
    Oregon Housing & Community Services Department Mortgage Single-Family
     Mortgage Program Series D
      6.700% 07/01/2013...................................................................      1,000,000       1,042,500
    Oregon Housing & Community Services Department Mortgage Single-Family Mortgage Program
     Series E
      6.750% 07/01/2016...................................................................      3,550,000       3,700,875
    Portland Hydroelectric Power
      6.800% 10/01/2004...................................................................        465,000         468,985
    Portland Parking Refunding
      6.375% 10/01/2012...................................................................      1,700,000       1,774,375
    Portland Sewer System Refunding Series A
      6.050% 06/01/2009...................................................................        535,000         573,119
      6.200% 06/01/2012...................................................................      5,540,000       5,851,625
      6.250% 06/01/2015...................................................................      3,730,000       3,930,488
    Portland Water System
      5.250% 08/01/2013...................................................................      2,000,000       1,980,000
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Prineville Sewer First Lien
      6.500% 07/01/2004...................................................................  $     500,000  $      538,125
      6.800% 07/01/2012...................................................................      1,050,000       1,148,438
    Reedsport Water
      7.000% 10/01/2014...................................................................        520,000         575,900
    South Fork Water Board First Lien
      5.450% 02/01/2014...................................................................      1,300,000       1,262,625
    Tri-County Metropolitan Transportation District Refunding Series A
      5.700% 08/01/2013...................................................................      3,000,000       3,033,750
    Washington County
     Unified Sewer Agency Series A
      6.200% 10/01/2010...................................................................      3,485,000       3,724,594
                                                                                                           --------------
    Total Oregon Revenue Bonds
     (Cost $70,827,798) ..................................................................                     73,785,067
                                                                                                           --------------
OREGON INSURED BONDS (31.8%)
    Central Oregon Community College District
      5.800% 06/01/2007...................................................................        760,000         797,050
    Chemeketa Community College District
      5.950% 06/01/2016...................................................................      1,600,000       1,652,000
    Clackamas County Health Facility Authority Revenue Refunding Adventist Health A
      6.350% 03/01/2009...................................................................      1,500,000       1,605,000
    Clackamas County School District #115 Gladstone
      6.150% 06/01/2014...................................................................      1,200,000       1,281,000
    Clatsop County Administrative School District #10
      5.875% 07/01/2012...................................................................        630,000         644,962
    Crook County School District
      4.900% 02/01/2009...................................................................      1,165,000       1,130,050
    Deschutes & Jefferson Counties School District #2J Redmond Refunding
      5.600% 06/01/2009...................................................................      1,000,000       1,026,250
    Hood River County School District
      5.650% 06/01/2008...................................................................      1,020,000       1,065,900
    Josephine County School District #7 Grants Pass
      5.700% 06/01/2013...................................................................      2,000,000       2,042,500
    Klamath County
      5.100% 06/01/2008...................................................................      1,015,000       1,031,494
      5.150% 06/01/2009...................................................................        700,000         708,750
    Lane County School District #19 Springfield
      6.150% 10/15/2009...................................................................      1,500,000       1,627,500
    Lane County School District #52 Bethel
      6.250% 12/01/2007...................................................................        580,000         647,425
      6.400% 12/01/2009...................................................................        750,000         829,687

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
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

OREGON INSURED BONDS (CONTINUED)

    Lincoln County School District
      6.000% 06/15/2006...................................................................  $     900,000  $      983,250
      6.000% 06/15/2007...................................................................      1,855,000       2,017,312
      6.000% 06/15/2008...................................................................      1,150,000       1,252,062
      6.000% 06/15/2009...................................................................      2,465,000       2,680,687
      5.600% 06/15/2010...................................................................      2,480,000       2,585,400
      5.250% 06/15/2012...................................................................      3,150,000       3,157,875
    Malheur County School District #26 Nyssa
      5.750% 06/01/2015...................................................................      1,910,000       1,955,363
    Marion & Linn County Elementary School District #77J Stayton
      6.250% 07/01/2013...................................................................      1,260,000       1,359,225
    Marion County School District #103C Woodburn Series B
      0.000% 11/01/2006...................................................................      2,000,000       1,272,500
      0.000% 11/01/2007...................................................................      2,000,000       1,205,000
      0.000% 11/01/2009...................................................................      2,500,000       1,343,750
      0.000% 11/01/2011...................................................................      1,710,000         812,250
    Medford Hospital Facility Authority Revenue Gross-Rogue Valley Health Services
      6.800% 12/01/2011...................................................................      1,320,000       1,427,250
    Morrow County School District #1
      6.000% 06/01/2006...................................................................        880,000         947,100
    Multnomah County School District #3 Parkrose
      5.400% 12/01/2005...................................................................      1,010,000       1,051,663
      5.700% 12/01/2008...................................................................      1,330,000       1,393,175
      5.700% 12/01/2009...................................................................      1,970,000       2,051,263
      5.500% 12/01/2010...................................................................        895,000         917,375
      5.500% 12/01/2011...................................................................      1,000,000       1,018,750
    Northern Oregon Corrections
      5.250% 09/15/2012...................................................................      1,000,000         995,000
      5.300% 09/15/2013...................................................................      1,000,000         993,750
    Ontario Oregon Catholic Health
     Holy Rosary Medical Center
      5.500% 11/15/2012...................................................................      1,500,000       1,511,250
    Oregon Health Sciences University Revenue Series A
      0.000% 07/01/2009...................................................................      1,530,000         822,375
      0.000% 07/01/2012...................................................................      1,315,000         585,175
      0.000% 07/01/2014...................................................................      2,495,000         982,406
      0.000% 07/01/2015...................................................................      4,325,000       1,594,844
    Oregon Health Sciences University Revenue Series B
      4.875% 07/01/2007...................................................................      1,695,000       1,682,288
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Oregon Department of General Services Certificates Participation Series C
      5.800% 03/01/2015...................................................................  $     840,000  $      849,450
    Oregon Department of Administrative Services Certificates Participation Series A
      5.375% 11/01/2004...................................................................      1,500,000       1,560,000
      5.250% 05/01/2008...................................................................      4,950,000       5,036,625
      5.300% 05/01/2008...................................................................        750,000         767,813
      5.250% 11/01/2009...................................................................      2,460,000       2,484,600
      5.700% 05/01/2015...................................................................      1,000,000       1,013,750
      5.375% 11/01/2016...................................................................      4,260,000       4,190,775
    Oregon Department of Administrative Services Certificates Participation Series B
      5.500% 11/01/2011...................................................................      1,635,000       1,665,656
    Oregon Department of Administrative Services Certificates Participation Series C
      5.500% 05/01/2011...................................................................      2,000,000       2,035,000
    Oregon Health, Housing, Educational & Cultural Facilities Authority
     Lewis & Clark College
      6.000% 10/01/2013...................................................................        965,000       1,016,869
    Port of Portland Airport Revenue Portland International Airport Series 7-A
      6.500% 07/01/2004...................................................................        500,000         537,500
      6.750% 07/01/2015...................................................................      2,895,000       3,130,219
    Port of Portland Airport Revenue Series 9-A
      5.500% 07/01/2006...................................................................        500,000         516,250
    Portland Arena Gas Tax Revenue
      0.000% 06/01/2016...................................................................      1,100,000         360,250
      0.000% 06/01/2017...................................................................      1,420,000         433,100
    Portland Gas Tax Revenue Series A
      5.800% 06/01/2016...................................................................      1,625,000       1,657,500
    Portland Sewer System Revenue Series A
      6.000% 10/01/2012...................................................................      2,180,000       2,294,450
    Salem-Keizer School District #24J
      5.400% 06/01/2006...................................................................      1,000,000       1,032,500
    Salem Pedestrian Safety Improvements
      5.400% 05/01/2009...................................................................      1,000,000       1,018,750
    Salem Water & Sewer
      6.000% 06/01/2005...................................................................      1,080,000       1,171,800
    Tillamook County
      6.250% 01/01/2014...................................................................        960,000       1,032,000
      5.700% 01/15/2016...................................................................        700,000         710,500
    Umatilla County School District #8R Hermiston
      6.000% 12/01/2010...................................................................        695,000         736,700
    Union Health District
      5.750% 02/01/2010...................................................................      1,070,000       1,091,400

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
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

OREGON INSURED BONDS (CONTINUED)

    Washington County School District #13
      5.350% 06/01/2011...................................................................  $     355,000  $      358,550
      5.350% 06/01/2012...................................................................        440,000         442,200
      5.400% 06/01/2013...................................................................        485,000         487,425
    Washington County School District #48J Beaverton Series A
      5.200% 12/01/2009...................................................................      1,740,000       1,755,225
    Washington County School District #88J Sherwood
      6.100% 06/01/2012...................................................................      1,000,000       1,066,250
    Washington County Unified Sewer Agency Revenue Series A
      0.000% 10/01/2003...................................................................      1,000,000         745,000
      0.000% 10/01/2005...................................................................      5,230,000       3,491,025
      5.900% 10/01/2006...................................................................      3,730,000       3,953,800
      0.000% 10/01/2007...................................................................      4,835,000       2,894,956
      6.125% 10/01/2012...................................................................      8,010,000       8,500,613
      5.400% 10/01/2012...................................................................        520,000         526,500
    Western Lane Hospital District Facility Authority Revenue Refunding
     Sisters St. Joseph Peace
      5.625% 08/01/2007...................................................................      2,080,000       2,181,400
    Yamhill County School District #29J Newberg
      5.500% 06/01/2010...................................................................      1,405,000       1,433,100
      6.100% 06/01/2011...................................................................      3,355,000       3,585,656
    Yamhill County School District #40 McMinnville
      6.000% 06/01/2009...................................................................        500,000         540,625
      5.350% 06/01/2010...................................................................        500,000         508,125
      5.600% 06/01/2016...................................................................        500,000         505,625
                                                                                                           --------------
    Total Oregon Insured Bonds
     (Cost $119,655,744) .................................................................                    124,007,438
                                                                                                           --------------
OREGON PRE-REFUNDED BONDS (4.0%)
    Clackamas County Hospital Facility Authority Elderly Housing Willamette View Income
     Project
      7.000% 11/15/2011...................................................................        470,000         525,812
    Clackamas County School District #1
      6.250% 07/01/2002...................................................................        925,000         986,281
      6.300% 07/01/2003...................................................................        700,000         748,125
      6.500% 07/01/2004...................................................................      1,235,000       1,329,169
      6.500% 07/01/2005...................................................................      1,355,000       1,458,319
      6.500% 07/01/2006...................................................................      1,485,000       1,598,231
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Clackamas County School District #7J
     Lake Oswego Series A
      7.000% 06/15/2008...................................................................  $   1,250,000  $    1,343,750
      7.100% 06/15/2010...................................................................        750,000         808,125
    Clackamas County School District #12 North Clackamas
      6.500% 06/01/2005...................................................................      1,000,000       1,061,250
      6.500% 06/01/2007...................................................................      1,455,000       1,544,119
    Oregon Department of General Services Certificates Participation Series A
      7.200% 01/15/2015...................................................................      1,100,000       1,196,250
    Oregon Department of General Services Certificates Participation Series B
      7.200% 01/15/2015...................................................................        670,000         728,625
    Oregon Housing, Educational & Cultural Facilities Authority Reed College Project
     Series A
      6.350% 07/01/2002...................................................................        320,000         347,200
      6.400% 07/01/2003...................................................................        280,000         304,500
    Portland Airport Way Urban Renewal & Redevelopment Tax Increment Series A
      7.300% 06/01/2010...................................................................      1,400,000       1,515,500
                                                                                                           --------------
    Total Oregon Pre-Refunded Bonds
     (Cost $14,285,035) ..................................................................                     15,495,256
                                                                                                           --------------
OREGON OTHER BONDS (2.7%)
    Grants Pass Urban Renewal Agency Tax Increment
      6.125% 08/01/2012...................................................................        750,000         764,062
    Hood River Urban Renewal Agency Revenue
      6.250% 12/15/2011...................................................................      1,250,000       1,314,062
    Lane County School District #4J Eugene Certificates Participation
      6.900% 10/01/2000...................................................................        500,000         538,125
    Lebanon Special Obligation Revenue Refunding Lease Water
      5.400% 10/01/2013...................................................................        755,000         741,787
    Medford Urban Renewal Agency Tax Revenue
      5.875% 09/01/2010...................................................................        500,000         508,125
    Newberg Certificates Participation
      5.900% 12/01/1998...................................................................        365,000         371,844
      6.000% 12/01/1999...................................................................        390,000         402,188
      6.100% 12/01/2000...................................................................        410,000         427,425
      6.200% 12/01/2001...................................................................        410,000         432,550
    Portland Building Refunding Series A
      4.750% 04/01/2007...................................................................      2,000,000       1,980,000

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
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

OREGON OTHER BONDS (CONTINUED)

    Portland Airport Way Urban Renewal & Redevelopment Tax Increment Series C
      5.900% 06/01/2006...................................................................  $     860,000  $      904,075
    Portland Urban Renewal & Redevelopment Refunding, Downtown Waterfront Series L
      6.400% 06/01/2008...................................................................      2,085,000       2,225,738
                                                                                                           --------------
    Total Oregon Other Bonds
     (Cost $10,105,889) ..................................................................                     10,609,981
                                                                                                           --------------
OTHER BONDS (6.3%)
    Puerto Rico Commonwealth
      6.250% 07/01/2008...................................................................      1,000,000       1,115,000
    Puerto Rico Commonwealth Public Improvements
      6.250% 07/01/2009...................................................................      3,000,000       3,341,250
      6.250% 07/01/2013...................................................................      1,000,000       1,115,000
    Puerto Rico Commonwealth Aqueduct & Sewer Authority
      5.200% 07/01/2008...................................................................      1,000,000       1,021,250
    Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Series A
      9.000% 07/01/2009...................................................................      5,705,000       7,223,956
    Puerto Rico Commonwealth Public Buildings Authority
      5.000% 07/01/2013...................................................................      3,130,000       3,020,450
    Puerto Rico Housing Finance Corp. Single Family Mortgage Revenue Portfolio 1 Series B
      7.500% 10/15/2012...................................................................      1,040,000       1,092,000
    Puerto Rico Housing Finance Corp. Single Family Mortgage Revenue Portfolio 1 Series C
      6.750% 10/15/2013...................................................................        710,000         747,275
    Puerto Rico Housing Finance Corp. Multi Family Mortgage Revenue Portfolio A-1
      7.500% 04/01/2022...................................................................      1,680,000       1,766,100
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    Puerto Rico Industrial, Medical & Environmental Pollution Control Facilities Financing
     Authority Revenue FHA Insured Mortgage Dr. Pila Hospital Project-A
      7.700% 08/01/2008...................................................................  $   2,000,000  $    2,117,500
    Puerto Rico Housing Bank & Finance Agency Single Family Mortgage Revenue FHA
     Homeownership 5th Portfolio
      7.500% 12/01/2015...................................................................        610,000         661,850
    Virgin Islands Public Finance Authority Revenue Unrefunded Balance Series A
      7.300% 10/01/2018...................................................................      1,185,000       1,461,994
                                                                                                           --------------
    Total Other Bonds
     (Cost $23,619,472) ..................................................................                     24,683,625
                                                                                                           --------------
    Total investments, excluding temporary cash investment
     (Cost $365,079,709) .................................................................                    379,660,404
                                                                                                           --------------
TAX-EXEMPT MONEY MARKET INVESTMENT (1.5%)
    SEI Tax Exempt Trust
     (Cost 5,792,640) ....................................................................      5,792,640       5,792,640
                                                                                                           --------------
TOTAL INVESTMENTS (98.9%)
 (Cost $370,872,349)......................................................................                    385,453,044
RECEIVABLE LESS LIABILITIES (1.1%)........................................................                      4,220,201
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $  389,673,245
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

                  The accompanying notes are an integral part
                          of the financial statements.

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                      -- COLUMBIA HIGH YIELD FUND, INC. --
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
June 30, 1997                                                                                 PRINCIPAL
(Unaudited)                                                                                    AMOUNT         VALUE(1)
                                                                                            -------------  --------------
CORPORATE BONDS (96.3%)
  INDUSTRIAL (1.5%)
    BUSINESS SERVICES (1.5%)
      Pierce Leahy Corp.
       Senior Subordinated Notes
       11.125% 07/15/2006.................................................................  $     500,000  $      545,000
                                                                                                           --------------
  BASIC INDUSTRY (8.4%)
    CHEMICALS (4.2%)
      Freeport-McMoRan Resource Partners L.P. Senior Subordinated Notes
        8.750% 02/15/2004.................................................................        700,000         712,250
      ICO, Inc. (144A)
       Senior Notes
       10.375% 06/01/2007.................................................................        750,000         768,750
                                                                                                           --------------
                                                                                                                1,481,000
                                                                                                           --------------
    FOREST PRODUCTS (2.1%)
      Crown Paper Co.
       Senior Subordinated Notes
       11.000% 09/01/2005.................................................................        750,000         746,250
                                                                                                           --------------
    METALS/MINING (2.1%)
      Ryerson Tull, Inc.
       Notes
        8.500% 07/15/2001.................................................................        750,000         753,750
                                                                                                           --------------
    Total Basic Industry .................................................................                      2,981,000
                                                                                                           --------------
  CONSUMER RELATED (20.1%)
    HOTEL/GAMING (10.6%)
      California Hotel Finance Corp.
       Guaranteed Senior Subordinated Notes
       11.000% 12/01/2002.................................................................        500,000         526,250
      HMH Properties, Inc.
       Senior Secured Note
        9.500% 05/15/2005.................................................................        600,000         624,000
      Hilton Hotels Corp.
       Senior Notes
        7.375% 06/01/2002.................................................................        500,000         503,585
      La Quinta Inns, Inc.
       Senior Subordinated Notes
        9.250% 05/15/2003.................................................................        900,000         933,750
      Rio Hotel & Casino, Inc.
       Senior Subordinated Notes
        9.500% 04/15/2007.................................................................        450,000         463,500
      Station Casinos, Inc.
       Senior Subordinated Notes
        9.625% 06/01/2003.................................................................        740,000         732,600
                                                                                                           --------------
                                                                                                                3,783,685
                                                                                                           --------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
    HEALTHCARE (7.1%)
      Abbey Healthcare Group, Inc.
       Senior Subordinated Notes
        9.500% 11/01/2002.................................................................  $     850,000  $      875,500
      HEALTHSOUTH Rehabilitation Corp.
       Senior Subordinated Notes
        9.500% 04/01/2001.................................................................        300,000         315,000
      Quorum Health Group, Inc.
       Senior Subordinated Notes
        8.750% 11/01/2005.................................................................        650,000         672,750
      Tenet Healthcare Corp.
       Senior Subordinated Notes
       10.125% 03/01/2005.................................................................        600,000         655,500
                                                                                                           --------------
                                                                                                                2,518,750
                                                                                                           --------------
    OTHER (2.4%)
      Westpoint Stevens, Inc.
       Senior Subordinated Debenture
        9.375% 12/15/2005.................................................................        800,000         836,000
                                                                                                           --------------
    Total Consumer Related ...............................................................                      7,138,435
                                                                                                           --------------
  ENERGY (8.2%)
      Gulf Canada Resources Ltd.
       Subordinated Debentures
        9.625% 07/01/2005.................................................................        500,000         537,500
      Kelley Oil & Gas Corp.
       Series B Senior Subordinated Notes
       10.375% 10/15/2006.................................................................        600,000         618,000
      Maxus Energy Corp.
       Notes
        9.875% 10/15/2002.................................................................        750,000         790,275
      Nuevo Energy Co.
       Senior Subordinated Notes
        9.500% 04/15/2006.................................................................        500,000         520,000
      Santa Fe Energy Resource, Inc.
       Senior Subordinated Debentures
       11.000% 05/15/2004.................................................................        400,000         436,000
                                                                                                           --------------
    Total Energy .........................................................................                      2,901,775
                                                                                                           --------------
  HOUSING RELATED (3.6%)
      USG Corp.
       Series B Senior Notes
        9.250% 09/15/2001.................................................................        500,000         528,750
      Webb (Del E.) Corp.
       Senior Subordinated Notes
        9.750% 01/15/2008.................................................................        750,000         757,500
                                                                                                           --------------
    Total Housing Related ................................................................                      1,286,250
                                                                                                           --------------

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                      -- COLUMBIA HIGH YIELD FUND, INC. --
                      ------------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

CORPORATE BONDS (CONTINUED)

  MANUFACTURING (13.3%)
      Hayes Wheels International, Inc. (144A)
       Senior Subordinated Notes
        9.125% 07/15/2007.................................................................  $     800,000  $      800,000
      Mark IV Industries, Inc.
       Senior Subordinated Notes
        7.750% 04/01/2006.................................................................        500,000         496,785
      Polymer Group, Inc. (144A)
       Senior Subordinated Notes
        9.000% 07/01/2007.................................................................        500,000         491,955
      Rohr, Inc.
       Senior Note
       11.625% 05/15/2003.................................................................        600,000         669,000
      Silgan Holdings, Inc. (144A)
       Senior Subordinated Debentures
        9.000% 06/01/2009.................................................................        750,000         757,500
      Titan Wheel International, Inc.
       Senior Subordinated Notes
        8.750% 04/01/2007.................................................................        700,000         714,000
      Tracor, Inc.
       Senior Subordinated Notes
        8.500% 03/01/2007.................................................................        800,000         810,000
                                                                                                           --------------
    Total Manufacturing ..................................................................                      4,739,240
                                                                                                           --------------
  MEDIA (22.0%)
      Chancellor Radio Broadcasting Co.
       Senior Subordinated Notes
        9.375% 10/01/2004.................................................................        250,000         256,250
      Cinemark USA, Inc.
       Series B Senior Subordinated Notes
        9.625% 08/01/2008.................................................................        600,000         618,000
      Heritage Media Corp.
       Senior Subordinated Notes
        8.750% 02/15/2006.................................................................        750,000         768,750
      Hollinger International Publishing, Inc.
       Senior Notes
        8.625% 03/15/2005.................................................................        700,000         708,750
      Jacor Communications Co. (144A)
       Senior Subordinated Notes
        8.750% 06/15/2007.................................................................        750,000         738,750
      Jones Intercable, Inc.
       Senior Notes
        8.875% 04/01/2007.................................................................        700,000         714,000
      Lamar Advertising Co.
       Senior Subordinated Notes
        9.625% 12/01/2006.................................................................        750,000         765,000
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------
      Lenfest Communications, Inc.
       Senior Secured Notes
        8.375% 11/01/2005.................................................................  $     500,000  $      492,500
      Outdoor Systems, Inc.
       Senior Subordinated Notes
        9.375% 10/15/2006.................................................................        750,000         753,750
      SFX Broadcasting, Inc.
       Series B Senior Subordinated Notes
       10.750% 05/15/2006.................................................................        750,000         810,000
      Viacom, Inc.
       Subordinated Debenture
        8.000% 07/07/2006.................................................................        650,000         630,500
      Young Broadcasting, Inc.
       Guaranteed Senior Subordinated Notes
       11.750% 11/15/2004.................................................................        500,000         552,500
                                                                                                           --------------
    Total Media ..........................................................................                      7,808,750
                                                                                                           --------------
  RETAIL (3.1%)
      Ethan Allen, Inc.
       Senior Notes
        8.750% 03/15/2001.................................................................        600,000         618,000
      Specialty Retailers, Inc. (144A)
       Senior Notes
        8.500% 07/15/2005.................................................................        500,000         500,000
                                                                                                           --------------
    Total Retail .........................................................................                      1,118,000
                                                                                                           --------------
  TRANSPORTATION (2.1%)
      Teekay Shipping Corp.
       Guaranteed 1st Preferred Ship
       Mortgage Notes
        8.320% 02/01/2008.................................................................        750,000         753,750
                                                                                                           --------------
  UTILITY (9.3%)
    ELECTRICS (5.0%)
      AES Corp.
       Senior Subordinated Notes
       10.250% 07/15/2006.................................................................        800,000         870,000
      California Energy, Inc.
       Senior Secured Note
        9.875% 06/30/2003.................................................................        850,000         904,544
                                                                                                           --------------
                                                                                                                1,774,544
                                                                                                           --------------
    TELECOMMUNICATIONS (4.3%)
      MFS Communications, Inc.
       Senior Discount Notes
       Step-up Coupon
        0.000% to 01/15/2001, then 8.875% to 01/15/2006...................................      1,000,000         791,790

                                       -

                            SCHEDULE OF INVESTMENTS
       -----------------------------------------------------------------

                                     [LOGO]
------------------------                                ------------------------

                      -- COLUMBIA HIGH YIELD FUND, INC. --
                      ------------------------------------

                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

CORPORATE BONDS (CONTINUED)

      Paging Network, Inc.
       Senior Subordinated Notes
       10.000% 10/15/2008.................................................................  $     750,000  $      728,438
                                                                                                           --------------
                                                                                                                1,520,228
                                                                                                           --------------
    Total Utilities ......................................................................                      3,294,772
                                                                                                           --------------
  YANKEE (4.7%)
      Argentina Republic
       Unsubordinated Global Bond
       11.000% 10/09/2006.................................................................        750,000         834,375
      Mexico-United Mexican States
       Global Bonds
       11.375% 09/15/2016.................................................................        750,000         844,125
                                                                                                           --------------
    Total Yankee .........................................................................                      1,678,500
                                                                                                           --------------
    Total investments, excluding temporary cash investment
     (Cost $33,468,049) ..................................................................                     34,245,472
                                                                                                           --------------
                                                                                              PRINCIPAL
                                                                                               AMOUNT         VALUE(1)
                                                                                            -------------  --------------

REPURCHASE AGREEMENT (2.2%)
    Goldman Sachs Corp.
     5.891% dated 06/30/1997,
     due 07/01/1997 in the
     amount of $769,953.
     Collateralized by U.S. Treasury Bond
     6.250% due 08/15/2023,
     U.S. Treasury Note
     5.750% due 08/15/2003.
     (Cost $769,828)......................................................................  $     769,828  $      769,828
                                                                                                           --------------
TOTAL INVESTMENTS (98.5%)
 (Cost $34,237,877).......................................................................                     35,015,300
RECEIVABLES LESS LIABILITIES (1.5%).......................................................                        546,368
                                                                                                           --------------
NET ASSETS (100.0%).......................................................................                 $   35,561,668
                                                                                                           --------------
                                                                                                           --------------

(1) See Note 1 of Notes to Financial Statements.

                  The accompanying notes are an integral part
                          of the financial statements.

                                       -

                      STATEMENTS OF ASSETS AND LIABILITIES
       -----------------------------------------------------------------

                                                                COLUMBIA       COLUMBIA          COLUMBIA            COLUMBIA
June 30, 1997                                                 COMMON STOCK      GROWTH      INTERNATIONAL STOCK      SPECIAL
(Unaudited)                                                    FUND, INC.     FUND, INC.        FUND, INC.          FUND, INC.
                                                              ------------  --------------  -------------------   --------------
ASSETS:
  Investments at identified cost............................  $491,243,573  $  910,273,825     $125,339,177       $1,237,360,211(2)
------------------------------------------------------------  ------------  --------------  -------------------   --------------
  Investments at value (Notes 1 and 2)......................  $611,938,013  $1,165,655,384     $156,691,701       $1,363,819,640(2)
  Temporary cash investments, at cost (Note 1)..............   71,289,433       40,839,060       11,633,460          116,792,100
  Cash......................................................                                        952,754
  Cash denominated in foreign currencies (cost $144,242)
   (Note 1).................................................                                        143,790
  Receivable for:
    Interest................................................      230,132          174,881           56,739              434,956
    Dividends...............................................      693,331        1,259,534          312,115              539,867
    Investments sold........................................    6,813,212       11,457,122        4,292,031           12,461,377
    Capital stock sold......................................      208,408          623,579          767,078              914,043
                                                              ------------  --------------  -------------------   --------------
  Total assets..............................................  691,172,529    1,220,009,560      174,849,668        1,494,961,983
                                                              ------------  --------------  -------------------   --------------
LIABILITIES:
  Payable for:
    Capital stock redeemed..................................    2,948,610        1,854,089          355,472            6,178,126
    Dividends and distributions.............................       30,150
    Investments purchased...................................   13,668,282                         5,072,589           16,370,800
    Investment management fee (Note 4)......................      328,468          568,280          134,082            1,011,447
    Accrued expenses........................................      125,056          196,123           57,160              246,927
                                                              ------------  --------------  -------------------   --------------
  Total liabilities.........................................   17,100,566        2,618,492        5,619,303           23,807,300
                                                              ------------  --------------  -------------------   --------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES.................  $674,071,963  $1,217,391,068     $169,230,365       $1,471,154,683
                                                              ------------  --------------  -------------------   --------------
                                                              ------------  --------------  -------------------   --------------
Net assets consist of:
  Undistributed net investment income.......................  $ 1,399,513   $    5,411,763     $    362,144       $      576,070
  Unrealized appreciation (depreciation) on:
    Investments.............................................  120,694,440      255,381,559       31,352,524          126,459,429
    Translation of assets and liabilities in foreign
     currencies.............................................                                        (20,785)
  Undistributed net realized gain (loss) from:
    Investments.............................................   28,559,478       78,609,578        8,295,759           63,553,874
    Foreign currency transactions...........................                                        (33,851)
  Capital shares (Note 3)...................................                       344,892                               689,777
  Capital paid in (Note 3)..................................  523,418,532      877,643,276      129,274,574        1,279,875,533
                                                              ------------  --------------  -------------------   --------------
                                                              $674,071,963  $1,217,391,068     $169,230,365       $1,471,154,683
                                                              ------------  --------------  -------------------   --------------
                                                              ------------  --------------  -------------------   --------------
SHARES OF CAPITAL STOCK OUTSTANDING (NOTE 3)................   30,249,024       34,489,204       10,374,021           68,977,673
                                                              ------------  --------------  -------------------   --------------
                                                              ------------  --------------  -------------------   --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 (1)........................................................  $     22.28   $        35.30     $      16.31       $        21.33
                                                              ------------  --------------  -------------------   --------------
                                                              ------------  --------------  -------------------   --------------

(1) The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.

(2) Including $65,719,076 of investments at identified cost and $75,240,875 of investments at value of affiliated issuers (Note 1).

    The accompanying notes are an integral part of the financial statements.

                                       -

                      STATEMENTS OF ASSETS AND LIABILITIES
       -----------------------------------------------------------------

                                                               COLUMBIA    COLUMBIA REAL     COLUMBIA      COLUMBIA
June 30, 1997                                                  SMALL CAP   ESTATE EQUITY     BALANCED    DAILY INCOME
(Unaudited)                                                   FUND, INC.    FUND, INC.      FUND, INC.     COMPANY
                                                              -----------  -------------   ------------  ------------
ASSETS:
  Investments at identified cost............................  $37,284,985  $ 82,512,362    $644,681,728  $870,210,086
------------------------------------------------------------  -----------  -------------   ------------  ------------
  Investments at value (Notes 1 and 2)......................  $43,642,003  $ 96,647,382    $751,273,559  $870,210,086
  Temporary cash investments, at cost (Note 1)..............    1,035,675    10,289,790      14,247,434
  Cash......................................................                                                 300,000
  Receivable for:
    Interest................................................        8,365        44,489       4,812,052        7,983
    Dividends...............................................       11,689       516,455         466,457
    Investments sold........................................      997,897(2)    1,441,261    33,569,343
    Capital stock sold......................................      134,223       664,040         524,282      962,151
                                                              -----------  -------------   ------------  ------------
  Total assets..............................................   45,829,852   109,603,417     804,893,127  871,480,220
                                                              -----------  -------------   ------------  ------------
LIABILITIES:
  Payable for:
    Capital stock redeemed..................................       48,646       293,791         463,265    9,593,716
    Dividends and distributions.............................                    124,954          95,291
    Investments purchased...................................      479,940                    41,272,736
    Securities sold short, at market (Proceeds $1,785,039)
     (Note 1)...............................................    1,872,222
    Investment management fee (Note 4)......................       34,016        65,381         311,584      343,759
    Accrued expenses........................................       15,427        21,151         162,038      169,018
                                                              -----------  -------------   ------------  ------------
  Total liabilities.........................................    2,450,251       505,277      42,304,914   10,106,493
                                                              -----------  -------------   ------------  ------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES.................  $43,379,601  $109,098,140    $762,588,213  $861,373,727
                                                              -----------  -------------   ------------  ------------
                                                              -----------  -------------   ------------  ------------
Net assets consist of:
  Undistributed net investment income (loss)................  $   (83,916) $     17,098    $  1,133,453
  Unrealized appreciation on investments....................    6,269,835    14,135,020     106,591,831
  Undistributed net realized gain (loss) from investments...     (353,196)    2,259,880       9,016,577
  Capital shares (Note 3)...................................                                             $   861,374
  Capital paid in (Note 3)..................................   37,546,878    92,686,142     645,846,352  860,512,353
                                                              -----------  -------------   ------------  ------------
                                                              $43,379,601  $109,098,140    $762,588,213  $861,373,727
                                                              -----------  -------------   ------------  ------------
                                                              -----------  -------------   ------------  ------------
SHARES OF CAPITAL STOCK OUTSTANDING (NOTE 3)................    2,935,845     6,350,557      34,504,657  861,373,727
                                                              -----------  -------------   ------------  ------------
                                                              -----------  -------------   ------------  ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 (1)........................................................  $     14.78  $      17.18    $      22.10  $      1.00
                                                              -----------  -------------   ------------  ------------
                                                              -----------  -------------   ------------  ------------

(1) The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.

(2) Including receivable from broker for securites sold short of $349,518.

    The accompanying notes are an integral part of the financial statements.

                                       -

                      STATEMENTS OF ASSETS AND LIABILITIES
       -----------------------------------------------------------------

                                                                  COLUMBIA U.S.        COLUMBIA FIXED        COLUMBIA
June 30, 1997                                                 GOVERNMENT SECURITIES   INCOME SECURITIES   MUNICIPAL BOND
(Unaudited)                                                        FUND, INC.            FUND, INC.         FUND, INC.
                                                              ---------------------   -----------------   --------------
ASSETS:
  Investments at identified cost............................       $38,152,679          $344,554,201       $365,079,709
------------------------------------------------------------  ---------------------   -----------------   --------------
  Investments at value (Notes 1 and 2)......................       $38,113,474          $346,392,354       $379,660,404
  Temporary cash investments, at cost (Note 1)..............           882,798            20,169,006          5,792,640
  Receivable for:
    Interest................................................           778,777             3,972,989          5,103,230
    Investments sold........................................                              35,792,841
    Capital stock sold......................................               575               658,458              4,463
                                                              ---------------------   -----------------   --------------
  Total assets..............................................        39,775,624           406,985,648        390,560,737
                                                              ---------------------   -----------------   --------------
LIABILITIES:
  Payable for:
    Capital stock redeemed..................................           260,742               362,399            365,247
    Dividends and distributions.............................            13,958               391,257            318,146
    Investments purchased...................................                              38,289,807
    Investment management fee (Note 4)......................            16,260               150,412            159,830
    Accrued expenses........................................            19,702                89,253             44,269
                                                              ---------------------   -----------------   --------------
  Total liabilities.........................................           310,662            39,283,128            887,492
                                                              ---------------------   -----------------   --------------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES.................       $39,464,962          $367,702,520       $389,673,245
                                                              ---------------------   -----------------   --------------
                                                              ---------------------   -----------------   --------------
Net assets consist of:
  Unrealized appreciation (depreciation) on investments.....       $   (39,205)         $  1,838,153       $ 14,580,695
  Undistributed net realized gain (loss) from investments...          (410,518)           (1,850,141)           716,972
  Capital shares (Note 3)...................................            47,954               281,292            319,809
  Capital paid in (Note 3)..................................        39,866,731           367,433,216        374,055,769
                                                              ---------------------   -----------------   --------------
                                                                   $39,464,962          $367,702,520       $389,673,245
                                                              ---------------------   -----------------   --------------
                                                              ---------------------   -----------------   --------------
SHARES OF CAPITAL STOCK OUTSTANDING (NOTE 3)................         4,795,408            28,129,175         31,980,870
                                                              ---------------------   -----------------   --------------
                                                              ---------------------   -----------------   --------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 (1)........................................................       $      8.23          $      13.07       $      12.18
                                                              ---------------------   -----------------   --------------
                                                              ---------------------   -----------------   --------------

                                                               COLUMBIA
June 30, 1997                                                 HIGH YIELD
(Unaudited)                                                   FUND, INC.
                                                              -----------
ASSETS:
  Investments at identified cost............................  $33,468,049
------------------------------------------------------------  -----------
  Investments at value (Notes 1 and 2)......................  $34,245,472
  Temporary cash investments, at cost (Note 1)..............      769,828
  Receivable for:
    Interest................................................      702,095
    Investments sold........................................      420,500
    Capital stock sold......................................       22,656
                                                              -----------
  Total assets..............................................   36,160,551
                                                              -----------
LIABILITIES:
  Payable for:
    Capital stock redeemed..................................       41,954
    Dividends and distributions.............................       31,029
    Investments purchased...................................      491,955
    Investment management fee (Note 4)......................       17,591
    Accrued expenses........................................       16,354
                                                              -----------
  Total liabilities.........................................      598,883
                                                              -----------
NET ASSETS APPLICABLE TO OUTSTANDING SHARES.................  $35,561,668
                                                              -----------
                                                              -----------
Net assets consist of:
  Unrealized appreciation (depreciation) on investments.....  $   777,423
  Undistributed net realized gain (loss) from investments...      688,964
  Capital shares (Note 3)...................................
  Capital paid in (Note 3)..................................   34,095,281
                                                              -----------
                                                              $35,561,668
                                                              -----------
                                                              -----------
SHARES OF CAPITAL STOCK OUTSTANDING (NOTE 3)................    3,518,965
                                                              -----------
                                                              -----------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 (1)........................................................  $     10.11
                                                              -----------
                                                              -----------

(1) The net asset value per share is computed by dividing net assets applicable to outstanding shares by shares of capital stock outstanding.

    The accompanying notes are an integral part of the financial statements.

                                       -

                            STATEMENTS OF OPERATIONS
       -----------------------------------------------------------------

                                                                                             COLUMBIA
                                                           COLUMBIA       COLUMBIA         INTERNATIONAL      COLUMBIA
Six Months Ended June 30, 1997                           COMMON STOCK      GROWTH              STOCK          SPECIAL
(Unaudited)                                               FUND, INC.     FUND, INC.         FUND, INC.       FUND, INC.
                                                         ------------   ------------      ---------------   ------------
INVESTMENT INCOME:
  Income:
    Interest...........................................  $   914,892    $  1,247,007      $   235,716       $  2,044,659
    Dividends..........................................    5,658,723       6,230,575        1,399,555          5,696,465(1)
    Foreign taxes withheld (net of reclaims)...........                                      (167,658)
                                                         ------------   ------------      ---------------   ------------
      Total income.....................................    6,573,615       7,477,582        1,467,613          7,741,124
                                                         ------------   ------------      ---------------   ------------
  Expenses:
    Investment management fees (Note 4)................    1,786,129       3,243,832          692,286          6,153,546
    Shareholder servicing costs (Note 4)...............      342,401         498,308          184,092            686,690
    Reports to shareholders............................       49,947         139,248           40,842            162,850
    Accounting expense.................................       15,319          13,324           53,455             25,541
    Financial information and subscriptions............        4,235           9,018            5,555             12,980
    Custodian fees.....................................       11,907          22,619           78,627             29,919
    Bank transaction and checking fees.................        9,369          15,586           24,210             34,154
    Registration fees..................................       24,066          26,209           13,004             24,088
    Legal, insurance and auditing fees.................       17,883          23,424           16,557             27,874
    Other..............................................        3,355           5,960              726              7,412
                                                         ------------   ------------      ---------------   ------------
      Total expenses...................................    2,264,611       3,997,528        1,109,354          7,165,054
                                                         ------------   ------------      ---------------   ------------
  Net investment income (Note 1).......................    4,309,004       3,480,054          358,259            576,070
                                                         ------------   ------------      ---------------   ------------
REALIZED GAIN AND UNREALIZED APPRECIATION
 (DEPRECIATION) FROM INVESTMENT AND FOREIGN CURRENCY
 TRANSACTIONS:
  Net realized gain from:
    Investments (Note 2)...............................   28,501,091      79,555,263        8,901,175         64,383,451(2)
    Foreign currency transactions (Note 1).............                                       171,197
                                                         ------------   ------------      ---------------   ------------
      Net realized gain................................   28,501,091      79,555,263        9,072,372         64,383,451
                                                         ------------   ------------      ---------------   ------------
  Net unrealized appreciation (depreciation) on:
    Investments (Note 1)...............................   59,806,331      74,114,406       14,709,406         38,176,351
    Translation of assets and liabilities in foreign
     currencies (Note 1)...............................                                      (212,452)
                                                         ------------   ------------      ---------------   ------------
      Net unrealized appreciation during the period....   59,806,331      74,114,406       14,496,954         38,176,351
                                                         ------------   ------------      ---------------   ------------
  Net gain on investment and foreign currency
   transactions (Note 1)...............................   88,307,422     153,669,669       23,569,326        102,559,802
                                                         ------------   ------------      ---------------   ------------
  Net increase in net assets resulting from
   operations..........................................  $92,616,426    $157,149,723      $23,927,585       $103,135,872
                                                         ------------   ------------      ---------------   ------------
                                                         ------------   ------------      ---------------   ------------

(1) Including $52,500 received from affiliated issuers (Note 1).

(2) Including $8,995,835 net realized loss from transactions in affiliated issuers (Note 1).

    The accompanying notes are an integral part of the financial statements.

                                       -

                            STATEMENTS OF OPERATIONS
       -----------------------------------------------------------------

                                                                                 COLUMBIA
                                                                COLUMBIA       REAL ESTATE       COLUMBIA      COLUMBIA
Six Months Ended June 30, 1997                                  SMALL CAP      EQUITY FUND,      BALANCED    DAILY INCOME
(Unaudited)                                                    FUND, INC.          INC.         FUND, INC.     COMPANY
                                                              -------------  ----------------  ------------  ------------
INVESTMENT INCOME:
  Income:
    Interest................................................   $   122,017      $  307,659     $ 12,843,274   $24,074,040
    Dividends...............................................        44,403       2,226,627        3,327,791
                                                              -------------  ----------------  ------------  ------------
      Total income..........................................       166,420       2,534,286       16,171,065   24,074,040
                                                              -------------  ----------------  ------------  ------------
  Expenses:
    Investment management fees (Note 4).....................       169,318         360,494        1,766,429    2,082,803
    Shareholder servicing costs (Note 4)....................        30,911          61,110          406,745      416,769
    Reports to shareholders.................................         6,203           9,743           69,024       99,087
    Accounting expense......................................        13,229           9,269           19,862       21,678
    Financial information and subscriptions.................         1,344           1,201            9,033        7,554
    Custodian fees..........................................           699           2,205           14,175       17,929
    Bank transaction and checking fees......................         5,404           3,643           16,895       42,999
    Registration fees.......................................        13,569          26,195           21,002       26,519
    Legal, insurance and auditing fees......................         9,331           9,359           19,991       21,284
    Other...................................................           202             525            3,806        4,361
                                                              -------------  ----------------  ------------  ------------
      Total expenses........................................       250,210         483,744        2,346,962    2,740,983
                                                              -------------  ----------------  ------------  ------------
  Net investment income (loss) (Note 1).....................       (83,790)      2,050,542       13,824,103   21,333,057
                                                              -------------  ----------------  ------------  ------------
REALIZED GAIN (LOSS) AND UNREALIZED APPRECIATION FROM
 INVESTMENT TRANSACTIONS:
  Net realized gain (loss) from investments (Note 2)........       (77,400)      2,300,797        9,093,055
  Net unrealized appreciation on investments during the
   period (Note 1)..........................................     4,781,082       3,230,188       50,542,463
                                                              -------------  ----------------  ------------
  Net gain on investments (Note 1)..........................     4,703,682       5,530,985       59,635,518
                                                              -------------  ----------------  ------------  ------------
  Net increase in net assets resulting from operations......   $ 4,619,892      $7,581,527     $ 73,459,621   $21,333,057
                                                              -------------  ----------------  ------------  ------------
                                                              -------------  ----------------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

                                       -

                            STATEMENTS OF OPERATIONS
       -----------------------------------------------------------------

                                                        COLUMBIA U.S.        COLUMBIA FIXED        COLUMBIA       COLUMBIA
Six Months Ended June 30, 1997                      GOVERNMENT SECURITIES   INCOME SECURITIES   MUNICIPAL BOND   HIGH YIELD
(Unaudited)                                              FUND, INC.            FUND, INC.         FUND, INC.     FUND, INC.
                                                    ---------------------   -----------------   --------------   ----------
INVESTMENT INCOME:
  Income:
    Interest......................................       $1,179,367            $12,648,811       $10,501,635     $1,465,939
                                                        -----------         -----------------   --------------   ----------
      Total income................................        1,179,367             12,648,811        10,501,635     1,465,939
                                                        -----------         -----------------   --------------   ----------
  Expenses:
    Investment management fees (Note 4)...........           99,056                875,709           944,657        97,613
    Shareholder servicing costs (Note 4)..........           34,185                162,749            63,124        20,532
    Reports to shareholders.......................            6,799                 43,346            13,603         5,299
    Accounting expense............................           11,759                 22,129            13,057        18,038
    Financial information and subscriptions.......              766                  6,653            20,803         1,674
    Custodian fees................................              785                  6,950             7,609           654
    Bank transaction and checking fees............            1,274                 13,314             2,176         1,561
    Registration fees.............................            6,891                 17,429             9,858         6,723
    Legal, insurance and auditing fees............           11,060                 18,728            17,071         9,822
    Other.........................................              201                  1,827             6,676           174
                                                        -----------         -----------------   --------------   ----------
      Total expenses..............................          172,776              1,168,834         1,098,634       162,090
                                                        -----------         -----------------   --------------   ----------
  Net investment income (Note 1)..................        1,006,591             11,479,977         9,403,001     1,303,849
                                                        -----------         -----------------   --------------   ----------
REALIZED GAIN (LOSS) AND UNREALIZED APPRECIATION
 (DEPRECIATION) FROM INVESTMENT TRANSACTIONS:
  Net realized gain (loss) from investments (Note
   2).............................................          (14,216)                52,426           567,823       670,284
  Net unrealized appreciation (depreciation) on
   investments during the period (Note 1).........          (66,392)              (167,291)          673,279       (73,357 )
                                                        -----------         -----------------   --------------   ----------
  Net gain (loss) on investments (Note 1).........          (80,608)              (114,865)        1,241,102       596,927
                                                        -----------         -----------------   --------------   ----------
  Net increase in net assets resulting from
   operations.....................................       $  925,983            $11,365,112       $10,644,103     $1,900,776
                                                        -----------         -----------------   --------------   ----------
                                                        -----------         -----------------   --------------   ----------

    The accompanying notes are an integral part of the financial statements.

                                       -

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

Six Months Ended June 30, 1997 (Unaudited)             COLUMBIA                     COLUMBIA                     COLUMBIA
and                                                  COMMON STOCK                    GROWTH                INTERNATIONAL STOCK
Year Ended December 31, 1996                          FUND, INC.                   FUND, INC.                   FUND, INC.
                                              --------------------------  ----------------------------  --------------------------
                                                  1997          1996          1997            1996          1997          1996
                                              ------------  ------------  -------------   ------------  ------------  ------------
INCREASE IN NET ASSETS:
  Operations:
    Net investment income...................  $  4,309,004  $  5,885,201  $   3,480,054   $  6,027,740  $    358,259  $    254,666
    Net realized gain from:
      Investments (Note 2)..................    28,501,091    70,666,274     79,555,263    154,006,111     8,901,175     9,808,805
      Foreign currency transactions (Note
       1)...................................                                                                 171,197     1,454,573
    Change in net unrealized appreciation
     (depreciation) on:
      Investments...........................    59,806,331     8,532,253     74,114,406     21,295,845    14,709,406     5,676,201
      Translation of assets and liabilities
       in foreign currencies (Note 1).......                                                                (212,452)      185,947
                                              ------------  ------------  -------------   ------------  ------------  ------------
    Net increase in net assets resulting
     from operations........................    92,616,426    85,083,728    157,149,723    181,329,696    23,927,585    17,380,192
  Distributions to shareholders:
    From net investment income..............    (3,810,649)   (5,169,680)                   (5,089,302)                   (254,666)
    In excess of net investment income......                     (24,695)*                                              (1,646,464)*
    From net realized gain from investment
     transactions...........................                 (70,666,274)                 (154,006,111)                 (9,422,995)
    In excess of net realized gain from
     investment transactions................                     (97,665)*                    (469,156)*
  Capital share transactions, net (Note
   3).......................................    48,506,384   169,111,664     (3,858,174)   193,603,540    19,793,189    18,580,064
                                              ------------  ------------  -------------   ------------  ------------  ------------
    Net increase in net assets..............   137,312,161   178,237,078    153,291,549    215,368,667    43,720,774    24,636,131

NET ASSETS:
  Beginning of period.......................   536,759,802   358,522,724  1,064,099,519    848,730,852   125,509,591   100,873,460
                                              ------------  ------------  -------------   ------------  ------------  ------------
  End of period (1).........................  $674,071,963  $536,759,802  $1,217,391,068  $1,064,099,519 $169,230,365 $125,509,591
                                              ------------  ------------  -------------   ------------  ------------  ------------
                                              ------------  ------------  -------------   ------------  ------------  ------------
--------------------------------------------
                                              ------------  ------------  -------------   ------------  ------------  ------------

(1) Includes undistributed net investment
 income of:                                   $  1,399,513  $    901,158  $   5,411,763   $  1,931,709  $    362,144  $      3,885
 * On a tax basis, there was no return of capital.

    The accompanying notes are an integral part of the financial statements.

                                       -

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

Six Months Ended June 30, 1997             COLUMBIA                     COLUMBIA                  COLUMBIA
(Unaudited) and                            SPECIAL                     SMALL CAP             REAL ESTATE EQUITY
Year Ended December 31, 1996              FUND, INC.                   FUND, INC.                FUND, INC.
                                ------------------------------  ------------------------  -------------------------
                                     1997            1996          1997       1996 (2)        1997         1996
                                --------------  --------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS:
  Operations:
    Net investment income
     (loss)...................  $      576,070  $   (4,487,503) $   (83,790) $      (126) $  2,050,542  $ 1,994,016
    Net realized gain (loss)
     from investments (Note
     2).......................      64,383,451     295,204,950      (77,400)    (275,796)    2,300,797    1,627,328
    Change in net unrealized
     appreciation
     (depreciation) on
     investments..............      38,176,351    (112,950,905)   4,781,082    1,488,753     3,230,188    9,368,906
                                --------------  --------------  -----------  -----------  ------------  -----------
    Net increase in net assets
     resulting from
     operations...............     103,135,872     177,766,542    4,619,892    1,212,831     7,581,527   12,990,250
  Distributions to
   shareholders:
    From net investment
     income...................                                                              (2,033,444)  (1,370,203)
    From net realized gain
     from investment
     transactions.............                    (289,460,071)                                          (1,627,328)
    In excess of net realized
     gain from investment
     transactions.............                                                                             (349,207)*
    From tax return of
     capital..................                                                                             (657,602)
  Capital share transactions,
   net (Note 3)...............    (217,265,403)    312,562,708   17,698,339   19,848,539    35,476,836   37,500,111
                                --------------  --------------  -----------  -----------  ------------  -----------
    Net increase (decrease) in
     net assets...............    (114,129,531)    200,869,179   22,318,231   21,061,370    41,024,919   46,486,021

NET ASSETS:
  Beginning of period.........   1,585,284,214   1,384,415,035   21,061,370      --         68,073,221   21,587,200
                                --------------  --------------  -----------  -----------  ------------  -----------
  End of period (1)...........  $1,471,154,683  $1,585,284,214  $43,379,601  $21,061,370  $109,098,140  $68,073,221
                                --------------  --------------  -----------  -----------  ------------  -----------
                                --------------  --------------  -----------  -----------  ------------  -----------
------------------------------
                                --------------  --------------  -----------  -----------  ------------  -----------

(1) Includes undistributed net
 investment income (loss)
 of:..........................  $      576,070  $     --        $   (83,916) $      (126) $     17,098  $   --
(2) From inception of
 operations on September 11,
 1996.
 * On a tax basis, there was no return of capital.

    The accompanying notes are an integral part of the financial statements.

                                       -

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

Six Months Ended June 30, 1997 (Unaudited)             COLUMBIA                     COLUMBIA                     COLUMBIA
and                                                    BALANCED                   DAILY INCOME               U.S. GOVERNMENT
Year Ended December 31, 1996                          FUND, INC.                    COMPANY               SECURITIES FUND, INC.
                                              --------------------------  ----------------------------  --------------------------
                                                  1997          1996          1997            1996          1997          1996
                                              ------------  ------------  -------------   ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................  $ 13,824,103  $ 22,231,964  $  21,333,057   $ 40,303,114  $  1,006,591  $  2,058,101
    Net realized gain (loss) from
     investments (Note 2)...................     9,093,055    41,189,499                                     (14,216)       83,457
    Change in net unrealized appreciation
     (depreciation) on investments..........    50,542,463     4,167,518                                     (66,392)     (584,568)
                                              ------------  ------------  -------------   ------------  ------------  ------------
    Net increase in net assets resulting
     from operations........................    73,459,621    67,588,981     21,333,057     40,303,114       925,983     1,556,990
  Distributions to shareholders:
    From net investment income..............   (13,230,813)  (21,892,044)   (21,333,057)   (40,303,114)   (1,006,591)   (2,058,101)
    In excess of net investment income......                    (124,615)*
    From net realized gain from investment
     transactions...........................                 (41,189,499)
    In excess of net realized gain from
     investment transaction.................                     (97,205)*
  Capital share transactions, net (Note
   3).......................................    29,766,485   181,539,809    (28,426,242)    89,144,447    (1,230,771)     (564,932)
                                              ------------  ------------  -------------   ------------  ------------  ------------
    Net increase (decrease) in net assets...    89,995,293   185,825,427    (28,426,242)    89,144,447    (1,311,379)   (1,066,043)

NET ASSETS:
  Beginning of period.......................   672,592,920   486,767,493    889,799,969    800,655,522    40,776,341    41,842,384
                                              ------------  ------------  -------------   ------------  ------------  ------------
  End of period (1).........................  $762,588,213  $672,592,920  $ 861,373,727   $889,799,969  $ 39,464,962  $ 40,776,341
                                              ------------  ------------  -------------   ------------  ------------  ------------
                                              ------------  ------------  -------------   ------------  ------------  ------------
--------------------------------------------
                                              ------------  ------------  -------------   ------------  ------------  ------------

(1) Includes undistributed net investment
 income of:                                   $  1,133,453  $    540,163
 * On a tax basis, there was no return of capital.

    The accompanying notes are an integral part of the financial statements.

                                       -

                      STATEMENTS OF CHANGES IN NET ASSETS
       -----------------------------------------------------------------

Six Months Ended June 30, 1997 (Unaudited)             COLUMBIA                     COLUMBIA                     COLUMBIA
and                                            FIXED INCOME SECURITIES           MUNICIPAL BOND                 HIGH YIELD
Year Ended December 31, 1996                          FUND, INC.                   FUND, INC.                   FUND, INC.
                                              --------------------------  ----------------------------  --------------------------
                                                  1997          1996          1997            1996          1997          1996
                                              ------------  ------------  -------------   ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income...................  $ 11,479,977  $ 21,823,484  $   9,403,001   $ 18,837,582  $  1,303,849  $  2,084,562
    Net realized gain from investments (Note
     2).....................................        52,426     1,600,093        567,823      1,991,804       670,284       237,862
    Change in net unrealized appreciation
     (depreciation) on investments..........      (167,291)  (11,107,884)       673,279     (7,232,960)      (73,357)       (1,892)
                                              ------------  ------------  -------------   ------------  ------------  ------------
    Net increase in net assets resulting
     from operations........................    11,365,112    12,315,693     10,644,103     13,596,426     1,900,776     2,320,532
  Distributions to shareholders:
    From net investment income..............   (11,479,977)  (21,823,484)    (9,403,001)   (18,837,582)   (1,303,849)   (2,084,562)
    In excess of net investment income......                                     (4,724)*
    From net realized gain from investment
     transactions...........................                                                (1,842,655)                    (28,544)
  Capital share transactions, net (Note
   3).......................................    11,396,489    49,669,884     12,769,437     (1,044,677)    6,146,508     5,139,840
                                              ------------  ------------  -------------   ------------  ------------  ------------
    Net increase (decrease) in net assets...    11,281,624    40,162,093     14,005,815     (8,128,488)    6,743,435     5,347,266

NET ASSETS:
  Beginning of period.......................   356,420,896   316,258,803    375,667,430    383,795,918    28,818,233    23,470,967
                                              ------------  ------------  -------------   ------------  ------------  ------------
  End of period.............................  $367,702,520  $356,420,896  $ 389,673,245   $375,667,430  $ 35,561,668  $ 28,818,233
                                              ------------  ------------  -------------   ------------  ------------  ------------
                                              ------------  ------------  -------------   ------------  ------------  ------------
 * On a tax basis, there was no return of capital.

    The accompanying notes are an integral part of the financial statements.

                                       -

                         NOTES TO FINANCIAL STATEMENTS
       -----------------------------------------------------------------

                    -- 1. SIGNIFICANT ACCOUNTING POLICIES --

The Columbia Funds (the Funds) consist of Columbia Common Stock Fund, Inc.
(CCSF), Columbia Growth Fund, Inc. (CGF), Columbia International Stock Fund, Inc. (CISF), Columbia Special Fund, Inc. (CSF), Columbia Small Cap Fund, Inc.
(CSCF), Columbia Real Estate Equity Fund, Inc. (CREF), Columbia Balanced Fund, Inc. (CBF), Columbia Daily Income Company (CDIC), Columbia U.S. Government Securities Fund, Inc. (CUSG), Columbia Fixed Income Securities Fund, Inc.
(CFIS), Columbia Municipal Bond Fund, Inc. (CMBF), and Columbia High Yield Fund, Inc. (CHYF). All Funds are open-end investment companies registered under the Investment Company Act of 1940, as amended, and are diversified except CMBF, which is non-diversified. The policies described below are consistently followed by the Funds in the preparation of their financial statements in conformity with generally accepted accounting principles.

INVESTMENT VALUATION. The values of CCSF, CGF, CISF, CSF, CSCF, CREF and CBF equity investments are based on the last sale prices reported by the principal securities exchanges on which the investments are traded, or, in the absence of recorded sales, at the closing bid prices on such exchanges or over-the-counter markets. Temporary cash investments in short-term securities (principally repurchase agreements) are valued at cost, which approximates market.

CDIC investments are carried at values deemed best to reflect their fair values as determined in good faith by or under the supervision of officers of CDIC, specifically so authorized by its Directors. These values are based on cost adjusted for amortization of discount or premium and accrued interest, unless unusual circumstances indicate that another method of determining fair value should be considered.

CBF, CUSG, CFIS, CMBF and CHYF fixed income investments are carried at values deemed best to reflect their fair values as determined in good faith by or under the supervision of officers of CBF, CUSG, CFIS, CMBF and CHYF, specifically so authorized by their Directors. These values are based on market value as quoted by dealers who are market makers in these securities or by an independent pricing service unless unusual circumstances indicate that another method of determining fair value should be considered. Market values for CBF, CUSG, CFIS and CHYF fixed income investments are based on the average of bid and ask prices and market value for CMBF is based on bid prices, or by reference to other securities with comparable ratings, interest rates and maturities. Temporary cash investments in short-term securities (principally repurchase agreements) are valued at cost, which approximates market.

SHORT SALES AGAINST THE BOX. Certain Funds may hedge their investments against changes in value by engaging in short sales against the box. In a short sale against the box, the Fund sells a borrowed security that it also owns or has a right to own without additional cash consideration. The Fund covers its obiligation to pay back the borrowed shares by depositing the identical securities sold short in a segregated account at the Fund's custodian bank until the short sale transaction is closed and the borrowed shares repaid. A short sale against the box is not a speculative transaction and does not involve the use of leverage. This type of short sale may be used by a Fund when it desires to protect a profit or prevent a loss in a security position without selling the security directly. CSCF sold certain securities short against the box during the period because it was undesirable under certain provisions of the Internal Revenue Code that apply to investment companies to sell those securities directly and realize a taxable gain during the period. The market value of segregated securities to cover short positions was $1,872,222 at June 30, 1997. As of June 30, 1997, CSCF had entered into the following short sales against the box resulting in net unrealized depreciation of $87,183.

                                       -

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              -- 1. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED --

COMMON STOCK                                                                    SHARES      VALUE
-----------------------------------------------------------------------------  ---------  ---------
Ascend Communications, Inc...................................................      5,000  $ 196,875
FORE Systems, Inc............................................................     10,000    136,250
Great Plains Software, Inc...................................................      2,000     54,000
LHS Group, Inc...............................................................      1,350     59,147
PETsMART, Inc................................................................     14,000    161,000
Qwest Communications International, Inc......................................     12,000    327,000
RF Micro Devices, Inc........................................................     41,000    784,125
Rambus, Inc..................................................................      1,050     48,825
Suburban Lodges of America, Inc..............................................      5,000    105,000
                                                                                          ---------
    Total value of securities sold short against the box................................  $1,872,222
                                                                                          ---------
                                                                                          ---------

AFFILIATED ISSUERS. Under the Investment Company Act of 1940, as amended, an issuer is an "affiliated issuer" of a Fund if the Fund holds 5% or more of that issuer's outstanding voting securities. CSF had investments in such affiliated issuers at June 30, 1997 as follows:

                                                                                                         DIVIDEND
                                                                                                          INCOME
                                      BALANCE OF      GROSS                  BALANCE OF                 JANUARY 1,
                                     SHARES HELD    PURCHASES     GROSS      SHARES HELD      VALUE       1997-
                                     DECEMBER 31,       &        SALES &      JUNE 30,      JUNE 30,     JUNE 30,
NAME OF ISSUER                           1996       ADDITIONS   REDUCTIONS      1997          1997         1997
-----------------------------------  ------------   ---------   ----------   -----------   -----------  ----------
Abercrombie & Fitch Co.............         --        725,000                  725,000     $13,412,500
Celadon Group, Inc.................    580,000                                 580,000       6,670,000
Gadzooks, Inc......................         --        589,500                  589,500      11,495,250
Harmonic Lightwaves, Inc...........    540,000                   540,000                            --
Resmed, Inc........................    605,000                                 605,000      14,671,250
Schnitzer Steel Industries.........    500,000         50,000                  550,000      16,362,500   $  52,500
United Dental Care.................    487,500                   487,500                            --
Vans, Inc..........................         --        835,000                  835,000      12,629,375
                                                                                           -----------  ----------
    Total affiliated issuers............................................................   $75,240,875   $  52,500
                                                                                           -----------  ----------
                                                                                           -----------  ----------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. CISF enters into forward foreign currency exchange contracts to hedge certain portfolio securities denominated in foreign currencies. Forward contracts are recorded at market value. CISF could be exposed to risks if counterparties to the forward contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The effect of any change in the value of a hedged foreign currency would be offset by the increase (resulting from a change in exchange rates) in value of the securities denominated in that currency. Net realized gains arising from forward contracts amounted to $241,528 and are included in net realized gain from foreign currency transactions. CISF had no outstanding forward contracts on June 30, 1997.

                                       -

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              -- 1. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED --

FOREIGN CURRENCY TRANSLATIONS. The books and records of CISF are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets, and liabilities at the daily rates of exchange, and

(ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

CISF does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such changes are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on CISF's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

INTEREST AND DIVIDEND INCOME. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. The majority of dividend income recorded by CREF is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consist of capital gains and return of capital. For financial reporting purposes, these dividends are recorded as dividend income.

SHAREHOLDER DISTRIBUTIONS. CCSF, CREF and CBF distribute net investment income quarterly and any net realized gains from investment transactions annually. CGF, CISF, CSF and CCSF distribute net investment income and any net realized gains annually. CDIC distributes its net investment income daily -- including any realized investment gains or losses. CUSG, CFIS, CMBF and CHYF distribute their net investment income monthly and any net realized gains annually. Distributions to shareholders are recorded on the record date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, deferral of losses from wash sales and return of capital received from REITS.

USE OF ESTIMATES. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES. The Funds have made no provision for federal income taxes on net investment income or net realized gains from sales of securities, since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to certain investment companies, and to make distributions of income and security profits sufficient to relieve them from substantially all federal income taxes.

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold. The cost of investments sold is determined by the use of the specific identification method for both financial reporting and income tax purposes. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are reported on the basis of identified costs. The Funds, through their custodians, receive delivery of underlying securities collateralizing repurchase agreements (included in temporary cash investments). Market values of these securities are required to be at least 100% of the cost of the repurchase agreements. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

                                       -

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

              -- 1. SIGNIFICANT ACCOUNTING POLICIES, CONTINUED --

CHYF invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments. At June 30, 1997, 100% of the Fund's portfolio was invested in securities rated Baa (2%), Ba (41%) or B (57%) by Moody's Investor Services, Inc.

                        -- 2. INVESTMENT TRANSACTIONS --

Aggregate purchases, sales and maturities, net realized gain and unrealized appreciation (depreciation) of investments, including temporary cash investments for CDIC and excluding temporary cash investments for all other Funds, as of and for the period ended June 30, 1997, were as follows:

                                                                                                          COLUMBIA
                                              COLUMBIA            COLUMBIA            COLUMBIA            SPECIAL
                                            COMMON STOCK           GROWTH        INTERNATIONAL STOCK     FUND, INC.
                                          FUND, INC. (CCSF)   FUND, INC. (CGF)    FUND, INC. (CISF)        (CSF)
                                          -----------------   ----------------   -------------------   --------------
PURCHASES:
  Investment securities other than U.S.
   Government obligations...............    $241,874,289        $477,928,237         $95,027,290       $1,338,275,453
                                          -----------------   ----------------   -------------------   --------------
                                          -----------------   ----------------   -------------------   --------------
SALES AND MATURITIES:
  Investment securities other than U.S.
   Government obligations...............    $228,139,098        $517,218,456         $79,151,532       $1,564,831,224
                                          -----------------   ----------------   -------------------   --------------
                                          -----------------   ----------------   -------------------   --------------
NET REALIZED GAIN:
  Investment securities other than U.S.
   Government obligations...............    $ 28,501,091        $ 79,555,263         $ 8,901,175       $  64,383,451
                                          -----------------   ----------------   -------------------   --------------
                                          -----------------   ----------------   -------------------   --------------
UNREALIZED APPRECIATION (DEPRECIATION)
 AS OF JUNE 30, 1997:
  Appreciation..........................    $130,584,617        $286,722,979         $33,363,356       $ 177,969,695
  Depreciation..........................      (9,890,177)        (31,341,420)         (2,010,832)        (51,510,266 )
                                          -----------------   ----------------   -------------------   --------------
    Net unrealized appreciation.........    $120,694,440        $255,381,559         $31,352,524       $ 126,459,429
                                          -----------------   ----------------   -------------------   --------------
                                          -----------------   ----------------   -------------------   --------------
UNREALIZED APPRECIATION (DEPRECIATION)
 FOR FEDERAL INCOME TAX PURPOSES AS OF
 JUNE 30, 1997:
  Appreciation..........................    $131,642,755        $288,179,940         $33,070,879       $ 177,841,326
  Depreciation..........................     (10,143,423)        (32,416,636)         (2,397,852)        (51,694,085 )
                                          -----------------   ----------------   -------------------   --------------
    Net unrealized appreciation.........    $121,499,332        $255,763,304         $30,673,027       $ 126,147,241
                                          -----------------   ----------------   -------------------   --------------
                                          -----------------   ----------------   -------------------   --------------
For federal income tax purposes, the
 cost of investments owned at June 30,
 1997...................................    $490,438,681        $909,892,080         $126,018,674      $1,237,672,399
                                          -----------------   ----------------   -------------------   --------------
                                          -----------------   ----------------   -------------------   --------------

The net realized gain for CCSF, CGF, & CSF includes proceeds of $2,242, $111,514, & $110,007, respectively, from shareholder class action suits related to securities held by those Funds.

                                       -

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  -- 2. INVESTMENT TRANSACTIONS, CONTINUED --

                                                                  COLUMBIA
                                              COLUMBIA           REAL ESTATE          COLUMBIA          COLUMBIA
                                              SMALL CAP       EQUITY FUND, INC.       BALANCED        DAILY INCOME
                                          FUND, INC. (CSCF)        (CREF)         FUND, INC. (CBF)   COMPANY (CDIC)
                                          -----------------   -----------------   ----------------   --------------
PURCHASES:
  Investment securities other than U.S.
   Government obligations...............     $51,595,998         $49,171,959        $188,231,101     $4,313,388,201
  U.S. Government obligations...........                                             433,552,765        33,659,217
                                          -----------------   -----------------   ----------------   --------------
    Total purchases.....................     $51,595,998         $49,171,959        $621,783,866     $4,347,047,418
                                          -----------------   -----------------   ----------------   --------------
                                          -----------------   -----------------   ----------------   --------------
SALES AND MATURITIES:
  Investment securities other than U.S.
   Government obligations...............     $31,955,331         $14,206,467        $177,389,003     $4,355,411,250
  U.S. Government obligations...........                                             385,911,110        23,797,717
                                          -----------------   -----------------   ----------------   --------------
    Total sales and maturities..........     $31,955,331         $14,206,467        $563,300,113     $4,379,208,967
                                          -----------------   -----------------   ----------------   --------------
                                          -----------------   -----------------   ----------------   --------------
NET REALIZED GAIN (LOSS):
  Investment securities other than U.S.
   Government obligations...............     $   (77,400)        $ 2,300,797        $  9,087,867
  U.S. Government obligations...........                                                   5,188
                                          -----------------   -----------------   ----------------
    Total net realized gain (loss)......     $   (77,400)        $ 2,300,797        $  9,093,055
                                          -----------------   -----------------   ----------------
                                          -----------------   -----------------   ----------------
UNREALIZED APPRECIATION (DEPRECIATION)
 AS OF JUNE 30, 1997:
  Appreciation..........................     $ 6,563,716         $14,135,020        $112,527,436
  Depreciation..........................        (293,881)                             (5,935,605)
                                          -----------------   -----------------   ----------------
    Net unrealized appreciation.........     $ 6,269,835         $14,135,020        $106,591,831
                                          -----------------   -----------------   ----------------
                                          -----------------   -----------------   ----------------
UNREALIZED APPRECIATION (DEPRECIATION)
 FOR FEDERAL INCOME TAX PURPOSES AS OF
 JUNE 30, 1997:
  Appreciation..........................     $ 6,518,222         $15,378,543        $113,092,510
  Depreciation..........................        (365,081)                             (6,338,981)
                                          -----------------   -----------------   ----------------
    Net unrealized appreciation.........     $ 6,153,141         $15,378,543        $106,753,529
                                          -----------------   -----------------   ----------------
                                          -----------------   -----------------   ----------------
For federal income tax purposes, the
 cost of investments owned at June 30,
 1997...................................     $37,401,679         $81,268,839        $644,520,030     $ 870,210,086
                                          -----------------   -----------------   ----------------   --------------
                                          -----------------   -----------------   ----------------   --------------

The net realized gain for CBF includes proceeds of $2,236, from shareholder class action suits related to securities held by the Fund.

                                       -

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                  -- 2. INVESTMENT TRANSACTIONS, CONTINUED --

                                              COLUMBIA U.S.        COLUMBIA FIXED         COLUMBIA            COLUMBIA
                                          GOVERNMENT SECURITIES   INCOME SECURITIES    MUNICIPAL BOND        HIGH YIELD
                                            FUND, INC. (CUSG)     FUND, INC. (CFIS)   FUND, INC. (CMBF)   FUND, INC. (CHYF)
                                          ---------------------   -----------------   -----------------   -----------------
PURCHASES:
  Investment securities other than U.S.
   Government obligations...............                            $ 77,143,805        $ 34,635,866         $31,283,515
  U.S. Government obligations...........       $38,552,492           356,733,289                                 747,188
                                          ---------------------   -----------------   -----------------   -----------------
    Total purchases.....................       $38,552,492          $433,877,094        $ 34,635,866         $32,030,703
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------
SALES AND MATURITIES:
  Investment securities other than U.S.
   Government obligations...............                            $ 90,405,868        $ 23,946,989         $24,281,199
  U.S. Government obligations...........       $40,709,012           336,922,192                               1,240,234
                                          ---------------------   -----------------   -----------------   -----------------
    Total sales and maturities..........       $40,709,012          $427,328,060        $ 23,946,989         $25,521,433
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------
NET REALIZED GAIN (LOSS):
  Investment securities other than U.S.
   Government obligations...............                            $   (566,351)       $    567,823         $   687,589
  U.S. Government obligations...........       $   (14,216)              618,777                                 (17,305)
                                          ---------------------   -----------------   -----------------   -----------------
    Total net realized gain (loss)......       $   (14,216)         $     52,426        $    567,823         $   670,284
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------
UNREALIZED APPRECIATION (DEPRECIATION)
 AS OF JUNE 30, 1997:
  Appreciation..........................       $    52,794          $  3,058,092        $ 14,803,427         $   842,874
  Depreciation..........................           (91,999)           (1,219,939)           (222,732)            (65,451)
                                          ---------------------   -----------------   -----------------   -----------------
    Net unrealized appreciation
     (depreciation).....................       $   (39,205)         $  1,838,153        $ 14,580,695         $   777,423
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------
UNREALIZED APPRECIATION (DEPRECIATION)
 FOR FEDERAL INCOME TAX PURPOSES AS OF
 JUNE 30, 1997:
  Appreciation..........................       $    52,058          $  2,948,656        $ 14,803,427         $   842,874
  Depreciation..........................           (98,858)           (1,263,968)           (222,732)            (65,451)
                                          ---------------------   -----------------   -----------------   -----------------
    Net unrealized appreciation
     (depreciation).....................       $   (46,800)         $  1,684,688        $ 14,580,695         $   777,423
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------
For federal income tax purposes, the
 cost of investments owned at June 30,
 1997...................................       $38,160,274          $344,707,666        $365,079,709         $33,468,049
                                          ---------------------   -----------------   -----------------   -----------------
                                          ---------------------   -----------------   -----------------   -----------------

                                       -

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                             -- 3. CAPITAL STOCK --

                                             COLUMBIA                     COLUMBIA                     COLUMBIA
                                           COMMON STOCK                    GROWTH                INTERNATIONAL STOCK
                                         FUND, INC. (CCSF)            FUND, INC. (CGF)            FUND, INC. (CISF)
                                     -------------------------  ----------------------------  --------------------------
                                        1997          1996          1997           1996           1997          1996
                                     -----------  ------------  -------------  -------------  ------------  ------------
SHARES:
  Shares sold......................    5,252,800     9,187,403      4,882,106      9,588,118     3,240,138     4,458,919
  Shares issued for reinvestment of
   dividends.......................      177,025     3,836,536                     4,993,329                     808,789
                                     -----------  ------------  -------------  -------------  ------------  ------------
                                       5,429,825    13,023,939      4,882,106     14,581,447     3,240,138     5,267,708
  Less shares redeemed.............   (3,044,180)   (4,449,235)    (5,005,354)    (8,408,189)   (1,919,034)   (3,930,959)
                                     -----------  ------------  -------------  -------------  ------------  ------------
  Net increase (decrease) in
   shares..........................    2,385,645     8,574,704       (123,248)     6,173,258     1,321,104     1,336,749
                                     -----------  ------------  -------------  -------------  ------------  ------------
                                     -----------  ------------  -------------  -------------  ------------  ------------
AMOUNTS:
  Sales............................  $107,221,494 $183,843,205  $ 156,765,028  $ 309,798,468  $ 47,951,898  $ 62,941,735
  Reinvestment of dividends........    3,736,335    74,699,264                   154,190,774                  11,145,109
                                     -----------  ------------  -------------  -------------  ------------  ------------
                                     110,957,829   258,542,469    156,765,028    463,989,242    47,951,898    74,086,844
  Less redemptions.................  (62,451,445)  (89,430,805)  (160,623,202)  (270,385,702)  (28,158,709)  (55,506,780)
                                     -----------  ------------  -------------  -------------  ------------  ------------
  Net increase (decrease)..........  $48,506,384  $169,111,664  $  (3,858,174) $ 193,603,540  $ 19,793,189  $ 18,580,064
                                     -----------  ------------  -------------  -------------  ------------  ------------
                                     -----------  ------------  -------------  -------------  ------------  ------------
  Capital stock authorized
   (shares)........................  100,000,000                  100,000,000                  100,000,000
  Par Value........................    no par                       $.01                         no par

                                                COLUMBIA                     COLUMBIA                    COLUMBIA
                                                SPECIAL                     SMALL CAP               REAL ESTATE EQUITY
                                            FUND, INC. (CSF)            FUND, INC. (CSCF)           FUND, INC. (CREF)
                                      ----------------------------  --------------------------  --------------------------
                                          1997           1996           1997        1996 (1)        1997          1996
                                      -------------  -------------  -------------  -----------  ------------  ------------
SHARES:
  Shares sold.......................      9,102,051     25,624,116      1,953,460    1,756,650     5,768,200     4,543,366
  Shares issued for reinvestment of
   dividends........................                    13,826,136                                   102,924       226,545
                                      -------------  -------------  -------------  -----------  ------------  ------------
                                          9,102,051     39,450,252      1,953,460    1,756,650     5,871,124     4,769,911
  Less shares redeemed..............    (19,985,674)   (24,162,690)      (638,396)    (135,869)   (3,733,623)   (2,255,778)
                                      -------------  -------------  -------------  -----------  ------------  ------------
  Net increase (decrease) in
   shares...........................    (10,883,623)    15,287,562      1,315,064    1,620,781     2,137,501     2,514,133
                                      -------------  -------------  -------------  -----------  ------------  ------------
                                      -------------  -------------  -------------  -----------  ------------  ------------
AMOUNTS:
  Sales.............................  $ 181,592,640  $ 593,195,434  $  26,122,699  $21,545,009  $ 95,431,833  $ 65,389,802
  Reinvestment of dividends.........                   273,619,242                                 1,746,845     3,428,343
                                      -------------  -------------  -------------  -----------  ------------  ------------
                                        181,592,640    866,814,676     26,122,699   21,545,009    97,178,678    68,818,145
  Less redemptions..................   (398,858,043)  (554,251,968)    (8,424,360)  (1,696,470)  (61,701,842)  (31,318,034)
                                      -------------  -------------  -------------  -----------  ------------  ------------
  Net increase (decrease)...........  $(217,265,403) $ 312,562,708  $  17,698,339  $19,848,539  $ 35,476,836  $ 37,500,111
                                      -------------  -------------  -------------  -----------  ------------  ------------
                                      -------------  -------------  -------------  -----------  ------------  ------------
  Capital stock authorized
   (shares).........................    100,000,000                   100,000,000                100,000,000
  Par Value.........................      $.01                         no par                      no par
  (1) From inception of operations
   on September 11, 1996.

                                       -

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                       -- 3. CAPITAL STOCK, CONTINUED --

                                             COLUMBIA                    COLUMBIA                 COLUMBIA U.S.
                                             BALANCED                  DAILY INCOME           GOVERNMENT SECURITIES
                                         FUND, INC. (CBF)             COMPANY (CDIC)            FUND, INC. (CUSG)
                                   ----------------------------  -------------------------  --------------------------
                                       1997           1996           1997         1996          1997          1996
                                   -------------  -------------  ------------  -----------  ------------  ------------
SHARES:
  Shares sold....................      5,247,284     12,203,107   691,744,941  1,425,767,034      820,450    1,751,071
  Shares issued for reinvestment
   of dividends..................        609,648      3,066,051    21,321,436   40,287,100       110,957       230,872
                                   -------------  -------------  ------------  -----------  ------------  ------------
                                       5,856,932     15,269,158   713,066,377  1,466,054,134      931,407    1,981,943
  Less shares redeemed...........     (4,457,417)    (6,405,495) (741,492,619) (1,376,909,687)   (1,082,607)   (2,051,336)
                                   -------------  -------------  ------------  -----------  ------------  ------------
  Net increase (decrease) in
   shares........................      1,399,515      8,863,663   (28,426,242)  89,144,447      (151,200)      (69,393)
                                   -------------  -------------  ------------  -----------  ------------  ------------
                                   -------------  -------------  ------------  -----------  ------------  ------------
AMOUNTS:
  Sales..........................  $ 110,443,682  $ 251,516,248  $691,744,941  $1,425,767,034 $  6,737,949 $ 14,407,264
  Reinvestment of dividends......     13,044,933     62,884,919    21,321,436   40,287,100       910,903     1,898,935
                                   -------------  -------------  ------------  -----------  ------------  ------------
                                     123,488,615    314,401,167   713,066,377  1,466,054,134    7,648,852   16,306,199
  Less redemptions...............    (93,722,130)  (132,861,358) (741,492,619) (1,376,909,687)   (8,879,623)  (16,871,131)
                                   -------------  -------------  ------------  -----------  ------------  ------------
  Net increase (decrease)........  $  29,766,485  $ 181,539,809  $(28,426,242) $89,144,447  $ (1,230,771) $   (564,932)
                                   -------------  -------------  ------------  -----------  ------------  ------------
                                   -------------  -------------  ------------  -----------  ------------  ------------
  Capital stock authorized
   (shares)......................    100,000,000                 2,000,000,000               100,000,000
  Par Value......................     no par                        $.001                       $.01

                                            COLUMBIA FIXED                COLUMBIA                      COLUMBIA
                                           INCOME SECURITIES           MUNICIPAL BOND                  HIGH YIELD
                                           FUND, INC. (CFIS)         FUND, INC. (CMBF)             FUND, INC. (CHYF)
                                       -------------------------  ------------------------  --------------------------------
                                          1997          1996         1997         1996           1997             1996
                                       -----------  ------------  -----------  -----------  ---------------  ---------------
SHARES:
  Shares sold........................    4,326,480     9,571,457    3,555,418    4,732,337        1,070,379        1,058,203
  Shares issued for reinvestment of
   dividends.........................      711,457     1,427,852      618,979    1,395,611          116,090          197,255
                                       -----------  ------------  -----------  -----------  ---------------  ---------------
                                         5,037,937    10,999,309    4,174,397    6,127,948        1,186,469        1,255,458
  Less shares redeemed...............   (4,158,174)   (7,165,704)  (3,125,256)  (6,210,439)        (567,538)        (730,964)
                                       -----------  ------------  -----------  -----------  ---------------  ---------------
  Net increase (decrease) in
   shares............................      879,763     3,833,605    1,049,141      (82,491)         618,931          524,494
                                       -----------  ------------  -----------  -----------  ---------------  ---------------
                                       -----------  ------------  -----------  -----------  ---------------  ---------------
AMOUNTS:
  Sales..............................  $56,183,311  $124,564,521  $43,075,000  $57,398,891  $    10,659,174  $    10,345,832
  Reinvestment of dividends..........    9,237,806    18,580,087    7,492,772   16,930,817        1,158,424        1,925,766
                                       -----------  ------------  -----------  -----------  ---------------  ---------------
                                        65,421,117   143,144,608   50,567,772   74,329,708       11,817,598       12,271,598
  Less redemptions...................  (54,024,628)  (93,474,724) (37,798,335) (75,374,385)      (5,671,090)      (7,131,758)
                                       -----------  ------------  -----------  -----------  ---------------  ---------------
  Net increase (decrease)............  $11,396,489  $ 49,669,884  $12,769,437  $(1,044,677) $     6,146,508  $     5,139,840
                                       -----------  ------------  -----------  -----------  ---------------  ---------------
                                       -----------  ------------  -----------  -----------  ---------------  ---------------
  Capital stock authorized
   (shares)..........................  200,000,000                100,000,000                   100,000,000
  Par Value..........................     $.01                       $.01                       no par

                                       -

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

           -- 4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES --

                                                                                                                    COLUMBIA
                                                        COLUMBIA             COLUMBIA              COLUMBIA         SPECIAL
                                                      COMMON STOCK            GROWTH          INTERNATIONAL STOCK  FUND, INC.
                                                    FUND, INC. (CCSF)    FUND, INC. (CGF)      FUND, INC. (CISF)     (CSF)
                                                    -----------------  ---------------------  -------------------  ----------
Investment management fees incurred...............     $1,786,129           $3,243,832             $692,286        $6,153,546
Investment management fee computation basis
 (percentage of daily net assets per annum).......      .60 of 1%          .75 of 1% to               1%             1% to
                                                                        $200,000,000 daily                         $500,000,000
                                                                        net assets; .625 of                        daily net
                                                                                1%                                  assets;
                                                                       between $200,000,000                          .75 of
                                                                       and $500,000,000; and                         1% in
                                                                        .50 of 1% in excess                        excess of
                                                                          of $500,000,000                          $500,000,000

Transfer agent fee (included in shareholder
 servicing costs).................................      $200,192             $421,730              $151,188         $502,358
Fees earned by directors not affiliated with each
 Fund's invest-
 ment advisor, transfer agent, or Columbia
 Management Co....................................       $3,355               $5,960                 $726            $7,412
Value of investments held at June 30, 1997 by:
  Columbia Management Co..........................      $457,970             $106,363               $73,540        $2,129,719
  Columbia Funds Management Company...............       $88,745              $43,720               $18,650         $808,439

                                                        COLUMBIA            COLUMBIA           COLUMBIA           COLUMBIA
                                                        SMALL CAP      REAL ESTATE EQUITY      BALANCED         DAILY INCOME
                                                    FUND, INC. (CSCF)  FUND, INC. (CREF)   FUND, INC. (CBF)    COMPANY (CDIC)
                                                    -----------------  ------------------  ----------------  ------------------
Investment management fees incurred...............      $169,318            $360,494          $1,766,429         $2,082,803
Investment management fee computation basis
 (percentage of daily net assets per annum).......         1%              .75 of 1%          .50 of 1%         .50 of 1% to
                                                                                                             $500,000,000 daily
                                                                                                             net assets; .45 of
                                                                                                                 1% between
                                                                                                              $500,000,000 and
                                                                                                              $1,000,000,000;
                                                                                                              and .40 of 1% in
                                                                                                                 excess of
                                                                                                               $1,000,000,000

Transfer agent fee (included in shareholder
 servicing costs).................................       $26,114            $55,458            $249,623           $325,848
Fees earned by directors not affiliated with each
 Fund's investment advisor, transfer agent, or
 Columbia Management Co...........................        $202                $525              $3,806             $4,361
Value of investments held at June 30, 1997 by:
  Columbia Management Co..........................                          $99,232                             $14,390,255
  Columbia Funds Management Company...............       $9,125             $18,428                              $5,559,479

                                       -

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      -- 4. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES, CONTINUED --

                                              COLUMBIA U.S.       COLUMBIA FIXED        COLUMBIA           COLUMBIA
                                          GOVERNMENT SECURITIES  INCOME SECURITIES   MUNICIPAL BOND       HIGH YIELD
                                            FUND, INC. (CUSG)    FUND, INC. (CFIS)  FUND, INC. (CMBF)  FUND, INC. (CHYF)
                                          ---------------------  -----------------  -----------------  -----------------
Investment management fees incurred.....         $99,056             $875,709           $944,657            $97,613
Investment management fee computation
 basis (percentage of daily net assets
 per annum).............................        .50 of 1%            .50 of 1%          .50 of 1%          .60 of 1%
Transfer agent fee (included in
 shareholder servicing costs)...........         $23,286             $126,306            $56,975            $17,988
Fees earned by directors not affiliated
 with each Fund's investment advisor,
 transfer agent, or Columbia Management
 Co.....................................          $201                $1,827             $1,952              $174
Value of investments held at June 30,
 1997 by:
  Columbia Management Co................        $462,108             $956,846          $1,920,700          $345,498
  Columbia Funds Management Company.....         $71,563             $281,692           $272,940           $294,398

The investment advisor of the Funds is Columbia Funds Management Company. The transfer agent for the Funds is Columbia Trust Company, a subsidiary of Columbia Funds Management Company. The transfer agent is compensated based on a per account fee. The contracts for investment advisory and transfer agent services for the Funds must be renewed annually by a majority vote of the Funds' shareholders or by the directors of the Funds. Certain officers and directors of the Funds are also officers and directors of Columbia Funds Management Company, Columbia Trust Company and Columbia Management Co. They did not receive any direct payments from the Funds. At June 30, 1997, CCSF and CBF had investments in securities of U.S. Bancorp which provides primarily custodial services for these funds.

                                       -
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

                                [logo]

                           COLUMBIA FUNDS
           -1301 S.W. FIFTH AVENUE, PORTLAND, OREGON 97201-


                            -DIRECTORS-
             -------------------------------------------
                          JAMES C. GEORGE
                       J. JERRY INSKEEP, JR.
                           JOHN A. KEMP
                        THOMAS R. MACKENZIE
                           JAMES F. RIPPEY
                        RICHARD L. WOOLWORTH


                               -OFFICERS-
             -------------------------------------------
                    J. JERRY INSKEEP, JR., CHAIRMAN
                        JOHN A. KEMP, PRESIDENT
                GEORGE L. HANSETH, SENIOR VICE PRESIDENT
                    ALBERT D. CORRADO, VICE PRESIDENT
                    LAWRENCE S. VIEHL, VICE PRESIDENT
                        JEFF B. CURTIS, SECRETARY


                         -INVESTMENT ADVISOR-
             -------------------------------------------
                  COLUMBIA FUNDS MANAGEMENT COMPANY
                       1300 S.W. SIXTH AVENUE
                       PORTLAND, OREGON 97201


                           -LEGAL COUNSEL-
             -------------------------------------------
                          STOEL RIVES L.L.P.
                  900 S.W. FIFTH AVENUE, SUITE 2300
                      PORTLAND, OREGON 97204-1268


                              -AUDITORS-
             -------------------------------------------
                        COOPERS & LYBRAND L.L.P.
                  1300 S.W. FIFTH AVENUE, SUITE 2700
                        PORTLAND, OREGON 97201


                          -TRANSFER AGENT-
             -------------------------------------------
                        COLUMBIA TRUST COMPANY
                        1301 S.W. FIFTH AVENUE
                        PORTLAND, OREGON 97201



   THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. THE MANAGERS' VIEWS CONTAINED IN THIS REPORT ARE SUBJECT TO CHANGE AT ANY
             TIME, BASED ON MARKET AND OTHER CONSIDERATIONS.
  PORTFOLIO CHANGES SHOULD NOT BE CONSIDERED RECOMMENDATIONS FOR ACTION BY
                          INDIVIDUAL INVESTORS.
  FUNDS DISTRIBUTED BY COLUMBIA FINANCIAL CENTER INCORPORATED, MEMBER NASD.